]
                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0578
                                                     Expires: May 31, 2007
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                                                     hours per response....21.09
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06175

                               Eclipse Funds Inc.
               (Exact name of registrant as specified in charter)

 51 Madison Avenue, New York, New York                                   10010
(Address of principal executive offices)                              (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2006 is filed herewith.

MAINSTAY ALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                          -------   ------------
    COMMON STOCKS (98.1%)                            +
    AEROSPACE & DEFENSE (2.9%)
    L-3 Communications Holdings, Inc.                      50,500   $  4,091,510
 &  United Technologies Corp.                             108,000      6,303,960
                                                                    ------------
                                                                      10,395,470
                                                                    ------------
    AIR FREIGHT & LOGISTICS (1.7%)
    FedEx Corp.                                            60,900      6,160,035
                                                                    ------------
    AUTOMOBILES (1.4%)
    Harley-Davidson, Inc.                          (a)     90,300      4,833,759
                                                                    ------------
    BIOTECHNOLOGY (3.7%)
    Amgen, Inc.                                    (b)     47,100      3,433,119
    Genentech, Inc.                                (b)     42,500      3,651,600
    Gilead Sciences, Inc.                          (b)     81,100      4,936,557
    United Therapeutics Corp.                      (b)     15,000        970,050
                                                                    ------------
                                                                      12,991,326
                                                                    ------------
    BUILDING PRODUCTS (0.6%)
    Builders FirstSource, Inc.                     (b)     91,200      2,283,648
                                                                    ------------
    CAPITAL MARKETS (0.6%)
    Ameriprise Financial, Inc.                              8,700        354,003
    Legg Mason, Inc.                                       12,700      1,647,190
                                                                    ------------
                                                                       2,001,193
                                                                    ------------
    CHEMICALS (1.8%)
 &  Praxair, Inc.                                         122,500      6,453,300
                                                                    ------------
    COMMUNICATIONS EQUIPMENT (4.6%)
    Comverse Technology, Inc.                      (b)     38,600      1,057,254
    Corning, Inc.                                  (b)    253,900      6,182,465
    Motorola, Inc.                                        232,400      5,277,804
    QUALCOMM, Inc.                                 (a)     65,300      3,131,788
    Research In Motion, Ltd.                       (b)     11,700        789,750
                                                                    ------------
                                                                      16,439,061
                                                                    ------------
    COMPUTERS & PERIPHERALS (2.8%)
    Apple Computer, Inc.                           (b)     81,600      6,161,616
    EMC Corp.                                      (b)    276,700      3,707,780
                                                                    ------------
                                                                       9,869,396
                                                                    ------------
    CONSTRUCTION MATERIALS (1.6%)
    Eagle Materials, Inc.                          (a)     34,542      5,626,546
                                                                    ------------
    CONSUMER FINANCE (2.4%)
    American Express Co.                                   50,300      2,638,235

    Capital One Financial Corp.                             70,800      5,897,640
                                                                     ------------
                                                                        8,535,875
                                                                     ------------
    ELECTRICAL EQUIPMENT (1.0%)
    Roper Industries, Inc.                                  83,600      3,373,260
                                                                     ------------
    ELECTRONIC EQUIPMENT &
       INSTRUMENTS (1.5%)
    Amphenol Corp. Class A                                 103,000      5,235,490
                                                                     ------------
    ENERGY EQUIPMENT & SERVICES (7.5%)
 &  Baker Hughes, Inc.                                      80,300      6,218,432
    BJ Services Co.                                        135,700      5,494,493
    ENSCO International, Inc.                               72,500      3,706,200
    Transocean, Inc.                                (b)     62,400      5,063,760
 &  Weatherford International, Ltd.                 (a)(b) 141,000      6,313,980
                                                                     ------------
                                                                       26,796,865
                                                                     ------------
    FOOD & STAPLES RETAILING (0.5%)
    Walgreen Co.                                            38,100      1,648,968
                                                                     ------------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.2%)
    Cooper Cos., Inc. (The)                         (a)     43,300      2,400,119
    Cytyc Corp.                                     (b)     31,500        948,150
    Fisher Scientific International, Inc.           (a)(b)  80,000      5,349,600
    Varian Medical Systems, Inc.                    (a)(b)  46,100      2,775,681
                                                                     ------------
                                                                       11,473,550
                                                                     ------------
    HEALTH CARE PROVIDERS & SERVICES (10.3%)
    Aetna, Inc.                                             53,200      5,149,760
 &  Caremark Rx, Inc.                               (b)    129,000      6,359,700
    Health Net, Inc.                                (b)     40,300      1,989,611
    Omnicare, Inc.                                          62,200      3,091,340
 &  UnitedHealth Group, Inc.                               172,014     10,221,072
 &  WellPoint, Inc.                                 (b)    127,364      9,781,555
                                                                     ------------
                                                                       36,593,038
                                                                     ------------
    HOTELS, RESTAURANTS & LEISURE (0.6%)
    Carnival Corp.                                          44,100      2,282,616
                                                                     ------------
    HOUSEHOLD DURABLES (9.0%)
    Centex Corp.                                    (a)     72,300      5,161,497
    D.R. Horton, Inc.                                      163,000      6,083,160
    Harman International Industries, Inc.                   23,300      2,563,000
    Hovnanian Enterprises, Inc. Class A             (a)(b)  86,200      4,173,804
    Lennar Corp. Class A                            (a)     91,200      5,705,472
    Mohawk Industries, Inc.                         (b)     43,500      3,699,240
    WCI Communities, Inc.                           (a)(b) 172,200      4,742,388
                                                                     ------------
                                                                       32,128,561
                                                                     ------------
    INTERNET & CATALOG RETAIL (0.6%)
    eBay, Inc.                                      (b)     51,500      2,219,650
                                                                     ------------
    INTERNET SOFTWARE & SERVICES (0.7%)
    j2 Global Communications, Inc.                  (a)(b)  15,600        744,900
    VeriSign, Inc.                                  (b)     67,800      1,610,250
                                                                     ------------
                                                                        2,355,150
                                                                     ------------

    LEISURE EQUIPMENT & PRODUCTS (0.7%)
    Brunswick Corp.                                        67,100      2,522,289
                                                                    ------------
    MACHINERY (5.8%)
    Danaher Corp.                                         100,200      5,675,328
    Eaton Corp.                                            27,800      1,840,360
    Illinois Tool Works, Inc.                       (a)    59,700      5,032,113
    Terex Corp.                                     (b)    64,300      4,533,150
    Toro Co. (The)                                         80,900      3,576,589
                                                                    ------------
                                                                      20,657,540
                                                                    ------------
    MEDIA (1.3%)
    McGraw-Hill Cos., Inc. (The)                           37,300      1,903,792
    Omnicom Group, Inc.                                    32,900      2,690,891
                                                                    ------------
                                                                       4,594,683
                                                                    ------------
    MULTILINE RETAIL (2.3%)
    Kohl's Corp.                                    (a)(b)101,200      4,492,268
    Target Corp.                                           68,500      3,750,375
                                                                    ------------
                                                                       8,242,643
                                                                    ------------
    OIL, GAS & CONSUMABLE FUELS (10.1%)
    Apache Corp.                                           24,400      1,842,932
 &  Arch Coal, Inc.                                 (a)   100,400      8,706,688
    Giant Industries, Inc.                          (b)    45,900      3,207,951
    Newfield Exploration Co.                        (b)    91,600      4,799,840
 &  Peabody Energy Corp.                                  119,300     11,871,543
    Tesoro Corp.                                    (a)    76,400      5,536,708
                                                                    ------------
                                                                      35,965,662
                                                                    ------------
    PHARMACEUTICALS (0.4%)
    Teva Pharmaceutical Industries, Ltd. ADR        (a)(c) 34,700      1,479,261
                                                                    ------------
    REAL ESTATE (0.9%)
    St. Joe Co. (The)                               (a)    47,800      3,032,910
                                                                    ------------
    ROAD & RAIL (1.1%)
    Norfolk Southern Corp.                                 79,700      3,972,248
                                                                    ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (3.5%)
    Intel Corp.                                           136,500      2,903,355
    Linear Technology Corp.                         (a)   100,400      3,735,884
    Maxim Integrated Products, Inc.                        36,900      1,514,376
    National Semiconductor Corp.                          145,900      4,115,839
                                                                    ------------
                                                                      12,269,454
                                                                    ------------
    SOFTWARE (2.1%)
    Autodesk, Inc.                                         53,200      2,159,388
    FactSet Research Systems, Inc.                        100,350      4,001,958
    Oracle Corp.                                    (a)(b)111,900      1,406,583
                                                                    ------------
                                                                       7,567,929
                                                                    ------------
    SPECIALTY RETAIL (6.6%)
    Advance Auto Parts, Inc.                        (b)    75,300      3,280,821
    Bed Bath & Beyond, Inc.                         (b)    83,800      3,134,958
    Best Buy Co., Inc.                                     90,250      4,572,065

 &  Chico's FAS, Inc.                               (b)       155,800      6,786,648
    Lowe's Cos., Inc.                                          90,900      5,776,695
                                                                        ------------
                                                                          23,551,187
                                                                        ------------
    TEXTILES, APPAREL & LUXURY GOODS (2.1%)
    Coach, Inc.                                     (b)       156,400      5,622,580
    NIKE, Inc. Class B                                         24,400      1,975,180
                                                                        ------------
                                                                           7,597,760
                                                                        ------------
    THRIFTS & MORTGAGE FINANCE (1.0%)
    IndyMac Bancorp, Inc.                           (a)        87,000      3,554,820
                                                                        ------------
    TRADING COMPANIES & DISTRIBUTORS (1.2%)
    Wesco International, Inc.                       (b)        88,900      4,260,977
                                                                        ------------
    Total Common Stocks
       (Cost $244,927,979)                                               348,966,120
                                                                        ------------

                                                              PRINCIPAL
                                                               AMOUNT
                                                             ----------
    SHORT-TERM INVESTMENTS (19.0%)
    CERTIFICATE OF DEPOSIT (1.1%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                           (d)(e)   $3,792,483    3,792,483
                                                                          ----------
    Total Certificate of Deposit
       (Cost $3,792,483)                                                   3,792,483
                                                                          ----------
    COMMERCIAL PAPER (3.8%)
    Den Danske Bank
       4.409%, due 2/6/06                           (d)       3,792,483    3,792,483
    Liberty Street
       4.527%, due 3/15/06                          (d)       2,528,322    2,528,322
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                          (d)       1,264,161    1,264,161
    Ranger Funding
       4.523%, due 3/7/06                           (d)       2,528,322    2,528,322
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                      3,405,000    3,405,000
                                                                          ----------
    Total Commercial Paper
       (Cost $13,518,288)                                                 13,518,288
                                                                          ----------
    FEDERAL AGENCY (0.5%)
    Federal Home Loan Bank
      (Discount Note)
       4.25%, due 2/2/06                                      1,610,000    1,609,810
                                                                          ----------
    Total Federal Agency
       (Cost $1,609,810)                                                   1,609,810
                                                                          ----------

                                                               SHARES
                                                             ----------
    INVESTMENT COMPANY (3.7%)
    BGI Institutional Money Market Fund             (d)      13,294,310   13,294,310
                                                                          ----------
    Total Investment Company
       (Cost $13,294,310)                                                 13,294,310
                                                                          ----------

                                                        PRINCIPAL
                                                         AMOUNT
                                                       ----------
    REPURCHASE AGREEMENT (1.4%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06 due 2/1/06
       Proceeds at Maturity $5,057,291
       (Collateralized by various bonds
       with a Principal Amount of $5,184,687
       and Market Value of $5,190,871)          (d)    $5,056,643      5,056,643
                                                                    ------------
    Total Repurchase Agreement
       (Cost $5,056,643)                                               5,056,643
                                                                    ------------
    TIME DEPOSITS (8.5%)
    Bank of America
       4.52%, due 3/27/06                       (d)(e)  3,792,483      3,792,483
    Bank of Nova Scotia
       4.50%, due 3/24/06                       (d)     2,528,322      2,528,322
    Barclays
       4.425%, due 3/6/06                       (d)     2,528,322      2,528,322
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                       (d)     3,792,483      3,792,483
    Deutsche Bank
       4.29%, due 2/1/06                        (d)     1,264,161      1,264,161
    Dexia Group
       4.52%, due 3/27/06                       (d)     2,528,321      2,528,321
    First Tennessee National Corp.
       4.39%, due 2/13/06                       (d)     2,528,322      2,528,322
    Fortis Bank
       4.35%, due 2/8/06                        (d)     2,528,322      2,528,322
    National Australia Bank
       4.46%, due 2/1/06                        (d)     3,792,482      3,792,482
    Societe Generale
       4.50%, due 2/6/06                        (d)     2,528,322      2,528,322
    Wells Fargo & Co.
       4.50%, due 3/20/06                       (d)     2,528,322      2,528,322
                                                                    ------------
    Total Time Deposits
       (Cost $30,339,862)                                             30,339,862
                                                                    ------------
    Total Short-Term Investments
       (Cost $67,611,396)                                             67,611,396
                                                                    ------------
    Total Investments
       (Cost $312,539,375)                      (f)         117.1%   416,577,516(g)
    Liabilities in Excess of
       Cash and Other Assets                                (17.1)   (60,766,444)
                                                       ----------   ------------
    Net Assets                                              100.0%  $355,811,072
                                                       ==========   ============

 +   Percentages indicated are based on Fund net assets.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f)  The cost for federal income tax purposes is $313,019,757.

(g) At January 31, 2006 net unrealized appreciation was $103,557,759, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $107,505,883 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,948,124.

MAINSTAY ALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (95.1%)                            +
    AEROSPACE & DEFENSE (2.3%)
 &  Northrop Grumman Corp.                                  52,700   $ 3,274,251
                                                                     -----------
    AUTO COMPONENTS (1.7%)
    TRW Automotive Holdings Corp.                   (a)     91,600     2,354,120
                                                                     -----------
    BIOTECHNOLOGY (0.8%)
    Cambrex Corp.                                           48,900     1,081,179
                                                                     -----------
    BUILDING PRODUCTS (0.9%)
    American Standard Cos., Inc.                            36,800     1,324,800
                                                                     -----------
    CAPITAL MARKETS (4.6%)
    Goldman Sachs Group, Inc. (The)                         11,400     1,610,250
    Merrill Lynch & Co., Inc.                               28,700     2,154,509
    Morgan Stanley                                          27,200     1,671,440
    State Street Corp.                                      17,900     1,082,234
                                                                     -----------
                                                                       6,518,433
                                                                     -----------
    CHEMICALS (1.4%)
    E.I. du Pont de Nemours & Co.                           51,900     2,031,885
                                                                     -----------
    COMMERCIAL BANKS (6.9%)
 &  Bank of America Corp.                                   83,433     3,690,241
    PNC Financial Services Group, Inc. (The)                12,900       836,694
    U.S. Bancorp                                            79,500     2,377,845
    Wachovia Corp.                                          26,700     1,463,961
    Wells Fargo & Co.                                       22,300     1,390,628
                                                                     -----------
                                                                       9,759,369
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (0.3%)
    Learning Tree International, Inc.               (a)     37,300       456,179
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (3.4%)
    Lucent Technologies, Inc.                       (a)(b) 494,200     1,304,688
    Motorola, Inc.                                          29,900       679,029
    Nokia Oyj ADR                                   (c)    150,700     2,769,866
                                                                     -----------
                                                                       4,753,583
                                                                     -----------
    COMPUTERS & PERIPHERALS (2.5%)
 &  International Business Machines Corp.                   43,100     3,504,030
                                                                     -----------
    CONTAINERS & PACKAGING (0.9%)
    Owens-Illinois, Inc.                            (a)     58,800     1,293,012
                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES (6.7%)
 &  Citigroup, Inc.                                        127,933     5,959,119
 &  JPMorgan Chase & Co.                                    87,456     3,476,376
                                                                     -----------
                                                                       9,435,495
                                                                     -----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
    AT&T, Inc.                                              86,100     2,234,295
    BellSouth Corp.                                         38,300     1,101,891
    Iowa Telecommunications Services, Inc.                  53,800       908,144
    Premiere Global Services, Inc.                  (a)     64,200       577,158
 &  Verizon Communications, Inc.                           111,800     3,539,588
                                                                     -----------
                                                                       8,361,076
                                                                     -----------
    ELECTRIC UTILITIES (0.8%)

    FirstEnergy Corp.                                         23,500     1,177,350
                                                                       -----------
    ELECTRICAL EQUIPMENT (0.9%)
    GrafTech International, Ltd.                     (a)     164,400     1,228,068
                                                                       -----------
    ENERGY EQUIPMENT & SERVICES (8.5%)
    ENSCO International, Inc.                                 52,900     2,704,248
    Pride International, Inc.                        (a)      84,500     2,983,695
    Rowan Cos., Inc.                                          69,100     3,097,753
 &  Transocean, Inc.                                 (a)      40,100     3,254,115
                                                                       -----------
                                                                        12,039,811
                                                                       -----------
    FOOD & STAPLES RETAILING (5.3%)
    CVS Corp.                                                 95,200     2,642,752
    Kroger Co. (The)                                 (a)     149,900     2,758,160
    Wal-Mart Stores, Inc.                                     45,700     2,107,227
                                                                       -----------
                                                                         7,508,139
                                                                       -----------
    FOOD PRODUCTS (2.6%)
    Cadbury Schweppes PLC ADR                        (c)      51,100     2,035,313
    General Mills, Inc.                                       35,100     1,706,211
                                                                       -----------
                                                                         3,741,524
                                                                       -----------
    HEALTH CARE-SERVICES (0.8%)
    HCA, Inc.                                                 22,000     1,079,760
                                                                       -----------
    HOUSEHOLD PRODUCTS (1.3%)
    Kimberly-Clark Corp.                                      31,900     1,822,128
                                                                       -----------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
       (1.0%)
    Duke Energy Corp.                                (b)      51,100     1,448,685
                                                                       -----------
    INSURANCE (5.4%)
    AFLAC, Inc.                                               38,100     1,788,795
    Allstate Corp. (The)                                      38,200     1,988,310
    Hartford Financial Services Group, Inc. (The)             24,400     2,006,412
    Prudential Financial, Inc.                                25,000     1,883,500
                                                                       -----------
                                                                         7,667,017
                                                                       -----------
    IT SERVICES (2.7%)
 &  Computer Sciences Corp.                          (a)      76,600     3,883,620
                                                                       -----------
    MACHINERY (0.5%)
    Kadant, Inc.                                     (a)      34,300       659,932
                                                                       -----------
    MEDIA (4.6%)
    Comcast Corp. Class A                            (a)(b)   78,000     2,169,960
    Gannett Co., Inc.                                         19,500     1,205,100
    Time Warner, Inc.                                        118,400     2,075,552
    Tribune Co.                                               34,700     1,006,647
                                                                       -----------
                                                                         6,457,259
                                                                       -----------
    METALS & MINING (1.3%)
    Alcoa, Inc.                                               59,872     1,885,968
                                                                       -----------
    OIL, GAS & CONSUMABLE FUELS (2.4%)
    Chevron Corp.                                             23,342     1,386,048
    ConocoPhillips                                            30,800     1,992,760
                                                                       -----------
                                                                         3,378,808
                                                                       -----------
    PHARMACEUTICALS (7.2%)
    Abbott Laboratories                                       61,300     2,645,095
    Bristol-Myers Squibb Co.                                  31,900       727,001
    Forest Laboratories, Inc.                        (a)      18,300       846,924
 &  Pfizer, Inc.                                             206,200     5,295,216
    Wyeth                                                     15,800       730,750
                                                                       -----------
                                                                        10,244,986
                                                                       -----------

    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
       (1.1%)
    Intel Corp.                                             41,500       882,705
    Texas Instruments, Inc.                                 22,100       645,983
                                                                     -----------
                                                                       1,528,688
                                                                     -----------
    SOFTWARE (0.6%)
    BMC Software, Inc.                              (a)     35,200       777,920
                                                                     -----------
    SPECIALTY RETAIL (3.2%)
    Christopher & Banks Corp.                               49,700       983,563
    Cost Plus, Inc.                                 (a)     20,600       402,730
    Gap, Inc. (The)                                         77,100     1,394,739
    Home Depot, Inc. (The)                                  42,100     1,707,155
                                                                     -----------
                                                                       4,488,187
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (3.1%)
    PMI Group, Inc. (The)                                   73,600     3,181,728
    W Holding Co., Inc.                                     64,000       551,040
    Washington Mutual, Inc.                                 16,900       715,208
                                                                     -----------
                                                                       4,447,976
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (3.5%)
    ALLTEL Corp.                                            25,500     1,530,765
 &  Sprint Nextel Corp.                                    151,400     3,465,546
                                                                     -----------
                                                                       4,996,311
                                                                     -----------
    Total Common Stocks
       (Cost $112,445,094)                                           134,609,549
                                                                     -----------

                                                             NUMBER OF
                                                            CONTRACTS (f)
                                                            -------------
    PURCHASED PUT OPTION (0.0%)                      @
    PHARMACEUTICALS (0.0%)                           @
    Pfizer, Inc.
       Strike Price $20.00
       Expire 3/18/06                               (a)        1,817      45,425
                                                                          ------
    Total Purchased Put Option
       (Premium $196,072)                                                 45,425
                                                                          ------

                                                           PRINCIPAL
                                                             AMOUNT
                                                           ---------
    SHORT-TERM INVESTMENTS (7.5%)
    CERTIFICATE OF DEPOSIT (0.1%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                           (d)(e) $ 206,450     206,450
                                                                       ---------
    Total Certificate of Deposit
       (Cost $206,450)                                                   206,450
                                                                       ---------
    COMMERCIAL PAPER (3.0%)
    Den Danske Bank
       4.409%, due 2/6/06                           (d)      206,450     206,450
    Liberty Street
       4.527%, due 3/15/06                          (d)      137,633     137,633
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                          (d)       68,817      68,817
    Ranger Funding
       4.523%, due 3/7/06                           (d)      137,634     137,634
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                   3,635,000   3,635,000
                                                                       ---------
    Total Commercial Paper
       (Cost $4,185,534)                                               4,185,534
                                                                       ---------
    FEDERAL AGENCY (1.0%)
    Federal Home Loan Bank
       4.25%, due 2/2/06
       (Discount Note)                                     1,375,000   1,374,838


                                                                       ---------
    Total Federal Agency
       (Cost $1,374,838)                                               1,374,838
                                                                       ---------

                                                             SHARES
                                                           ---------
    INVESTMENT COMPANIES (2.0%)
    BGI Institutional Money Market Fund          (d)         723,699     723,699
    Merrill Lynch Funds - Premier Institutional
       Money Market Fund                                   2,115,000   2,115,000
                                                                       ---------
    Total Investment Companies
       (Cost $2,838,699)                                               2,838,699
                                                                       ---------

                                                            PRINCIPAL
                                                              AMOUNT
                                                            ---------
    REPURCHASE AGREEMENT (0.2%)
                                                 (d)
    Morgan Stanley & Co. 4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $275,302
       (Collateralized by various bonds with a
       Principal Amount of $282,238 and Market
       Value of $282,574)                                  $275,267         275,267
                                                                       ------------
    Total Repurchase Agreement
       (Cost $275,267)                                                      275,267
                                                                       ------------
    TIME DEPOSITS (1.2%)
    Bank of America
       4.52%, due 3/27/06                        (d)(e)     206,450         206,450
    Bank of Nova Scotia
       4.50%, due 3/24/06                        (d)        137,634         137,634
    Barclays
       4.425%, due 3/6/06                        (d)        137,634         137,634
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                        (d)        206,450         206,450
    Deutsche Bank
       4.29%, due 2/1/06                         (d)         68,817         68,817
    Dexia Group
       4.52%, due 3/27/06                        (d)        137,634         137,634
    First Tennessee National Corp.
       4.39%, due 2/13/06                        (d)        137,634         137,634
    Fortis Bank
       4.35%, due 2/8/06                         (d)        137,634         137,634
    National Australia Bank
       4.46%, due 2/1/06                         (d)        206,450         206,450
    Societe Generale
       4.50%, due 2/6/06                         (d)        137,634         137,634
    Wells Fargo & Co.
       4.50%, due 3/20/06                        (d)        137,634         137,634
                                                                       ------------
    Total Time Deposits
       (Cost $1,651,605)                                                  1,651,605
                                                                       ------------
    Total Short-Term Investments
       (Cost $10,532,393)                                                10,532,393
                                                                       ------------
    Total Investments
       (Cost $123,173,559)                       (g)          102.6%    145,187,367(h)
    Liabilities in Excess of
       Cash and Other Assets                                   (2.6)     (3,684,996)
                                                            -------    ------------
    Net Assets                                                100.0%   $141,502,371
                                                            =======    ============

                                                           NUMBER OF
                                                         CONTRACTS (f)    VALUE
                                                         -------------   --------
    WRITTEN CALL OPTION (0.0%)                    @
    ENERGY EQUIPMENT & SERVICES (0.0%)            @
    Transocean, Inc.
       Strike Price $80.00
       Expire 2/18/06                                       (122)        ($43,920)
                                                                         --------
    Total Written Call Option
       (Premium Received $37,744)                                        ($43,920)
                                                                         ========

 +  Percentages indicated are based on Fund net assets.

 @  Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Non-income producing security.

(b) Represents security, or a portion thereof, which is out on loan.

(c) ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e) Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f) One contract relates to 100 shares.

(g) The cost for federal income tax purposes is $123,779,683.

(h) At January 31, 2006 net unrealized appreciation was $21,407,684, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,415,855 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,008,171.

MAINSTAY CASH RESERVES FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                       PRINCIPAL      AMORTIZED
                                                         AMOUNT         COST
                                                      -----------   ------------
SHORT-TERM INVESTMENTS (100.6%)                    +
ASSET-BACKED SECURITIES (3.3%)
Caterpillar Financial Asset Trust
   Series 2005-A, Class A1
   3.206%, due 4/25/06                                $   115,221   $    115,221
General Electric Capital Corp.
   4.457%, due 12/8/06                                  3,000,000      3,001,245
Honda Auto Receivables Owner Trust
   Series 2005-6, Class A1
   4.512%, due 12/18/06                                 4,401,423      4,401,423
John Deere Owner Trust
   Series 2005-A1, Class A1
   3.396%, due 6/15/06                                    463,490        463,490
M&I Auto Loan Trust
   Series 2005-1, Class A1
   4.406%, due 11/20/06                                 3,811,642      3,811,641
Nissan Auto Receivables Owner Trust
   Series 2006-A, Class A1
   4.663%, due 2/15/07                                  5,000,000      5,000,000
USAA Auto Owner Trust
   Series 2005-2, Class A1
   3.423%, due 7/13/06                                    214,910        214,910
                                                                    ------------
                                                                      17,007,930
                                                                    ------------
CERTIFICATES OF DEPOSIT (2.9%)
Morgan Stanley
   4.57%, due 9/12/06                                   5,000,000      5,000,000
SunTrust Banks, Inc.
   4.495%, due 10/2/06                            (a)  10,000,000     10,000,000
                                                                    ------------
                                                                      15,000,000
                                                                    ------------
COMMERCIAL PAPER (58.7%)
Alcoa, Inc.
   4.33%, due 2/3/06                                   10,000,000      9,997,594
   4.52%, due 2/21/06                                   5,000,000      4,987,444
Alltel Corp.
   4.42%, due 2/8/06                              (b)  10,000,000      9,991,406
Anheuser-Busch Cos., Inc.
   4.40%, due 4/17/06                                  10,000,000      9,908,333
Barton Capital Corp.
   4.34%, due 2/9/06                              (b)  10,000,000      9,990,356
Becton Dickinson & Co.
   4.34%, due 2/13/06                                  10,000,000      9,985,533
BellSouth Corp.
   4.25%, due 2/2/06                              (b)  10,000,000      9,998,820
Concentrate Manufacturing Co. of Ireland
   4.40%, due 3/14/06                                  13,000,000     12,934,856
Countrywide Financial Corp.
   4.46%, due 2/17/06                                  12,750,000     12,724,727
Edison Asset Securitization LLC
   4.17%, due 2/1/06                              (b)  15,000,000     15,000,000
First Data Corp.
   4.52%, due 2/3/06                                   15,000,000     14,996,233
HBOS Treasury Services
   4.23%, due 2/9/06                                    5,000,000      4,995,300
Hershey Co. (The)

   4.37%, due 2/2/06                              (b)  15,000,000     14,998,179
Honeywell International, Inc.
   4.30%, due 2/1/06                              (b)  15,000,000     15,000,000
ING US Funding LLC
   4.55%, due 4/18/06                                   8,180,000      8,101,426
Kimberly-Clark Worldwide, Inc.
   4.34%, due 2/22/06                             (b)  11,900,000     11,869,873
Kitty Hawk Funding Corp.
   4.36%, due 2/13/06                             (b)  10,000,000      9,985,467
National City Credit Corp.
   4.38%, due 2/16/06                                   5,000,000      4,990,875
Paccar Financial Corp.
   4.40%, due 2/28/06                                  15,000,000     14,950,500
Park Avenue Receivables Corp.
   4.40%, due 2/14/06                             (b)  15,000,000     14,976,167
Private Export Funding Corp.
   4.30%, due 3/20/06                             (b)  10,000,000      9,943,861
Procter & Gamble Co. (The)
   4.36%, due 2/23/06                             (b)  14,700,000     14,660,833
Siemens Capital Co. LLC
   4.20%, due 2/8/06                                   15,000,000     14,987,750
South Carolina Electric & Gas
   4.44%, due 2/14/06                                  10,187,000     10,170,667
Three Pillars Funding Corp.
   4.40%, due 2/15/06                             (b)  15,000,000     14,974,333
Variable Funding Capital Corp.
   4.35%, due 2/17/06                             (b)  15,000,000     14,971,000
World Omni Leasing, Inc.
   4.54%, due 2/24/06                             (b)   5,000,000      4,985,497
                                                                    ------------
                                                                     305,077,030
                                                                    ------------
CORPORATE BONDS (18.7%)
3M Co.
   5.645%, due 12/12/06                           (b)   3,500,000      3,525,823
Abbott Laboratories
   5.625%, due 7/1/06                                   5,000,000      5,029,767
American Express Credit Corp.
   4.56%, due 12/15/06                                 11,465,000     11,476,438
Bank of America N.A.
   4.425%, due 2/23/07                                  5,000,000      5,000,000
Bank One Corp.
   6.50%, due 2/1/06                                    5,972,000      5,971,999
Bottling Group LLC
   2.45%, due 10/16/06                                  5,080,000      5,000,130
Caterpillar Financial Services Corp.
   Series F
   4.487%, due 9/8/06                             (a)   6,250,000      6,252,440
General Dynamics Corp.
   2.125%, due 5/15/06                                  6,000,000      5,965,768
Honeywell International, Inc.
   5.125%, due 11/1/06                                  1,500,000      1,503,664
International Business Machines Corp.
   4.875%, due 10/1/06                                  2,038,000      2,040,101
Manufacturers & Traders Trust Co.
   4.485%, due 6/20/06                            (a)  10,000,000     10,001,295
National City Bank
   4.369%, due 7/7/06                             (a)  10,000,000      9,999,565
National Rural Utilities Cooperative
   Finance Corp.
   6.00%, due 5/15/06                                   5,000,000      5,031,485
Nike, Inc.
   5.50%, due 8/15/06                                   1,250,000      1,258,797
Pan American Energy LLC
   6.75%, due 2/1/07                                    3,000,000      3,058,502
Pitney Bowes, Inc.

   5.875%, due 5/1/06                                  4,850,000      4,871,764
SouthTrust Bank
   4.44%, due 6/1/06                             (a)  10,000,000     10,001,125
State Street Bank & Trust Co.
   4.42%, due 12/11/06                           (a)   1,175,000      1,175,000
                                                                   ------------
                                                                     97,163,663
                                                                   ------------
FEDERAL AGENCIES (5.9%)
Federal Agricultural Mortgage Corp.
   (Discount Notes)
   4.37%, due 4/6/06                                   5,000,000      4,961,155
   5.35%, due 7/26/06                                  5,000,000      5,030,318
Federal Farm Credit Bank
   (Discount Note)
   2.375%, due 2/27/06                                 2,000,000      1,998,377
Federal Home Loan Bank
   (Discount Notes)
   2.50%, due 3/13/06                                  4,010,000      4,004,346
   3.25%, due 8/11/06                                  5,000,000      4,980,080
   3.625%, due 6/8/06                                  4,595,000      4,589,200
International Bank for Reconstruction &
   Development
   5.00%, due 3/28/06                                  5,000,000      5,008,172
                                                                   ------------
                                                                     30,571,648
                                                                   ------------
REPURCHASE AGREEMENT (11.1%)
Citibank
    4.45%, dated 1/31/06 due 2/1/06
    Proceeds at Maturity  $58,036,173
    (Collateralized by various bonds with a
    Principal Amount of $58,548,000
    and Market Value of $59,190,151)                  58,029,000     58,029,000
                                                                   ------------
Total Short-Term Investments
   (Amortized Cost $522,849,271)                 (c)       100.6%   522,849,271
Liabilities in Excess of
   Cash and Other Assets                                    (0.6)    (3,225,336)
                                                     -----------   ------------
Net Assets                                                 100.0%  $519,623,935
                                                     ===========   ============

 +   Percentages indicated are based on Fund net assets.

(a)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(b)  May be sold to institutional investors only.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

MAINSTAY CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
AFFILIATED INVESTMENT COMPANIES (99.0%)               +
EQUITY FUNDS (40.5%)
MainStay All Cap Growth Fund                         (a)    75,660   $ 1,903,597
MainStay Common Stock Fund                           (a)   408,116     5,509,567
MainStay International Equity Fund                         101,643     1,445,367
MainStay Large Cap Growth Fund                       (a)   600,904     3,521,297
MainStay MAP Fund                                           16,802       614,123
MainStay Mid Cap Growth Fund                         (a)    39,200       508,817
MainStay S&P 500 Index Fund                                 20,415       602,647
                                                                     -----------
                                                                      14,105,415
                                                                     -----------
FIXED INCOME FUNDS (58.5%)
MainStay Floating Rate Fund                                264,141     2,636,128
MainStay High Yield Corporate Bond Fund                    421,335     2,641,772
MainStay Indexed Bond Fund                               1,176,217    12,585,522
MainStay Intermediate Term Bond Fund                       256,325     2,499,173
                                                                     -----------
                                                                      20,362,595
                                                                     -----------
Total Affiliated Investment Companies
   (Cost $33,710,127)                                (b)      99.0%   34,468,010 (c)
Cash and Other Assets
   Less Liabilities                                            1.0       342,880
                                                         ---------   -----------
Net Assets                                                   100.0%  $34,810,890
                                                         =========   ===========

 +   Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b)  The cost for federal income tax purposes is $33,711,195.

(c) At January 31, 2006 net unrealized appreciation was $756,815 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $996,693 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $239,878.

MainStay Floating Rate Fund

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                                PRINCIPAL
                                                                 AMOUNT        VALUE
                                                               ----------   -----------
    LONG-TERM BONDS (88.5%)                             +
    CORPORATE BONDS (0.4%)
    INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    Qwest Corp.
       7.74%, due 6/15/13                              (a)(b)  $3,000,000   $ 3,236,250
                                                                            -----------
    Total Corporate Bonds
       (Cost $3,007,032)                                                      3,236,250
                                                                            -----------
    FOREIGN CORPORATE BONDS (0.1%)
    WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    Intelsat Bermuda, Ltd.
       9.61%, due 1/15/12                              (a)(b)   1,000,000     1,017,500
                                                                            -----------
    Total Foreign Corporate Bonds
       (Cost $1,000,000)                                                      1,017,500
                                                                            -----------

 FLOATING RATE LOANS (85.9%)                           (c)
    AEROSPACE & DEFENSE (2.0%)
    Axletech International Holdings, Inc.
       Tranche B Term Loan
       6.71%, due 10/21/12                                      1,914,286     1,935,224
       2nd Lien Term Loan
       10.95%, due 4/21/13                                      1,000,000     1,003,750
    Hexcel Corp.
       Term Loan B
       6.30%, due 3/1/12                                        5,143,643     5,190,795
    Transdigm, Inc.
       Term Loan
       6.58%, due 7/22/10                                       2,453,794     2,481,399
    Vought Aircraft Industries, Inc.
       Tranche B L/C
       6.89%, due 12/22/10                                        560,000       564,550
       Term Loan
       7.07%, due 12/22/11                                      4,457,647     4,488,851
                                                                            -----------
                                                                             15,664,569
                                                                            -----------
    ALUMINUM (0.7%)
    Novelis, Inc.
       Canadian Term Loan
       6.01%, due 1/9/12                                        1,926,401     1,947,472
       U.S. Term Loan
       6.01%, due 1/9/12                                        3,345,854     3,382,451
                                                                            -----------
                                                                              5,329,923
                                                                            -----------
    APPAREL RETAIL (0.7%)
    Eddie Bauer, Inc.

       Term Loan B
       7.26%, due 6/21/11                                     5,472,500     5,325,427
                                                                          -----------
    APPAREL, ACCESSORIES & LUXURY GOODS (1.9%)
    St. John Knits International, Inc.
       Term Loan B
       7.06%, due 3/23/12                                     4,805,633     4,865,704
 &  Visant Corp.
       Term Loan C
       6.77%, due 12/21/11                                    6,363,940     6,443,489
    William Carter Co. (The)
       Term Loan
       6.49%, due 7/14/12                                     2,852,544     2,878,694
                                                                          -----------
                                                                           14,187,887
                                                                          -----------
    AUTO PARTS & EQUIPMENT (2.8%)
    Accuride Corp.
       Term Loan
       6.55%, due 1/31/12                                     3,015,454     3,045,609
    Dayco Products LLC
       Term Loan B
       7.30%, due 6/21/11                                     2,944,482     2,970,246
    HLI Operating Co., Inc.
       Term Loan
       7.65%, due 6/3/09                                      1,555,759     1,551,315
       2nd Lien Term Loan C
       10.12%, due 6/3/10                                     1,000,000       977,500
    Key Automotive Group
       Term Loan B
       7.39%, due 6/29/10                                     2,817,409     2,810,366
       Term Loan C
       10.13%, due 6/29/11                                    1,744,000     1,691,680
    Plastech Engineered Products, Inc.
       2nd Lien Term Loan
       12.10%, due 3/31/11                                    1,000,000       897,000
    Safelite Glass Corp.
       Term Loan A
       8.52%, due 9/30/07                                       230,764       226,726
       Term Loan B
       9.02%, due 9/30/07                                       607,423       596,793
    TRW Automotive, Inc.
       Tranche E Term Loan
       6.00%, due 10/31/10                                    1,980,000     1,982,970
       Tranche B2 Term Loan
       6.12%, due 6/30/12                                     2,000,000     2,000,000
       Tranche B Term Loan
       6.25%, due 6/30/12                                     1,980,000     1,978,351
    United Components, Inc.
       Term Loan C
       6.81%, due 6/30/10                                     1,048,833     1,063,255
                                                                          -----------
                                                                           21,791,811
                                                                          -----------
    BROADCASTING & CABLE (6.8%)
    Atlantic Broadband Finance LLC
       Term Loan B
       7.20%, due 9/1/11                                      3,000,000     3,046,875
    Bragg Communications, Inc.
       Term Loan B
       6.46%, due 8/31/11                                     2,962,500     2,988,422

    Charter Communications Operating LLC
       Term Loan A
       7.67%, due 4/27/10                                     1,997,517     2,004,859
       Term Loan B
       7.92%, due 4/7/11                                      4,923,816     4,956,298
    DirectTV Holdings LLC
       Term Loan B
       6.01%, due 4/13/13                                     4,333,333     4,375,315
    Emmis Operating Co.
       Term Loan B
       6.29%, due 11/10/11                                    2,003,827     2,011,341
    Entravision Communications Corp.
       Term Loan
       6.03%, due 3/29/13                                     2,493,750     2,507,259
    Gray Television, Inc.
       Term Loan B
       6.03%, due 12/31/12                              (e)   3,973,048     3,996,886
    Insight Midwest Holdings LLC
       Term Loan C
       6.56%, due 12/31/09                                    4,957,279     5,021,723
    Mediacom Broadband Group (FKA MCC Iowa)
       Term Loan A
       5.94%, due 3/31/10                                     2,693,878     2,688,587
       Term Loan C
       6.45%, due 2/1/14                                      1,944,501     1,969,111
    Nexstar Broadcasting, Inc.
       Mission Term Loan B
       6.28%, due 10/1/12                                     3,396,839     3,409,577
       Nexstar Term Loan B
       6.28%, due 10/1/12                                     3,457,813     3,470,779
    Olympus Cable Holdings LLC
       Term Loan B
       9.50%, due 9/30/10                                     3,000,000     2,917,500
    Rainbow National Services LLC
       Term Loan B
       7.18%, due 3/31/12                                       992,500     1,002,839
    UPC Broadband Holding B.V.
       Term Loan F2
       8.03%, due 12/31/11                                    4,000,000     4,046,252
       Term Loan H2
       7.28%, due 9/30/12                                     2,000,000     2,020,714
                                                                          -----------
                                                                           52,434,337
                                                                          -----------
    BUILDING PRODUCTS (0.5%)
    Stile Acquisition Corp.
       Canadian Term Loan
       6.63%, due 4/6/13                                      1,983,311     1,929,803
       U.S. Term Loan
       6.63%, due 4/6/13                                      1,986,689     1,933,090
                                                                          -----------
                                                                            3,862,893
                                                                          -----------
    CASINOS & GAMING (2.0%)
    Boyd Gaming Corp.
       Term Loan
       5.86%, due 6/30/11                                     3,442,563     3,474,837
    Penn National Gaming, Inc.
       Term Loan B
       6.29%, due 10/3/12                                     3,990,000     4,037,381

    Resorts International Holdings LLC
       Term Loan B
       7.53%, due 4/26/12                                       976,912       955,664
       2nd Lien Term Loan
       12.02%, due 4/26/13                                      481,057       430,065
    Venetian Casino Resort LLC/Las Vegas Sands, Inc.
       Delayed Draw Term Loan B
       6.28%, due 6/15/11                                     1,025,641     1,034,295
       Term Loan B
       6.28%, due 6/15/11                                     4,974,359     5,016,333
                                                                          -----------
                                                                           14,948,575
                                                                          -----------
    COMMERCIAL PRINTING (0.5%)
    Merrill Communications LLC
       Term Loan
       6.81%, due 12/22/12                                    4,000,000     4,041,252
                                                                          -----------
    COMMODITY CHEMICALS (0.6%)
    Huntsman International LLC
       Term B Dollar Facility
       6.23%, due 8/16/12                                     4,411,038     4,432,405
                                                                          -----------
    CONSTRUCTION & FARM MACHINERY (0.6%)
    Agco Corp.
       Term Loan
       6.28%, due 3/31/08                                     1,325,786     1,337,387
    Terex Corp.
       Term Loan
       6.84%, due 7/3/09                                      3,096,231     3,129,129
                                                                          -----------
                                                                            4,466,516
                                                                          -----------
    CONSTRUCTION MATERIALS (0.5%)
    St. Marys Cement, Inc.
       Term Loan B
       6.52%, due 12/4/09                                     3,949,647     3,996,549
                                                                          -----------
    DEPARTMENT STORES (0.8%)
 &  Neiman Marcus Group, Inc. (The)
       Term Loan B
       6.94%, due 4/6/13                                      6,170,886     6,231,410
                                                                          -----------
    DISTILLERS & VINTNERS (0.9%)
 &  Constellation Brands, Inc.
       Term Loan B
       5.90%, due 11/30/11                                    6,751,458     6,821,505
                                                                          -----------
    DIVERSIFIED CHEMICALS (0.8%)
    Brenntag AG
       Term Loan
       6.81%, due 1/17/14                                       400,000       405,800
    Celanese AG
       Dollar Term Loan
       6.52%, due 4/6/11                                      5,899,942     5,961,891
                                                                          -----------
                                                                            6,367,691
                                                                          -----------
    DIVERSIFIED COMMERCIAL SERVICES (2.3%)
    Ashtead Group PLC
       Term Loan
       6.12%, due 11/12/09                                    4,950,000     4,990,219

    Coinmach Corp.
       Term Loan B1
       3.58%, due 12/19/12                              (e)   1,008,772     1,045,229
    Coinstar, Inc.
       Term Loan
       6.55%, due 7/7/11                                      1,234,583     1,242,299
    Hertz Corp., (The)
       Letter of Credit
       4.50%, due 12/21/12                                      388,889       394,148
       Tranche B Term Loan
       6.65%, due 12/21/12                                    2,655,333     2,691,241
    Pike Electric, Inc.
       Term Loan B
       6.25%, due 7/1/12                                      1,758,824     1,776,412
       Term Loan C
       6.25%, due 12/10/12                                      667,451       674,125
    United Rentals, Inc.
       Initial Term Loan
       6.79%, due 2/14/11                                     4,156,853     4,199,286
       Tranche B Credit Linked Deposit
       4.39%, due 2/14/11                                       832,570       841,069
                                                                          -----------
                                                                           17,854,028
                                                                          -----------
    DIVERSIFIED METALS & MINING (1.2%)
    Foundation PA Coal Corp.
       Term Loan B
       6.35%, due 7/30/11                                     2,851,064     2,895,415
    Trout Coal Holdings LLC
       1st Lien Term Loan
       7.35%, due 3/23/11                               (e)   3,985,000     3,925,225
       2nd Lien Term Loan
       10.83%, due 3/23/12                                      500,000       497,500
    Tube City IMS Corp.
       First Lien Term Loan C
       7.28%, due 12/31/10                                    1,980,037     1,999,838
                                                                          -----------
                                                                            9,317,978
                                                                          -----------
    DRUG RETAIL (0.6%)
    Jean Coutu Group (PJC), Inc. (The)
       Term Loan B
       6.94%, due 7/30/11                                     4,847,059     4,903,610
                                                                          -----------
    ELECTRIC UTILITIES (0.7%)
    Allegheny Energy Supply Co. LLC
       Delayed Draw Term
       5.63%, due 3/8/11                                      5,054,045     5,094,058
                                                                          -----------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    Polypore, Inc. (PP Acquisition Corp.)
       Term Loan
       7.53%, due 11/12/11                                    2,385,946     2,367,056
                                                                          -----------
    ELECTRONIC EQUIPMENT MANUFACTURERS (0.7%)
    Invensys International Holdings, Ltd.
       A Bonding Faciity
       7.45%, due 3/5/09                                        963,532       975,576
       Term Loan B1
       7.79%, due 9/4/09                                      2,389,192     2,413,084
       2nd Lien Term Loan
       9.43%, due 12/5/09                                     2,000,000     2,036,250
                                                                          -----------
                                                                            5,424,910
                                                                          -----------

    ENVIRONMENTAL SERVICES (1.1%)
    Allied Waste Industries, Inc.
       Tranche A Credit-Linked Deposit
       2.31%, due 1/15/12                                     1,337,838     1,348,206
       Term Loan
       6.35%, due 1/15/12                                     5,334,702     5,372,488
    Wastequip, Inc.
       Term Loan B
       7.03%, due 7/15/11                                     1,738,756     1,756,144
                                                                          -----------
                                                                            8,476,838
                                                                          -----------
    FOOD RETAIL (1.6%)
    Bi-Lo LLC
       Term Loan
       8.52%, due 6/30/11                                     3,449,275     3,436,341
    Giant Eagle, Inc.
       Term Loan
       5.97%, due 11/7/12                                     5,700,000     5,721,375
    Roundy's Supermarkets, Inc.
       Term Loan
       7.45%, due 11/3/11                                     3,000,000     2,983,500
                                                                          -----------
                                                                           12,141,216
                                                                          -----------
    FOREST PRODUCTS (0.5%)
    Boise Cascade LLC
       Term Loan D
       6.29%, due 10/28/11                                      995,382     1,007,699
    RLC Industries Co.
       Term Loan B
       6.02%, due 2/24/10                                     2,930,971     2,938,299
                                                                          -----------
                                                                            3,945,998
                                                                          -----------
    HEALTH CARE DISTRIBUTORS & SERVICES (4.6%)
 &  Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.13%, due 12/29/11                                    6,921,154     6,917,693
    AMR HoldCo, Inc.
       Term Loan
       6.71%, due 2/10/12                                     3,546,429     3,581,893
    Aveta Holdings LLC
       Term Loan B
       8.03%, due 8/22/11                                     2,590,476     2,600,190
 &  Concentra Operating Corp.
       Term Loan
       6.69%, due 9/30/11                                     6,498,171     6,573,985
 &  DaVita, Inc.
       Term Loan B
       6.75%, due 10/5/12                                     6,708,676     6,800,921
    Rural/Metro Operating Co. LLC
       LC Facility Deposits
       4.26%, due 3/4/11                                        411,765       415,882
       Term Loan
       7.06%, due 3/4/11                                      1,423,529     1,437,765
    US Oncology, Inc.
       Term Loan B
       6.87%, due 8/20/11                                     3,961,629     4,001,246
    VWR International, Inc.
       Term Loan B
       7.12%, due 4/7/11                                      3,161,334     3,203,816
                                                                          -----------
                                                                           35,533,391
                                                                          -----------

    HEALTH CARE EQUIPMENT (0.9%)
    Accellent, Inc.
       Term Loan
       6.39%, due 11/22/12                              2,750,000    2,768,906
    Sunrise Medical Holdings, Inc.
       Term Loan B1
       7.65%, due 5/13/10                               3,862,202    3,862,202
                                                                    ----------
                                                                     6,631,108
                                                                    ----------
    HEALTH CARE FACILITIES (3.1%)
    Community Health Systems, Inc.
       Term Loan
       6.16%, due 8/19/11                               4,942,450    5,004,230
    Healthsouth Corp.
       Term Loan
       7.07%, due 6/14/07                               2,350,688    2,356,564
       Tranche B LC Commitment
       2.50%, due 3/21/10                                 637,500      639,094
    Lifepoint Hospitals, Inc.
       Term Loan B
       6.18%, due 4/15/12                               5,408,427    5,436,221
    Select Medical Corp.
       Term Loan B
       6.12%, due 2/24/12                               5,456,256    5,395,632
    Vanguard Health Holding Co. LLC
       Replacement Term Loan
       6.95%, due 9/23/11                               4,927,650    4,987,191
                                                                    ----------
                                                                    23,818,932
                                                                    ----------
    HOME FURNISHINGS (1.7%)
    Berkline/Benchcraft Holdings LLC
       Term Loan B
       8.28%, due 11/3/11                               3,087,500    2,871,375
       2nd Lien Term Loan
       14.53%, due 5/3/12                                 750,000      562,500
    National Bedding Co. LLC
       1st Lien Term Loan
       6.23%, due 8/31/11                               2,985,000    3,008,880
       2nd Lien Term Loan
       9.53%, due 8/31/12                               1,000,000      996,250
    Sealy Mattress Co.
       Tranche D Term Loan
       6.14%, due 4/6/12                                1,984,039    2,003,879
    Simmons Co.
       Term Loan C
       7.35%, due 12/19/11                              1,342,718    1,359,083
       Term Loan
       8.50%, due 6/19/12                               2,000,000    1,985,000
                                                                    ----------
                                                                    12,786,967
                                                                    ----------
    HOUSEHOLD PRODUCTS (2.4%)
 &  JohnsonDiversey, Inc.
       New Term Loan B
       6.77%, due 12/16/11                              6,554,739    6,610,454
 &  Solo Cup Co.
       Term Loan B1
       7.02%, due 2/27/11                               6,160,473    6,209,246
    Spectrum Brands, Inc.
       Term Loan
       6.91%, due 2/6/12                                5,545,039    5,586,627
                                                                    ----------

                                                                    ----------
                                                                    18,406,327
                                                                    ----------
    HOUSEWARES & SPECIALTIES (0.7%)
    Jarden Corp.
       Term Loan
       6.52%, due 1/24/12                               5,252,403    5,288,981
                                                                    ----------
    INDUSTRIAL CONGLOMERATES (0.5%)
    Walter Industries, Inc.
       Term Loan
       6.31%, due 10/3/12                               3,990,000    4,039,875
                                                                    ----------
    INDUSTRIAL MACHINERY (1.6%)
    Flowserve Corp.
       Term Loan B
       6.36%, due 8/10/12                               2,365,183    2,392,532
    Gleason Corp.
       U.S. Term Loan
       6.97%, due 7/27/11                                 829,641      837,937
       Second Lien Eurodollar Term Loan
       10.04%, due 1/31/12                          (d) 1,990,000    2,019,850
    Hillman Companies, Inc.
       Term Loan B
       7.69%, due 3/31/11                               2,000,000    2,021,250
    Mueller Group, Inc.
       Term Loan B
       6.75%, due 10/3/12                               4,866,744    4,919,757
                                                                    ----------
                                                                    12,191,326
                                                                    ----------
    INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    Madison River Capital LLC
       Term Loan B1
       6.80%, due 7/29/12                           (e) 4,000,000    4,035,000
    Qwest Corp.
       Term Loan A
       9.22%, due 6/30/07                               2,400,000    2,454,600
                                                                    ----------
                                                                     6,489,600
                                                                    ----------
    INTERNET RETAIL (0.2%)
    FTD.com, Inc.
       Term Loan
       6.90%, due 2/28/11                               1,483,007    1,498,764
                                                                    ----------
    LEISURE FACILITIES (0.7%)
    Six Flags Theme Parks, Inc.
       Term Loan B
       6.95%, due 6/30/09                               5,317,401    5,371,405
                                                                    ----------
    LEISURE PRODUCTS (0.8%)
    Fender Musical Instruments Corp.
       1st Lien Term Loan B
       6.47%, due 3/30/12                                 855,986      864,546
       2nd Lien Term Loan
       8.72%, due 10/1/12                               1,000,000    1,000,000
    Universal City Development Partners, Ltd.
       Term Loan
       6.50%, due 6/9/11                                3,989,924    4,033,147
                                                                    ----------
                                                                     5,897,693
                                                                    ----------
    METAL & GLASS CONTAINERS (3.1%)
    Berry Plastics Corp.

       Term Loan
       6.44%, due 12/2/11                               4,979,987    5,042,237
    BWAY Corp.
       Term Loan
       6.56%, due 6/30/11                               3,007,008    3,040,836
    Crown Americas, Inc.
       Term B Dollar Loan
       6.00%, due 11/15/12                              4,000,000    4,025,000
    Graham Packaging Holdings Co.
       Term Loan B
       6.84%, due 10/7/11                               5,445,000    5,508,200
       Second Lien Term Loan
       8.81%, due 4/7/12                                1,000,000    1,020,417
    Owens-Illinois, Inc.
       Term Loan A1
       6.18%, due 4/1/07                                2,303,388    2,309,146
       Term Loan B1
       6.27%, due 4/1/08                                2,839,667    2,851,204
                                                                    ----------
                                                                    23,797,040
                                                                    ----------
    MOVIES & ENTERTAINMENT (2.9%)
    Cinram International, Inc.
       Tranche D Advances
       6.66%, due 9/30/09                               3,779,784    3,813,643
    Metro-Goldwyn-Mayer Studios, Inc.
       Term Loan A
       6.78%, due 4/8/11                                2,000,000    2,010,500
       Tranche B Term Loan
       6.78%, due 4/8/12                                6,000,000    6,057,954
    Regal Cinemas Corp.
       Term Loan
       6.52%, due 11/10/10                              5,271,677    5,327,688
    WMG Acquisition Corp.
       Term Loan
       6.50%, due 2/28/11                               4,929,932    4,973,068
                                                                    ----------
                                                                    22,182,853
                                                                    ----------
    MULTI-UTILITIES & UNREGULATED POWER (4.9%)
    AES Corp.
       Term Loan
       5.38%, due 4/30/08                               2,000,000    2,018,500
    Calpine Generating Co. LLC.
       First Lien Term Loan
       8.13%, due 4/1/09                                5,000,000    5,181,250
    Cogentrix Delaware Holdings, Inc.
       Term Loan
       6.28%, due 4/14/12                               1,666,173    1,681,793
    Coleto Creek WLE, L.P.
       Term Loan C
       7.91%, due 6/30/12                                 500,000      502,500
    Covanta Energy Corp.
       First Lien Term B Loan
       7.52%, due 6/24/12                               1,864,329    1,889,964
       Funded LOC
       4.52%, due 6/24/12                               2,764,228    2,802,236
    KGen LLC
       Tranche A Term Loan
       7.15%, due 8/5/11                                4,962,500    4,937,687
    Midwest Generation LLC

       Term Loan B
       6.38%, due 4/27/11                               2,245,890    2,268,349
    NRG Energy, Inc.
       Credit Linked Deposit
       4.42%, due 12/24/11                              2,844,982    2,847,947
 &  Reliant Energy, Inc.
       Term Loan
       6.09%, due 4/30/10                               6,394,587    6,372,608
    Texas Genco LLC
       Delayed Draw Term Loan B
       6.47%, due 12/14/11                              1,450,577    1,450,577
       Initial Term Loan
       6.47%, due 12/14/11                              3,503,077    3,503,077
    Thermal North America
       Term Loan B
       6.28%, due 10/12/13                          (e) 2,445,040    2,461,850
                                                                    ----------
                                                                    37,918,338
                                                                    ----------
    OFFICE SERVICES AND SUPPLIES (2.2%)
    American Reprographics Company LLC
       First Lien Term Loan
       6.29%, due 6/18/09                               2,153,260    2,169,409
 &  Fidelity National Information Solutions, Inc.
       Term Loan B
       6.19%, due 3/9/13                                6,160,000    6,193,369
    Language Line LLC
       Term Loan B
       8.88%, due 6/10/11                               2,229,248    2,238,723
    Sungard Data Systems, Inc.
       Term Loan
       6.81%, due 2/11/13                               5,970,000    6,027,211
                                                                    ----------
                                                                    16,628,712
                                                                    ----------
    OIL & GAS EQUIPMENT & SERVICES (0.3%)
    Dresser Rand Group, Inc.
       Term Loan B1
       6.39%, due 10/29/11                                740,915      752,724
    Dresser, Inc.
       Term Loan C
       7.07%, due 4/10/09                               1,177,199    1,194,857
                                                                    ----------
                                                                     1,947,581
                                                                    ----------
    OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    LB Pacific, L.P.
       Term Loan B
       7.09%, due 3/3/12                                1,985,000    2,009,812
    Targa Resources, Inc.
       Synthetic Letter of Credit
       4.40%, due 10/31/12                                967,742      976,613
       Term Loan
       6.74%, due 10/31/12                              4,022,177    4,059,049
                                                                    ----------
                                                                     7,045,474
                                                                    ----------
    OIL & GAS REFINING & MARKETING (1.0%)
    EPCO Holdings, Inc.
       Institutional Term Loan B
       6.78%, due 8/18/10                               1,980,000    2,005,370
       Term Loan A
       6.53%, due 8/18/08                               1,947,917    1,961,714
    Lyondell-Citgo Refining, L.P.
       Term Loan

       6.52%, due 5/21/07                               2,462,500    2,474,812
    Williams Production RMT Co.
       Term Loan C
       6.72%, due 5/30/08                               1,374,891    1,389,499
                                                                    ----------
                                                                     7,831,395
                                                                    ----------
    PACKAGED FOODS & MEATS (3.5%)
    American Seafoods Group LLC
       Term Loan A
       6.28%, due 9/30/11                               3,767,188    3,814,277
       Tranche B-1 Term Loan
       6.28%, due 9/30/12                           (e)   332,315      336,469
    BF Bolthouse Holdco LLC
       First Lien Term Loan
       6.94%, due 12/16/12                              1,650,000    1,671,313
       Second Lien Term Loan
       9.92%, due 12/16/13                                330,000      337,150
    Chiquita Brands LLC
       Term Loan B
       6.53%, due 6/28/12                                 737,632      741,320
       Term Loan C
       6.56%, due 6/28/12                               1,994,987    2,014,937
    Dole Food Co., Inc.
       Term Loan B
       6.06%, due 4/18/12                               2,920,679    2,929,024
    Michael Foods, Inc.
       Term Loan B
       6.66%, due 11/21/10                              2,464,429    2,493,182
    Nellson Nutraceutical, Inc.
       First Lien Term Loan
       9.41%, due 10/4/09                                 911,541      823,425
    OSI Group LLC
       Dutch Term Loan
       6.52%, due 9/2/11                                1,097,222    1,109,108
       German Term Loan
       6.52%, due 9/2/11                                  877,778      887,287
       U.S. Term Loan
       6.52%, due 9/2/11                                1,975,000    1,996,395
    Pinnacle Foods Holdings Corp.
       Term Loan
       7.78%, due 11/25/10                              4,499,091    4,549,706
    Reddy Ice Group, Inc.
       Term Loan
       6.32%, due 8/12/12                               3,000,000    3,024,375
                                                                    ----------
                                                                    26,727,968
                                                                    ----------
    PAPER PACKAGING (1.5%)
    Graphic Packaging International, Inc.
       Term Loan C
       6.98%, due 8/8/10                                5,987,040    6,074,349
    Smurfit-Stone Container Enterprises, Inc.
       Deposit Fund Commitment
       2.35%, due 11/1/10                                 770,105      776,748
       Term Loan B
       6.71%, due 11/1/11                               3,458,598    3,489,293
       Term Loan C
       6.73%, due 11/1/11                                 884,247      892,095
                                                                    ----------
                                                                    11,232,485
                                                                    ----------
    PAPER PRODUCTS (0.4%)

    Appleton Papers, Inc.
       Term Loan
       6.58%, due 6/11/10                               2,775,713    2,800,694
                                                                    ----------
    PERSONAL PRODUCTS (0.4%)
    Aearo Corp.
       Initial Term Loan
       7.06%, due 4/7/11                                2,947,500    2,962,237
                                                                    ----------
    PHARMACEUTICALS (0.6%)
    Warner Chilcott Corp.
       Dovonex Delayed Draw Term Loan
       7.36%, due 1/12/12                                 552,050      551,774
       Tranche B Term Loan
       7.14%, due 1/18/12                               2,709,080    2,717,968
       Tranche C Term Loan
       7.27%, due 1/18/12                               1,091,627    1,095,209
       Tranche D Term Loan
       7.27%, due 1/18/12                                 504,301      505,956
                                                                    ----------
                                                                     4,870,907
                                                                    ----------
    PUBLISHING (2.0%)
    Dex Media East LLC
       Term Loan B
       6.19%, due 5/8/09                                1,690,323    1,703,577
    Dex Media West LLC
       Term Loan B1
       2.06%, due 3/9/10                            (e)   596,421      606,005
       Term Loan B
       6.25%, due 3/9/10                                2,781,436    2,804,613
    Hanley Wood LLC
       Closing Date Term Loan
       6.56%, due 8/1/12                                3,549,338    3,558,211
    New Publishing Acquisition, Inc.
       Tranche B Term Loan
       7.05%, due 8/5/12                                2,500,000    2,462,500
    R.H. Donnelley, Inc.
       Tranche A-3 Term Loan
       6.27%, due 12/31/09                                791,287      793,265
       Tranche D1 Term Loan
       5.99%, due 6/30/11                               1,000,000    1,003,750
       Tranche D Term Loan
       6.26%, due 6/30/11                               2,595,721    2,612,944
                                                                    ----------
                                                                    15,544,865
                                                                    ----------
    RAILROADS (0.6%)
    RailAmerica, Inc.
       CAD Term Loan
       6.69%, due 9/29/11                                 384,854      389,985
       U.S. Term Loan
       6.69%, due 9/29/11                               4,191,193    4,247,074
                                                                    ----------
                                                                     4,637,059
                                                                    ----------
    REAL ESTATE INVESTMENT TRUSTS (2.3%)
    General Growth Properties, Inc.
       Term Loan A
       6.22%, due 11/12/07                              5,126,003    5,128,356
       Term Loan B
       6.57%, due 11/12/08                              1,982,868    1,985,761
    Macerich Partnership, L.P.

    Term Loan
       5.94%, due 4/26/10                           (e)  5,000,000     5,022,915
    Maguire Properties, L.P.
    Term Loan B
       6.17%, due 3/15/10                                5,746,185     5,774,916
                                                                     -----------
                                                                      17,911,948
                                                                     -----------
    REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
    CB Richard Ellis Services, Inc.
       Term Loan
       6.46%, due 3/31/10                                4,141,964     4,173,029
    Gables GP, Inc.
       Term Loan
       6.16%, due 9/30/06                                2,812,105     2,826,166
    LNR Property Corp.
       Term Loan B
       7.28%, due 2/3/08                                 2,959,940     2,977,978
                                                                     -----------
                                                                       9,977,173
                                                                     -----------
    RESTAURANTS (0.4%)
    Buffets, Inc.
       PF L/C
       8.13%, due 6/28/09                                1,000,000     1,005,000
       Term Loan
       8.18%, due 6/28/09                                2,168,569     2,179,412
                                                                     -----------
                                                                       3,184,412
                                                                     -----------
    SOFT DRINKS (0.8%)
    Culligan International Co.
       Term Loan
       6.97%, due 9/30/11                                1,958,316     1,981,164
    Dr. Pepper/Seven Up Bottling Group, Inc.
       Tranche B Term Loan
       6.48%, due 12/19/10                               4,256,361     4,310,629
                                                                     -----------
                                                                       6,291,793
                                                                     -----------
    SPECIALTY CHEMICALS (3.2%)
    Basell AF S.a.r.l.
       Facility B2 US
       6.90%, due 8/1/13                                 1,416,667     1,436,146
       Facility B4 US
       6.90%, due 8/1/13                                   283,333       286,774
       Facility C2 US
       7.66%, due 8/1/14                                 1,416,667     1,436,146
       Facility C4 US
       7.66%, due 8/1/14                                   283,333       286,976
    Gentek, Inc.
       1st Lien Term Loan
       7.09%, due 2/28/11                                2,824,885     2,840,422
       2nd Lien Term Loan
       10.35%, due 2/28/12                               1,500,000     1,491,750
    Hercules, Inc.
       Term Loan B
       6.31%, due 10/8/10                                4,496,846     4,545,560
    Kraton Polymers LLC
       Term Loan
       7.02%, due 12/23/10                               1,094,428     1,109,477
    Nalco Co.
       Term Loan B
       6.56%, due 11/4/10                                3,728,881     3,773,162

    Polymer Group, Inc.
       Term Loan
       6.77%, due 11/22/12                               2,500,000     2,523,958
    Rockwood Specialties Group, Inc.
       Tranche E Term Loan
       6.67%, due 7/30/12                                4,950,000     5,007,237
                                                                     -----------
                                                                      24,737,608
                                                                     -----------
    SPECIALTY STORES (1.1%)
    Advance Stores Co., Inc.
       Term Loan B
       5.95%, due 9/30/10                                  934,408       943,752
       Tranche B Term Loan
       6.03%, due 9/30/10                                  556,154       560,325
    Affinity Group, Inc.
       Term Loan
       6.97%, due 6/24/09                                1,642,612     1,659,038
    Eye Care Centers of America, Inc.
       Term Loan B
       7.63%, due 3/1/12                                 4,962,500     5,018,328
                                                                     -----------
                                                                       8,181,443
                                                                     -----------
    SYSTEMS SOFTWARE (0.5%)
    Telcordia Technologies, Inc.
       Term Loan
       6.91%, due 9/15/12                                3,473,750     3,428,157
                                                                     -----------
    TEXTILES (0.4%)
    Springs Windows Fashions LLC
       Term Loan B
       7.31%, due 12/30/12                               3,000,000     3,000,000
                                                                     -----------
    TIRES & RUBBER (0.2%)
    Goodyear Tire & Rubber Co. (The)
       Second Lien Term Loan
       7.06%, due 4/30/10                                1,750,000     1,766,406
                                                                     -----------
    TOBACCO (0.5%)
    Commonwealth Brands, Inc.
       New Term Loan
       7.00%, due 12/22/12                               3,956,667     3,998,212
                                                                     -----------
    TRUCKING (0.3%)
    Performance Transportation Services
       Credit Link Deposit
       4.27%, due 1/31/10                                  586,957       493,043
       Term Loan
       9.66%, due 1/31/12                                  838,696       704,504
    SIRVA Worldwide, Inc.
       Term Loan
       8.52%, due 12/1/10                                  821,771       786,845
                                                                     -----------
                                                                       1,984,392
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (1.4%)
    Centennial Cellular Operating Co. LLC
       Term Loan
       6.62%, due 2/9/11                                 4,608,815     4,666,425
    Nextel Partners Operating Corp.
       Tranche D Term Loan

       5.91%, due 5/31/12                                2,000,000     2,000,000
    PanAmSat Corp.
       Term Loan A1
       6.31%, due 8/20/09                                  305,955       308,493
       Term Loan A2
       6.31%, due 8/20/09                                  585,145       589,999
       Term Loan B1
       6.49%, due 8/22/11                                2,970,000     3,002,917
                                                                     -----------
                                                                      10,567,834
                                                                     -----------
    Total Floating Rate Loans
       (Cost $658,383,220)                                           658,539,797
                                                                     -----------
    FOREIGN FLOATING RATE LOANS (2.1%)              (c)
    BROADCASTING & CABLE (0.6%)
    Canadian Cable Acquisition Co., Inc.
       Term Loan B
       7.53%, due 8/1/11                                 2,955,000     2,991,938
    New Skies Holdings B.V.
       Term Loan
       6.75%, due 5/2/11                                 1,335,304     1,340,869
                                                                     -----------
                                                                       4,332,807
                                                                     -----------
    DIVERSIFIED CHEMICALS (0.3%)
    Invista B.V.
       Tranche B-1 Term Loan
       6.37%, due 4/29/11                                1,733,641     1,750,978
       Tranche B2 Term Loan
       6.37%, due 4/29/11                                  881,259       890,071
                                                                     -----------
                                                                       2,641,049
                                                                     -----------
    GENERAL MERCHANDISE (0.5%)
    Dollarama Group, L.P
       Term Loan B
       6.92%, due 11/18/11                               3,970,000     4,019,625
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    Intelsat, Ltd.
       Term Loan
       6.31%, due 7/28/11                                4,935,038     4,978,219
                                                                     -----------
    Total Foreign Floating Rate Loans
       (Cost $15,912,447)                                             15,971,700
                                                                     -----------
    Total Long-Term Bonds
       (Cost $678,302,699)                                           678,765,247
                                                                     -----------
    SHORT-TERM INVESTMENTS (10.5%)
    COMMERCIAL PAPER (5.7%)
    Becton Dickinson & Co.
       4.31%, due 2/22/06                               11,000,000    10,972,344
    Boston Edison Co.
       4.45%, due 2/7/06                                 5,000,000     4,996,292
    Goldman Sachs Group, Inc.
       4.43%, due 2/1/06                                 5,000,000     5,000,000
    National City Credit Corp.
       4.38%, due 2/16/06                                8,000,000     7,985,400

    National Rural Utilities Cooperative
       Finance Corp.
       4.42%, due 2/23/06                              10,000,000      9,972,989
    Siemens Capital Co. LLC
       4.32%, due 3/1/06                                5,000,000      4,983,200
                                                                    ------------
    Total Commercial Paper
       (Cost $43,910,225)                                             43,910,225
                                                                    ------------
    REPURCHASE AGREEMENT (4.8%)
    Wachovia Capital Market, LLC
       4.44%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $36,592,513
       (Collateralized by various bonds
       with a Principal Amount of $37,615,000
       and Market Value of $37,322,578)                36,588,000     36,588,000
                                                                    ------------
    Total Repurchase Agreement
       (Cost $36,588,000)                                             36,588,000
                                                                    ------------
    Total Short-Term Investments
     (Cost $80,498,225)                                               80,498,225
                                                                    ------------
    Total Investments
       (Cost $758,800,924)                        (f)        99.0%   759,263,472(g)
    Cash and Other Assets
       Less Liabilities                                       1.0      7,486,520
                                                       ----------   ------------
    Net Assets                                              100.0%  $766,749,992
                                                       ==========   ============

 +   Percentages indicated are based on Fund net assets.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(c) Floating Rate Loans generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)  Illiquid security.

(e)  This security has additional commitments and contingencies.

(f) The cost stated also represents the aggregated cost for federal income tax purposes.

(g) At January 31, 2006 net unrealized appreciation was $462,548, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,812,184 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,349,636.

MAINSTAY GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                       SHARES       VALUE
                                                     ---------   -----------
AFFILIATED INVESTMENT COMPANIES (99.3%)           +
EQUITY FUNDS (99.3%)
MainStay All Cap Growth Fund                     (a)   211,142   $ 5,312,340
MainStay Common Stock Fund                       (a)   474,223     6,402,016
MainStay International Equity Fund               (a)   449,961     6,398,439
MainStay Large Cap Growth Fund                   (a) 1,877,143    11,000,058
MainStay MAP Fund                                (a)    73,691     2,693,424
MainStay Mid Cap Growth Fund                     (a)   169,772     2,203,646
MainStay S&P 500 Index Fund                      (a)    82,781     2,443,706
                                                                 -----------
                                                                  36,453,629
                                                                 -----------
Total Affiliated Investment Companies
   (Cost $34,294,490)                            (b)      99.3%   36,453,629 (c)
Cash and Other Assets
   Less Liabilities                                        0.7       253,973
                                                     ---------   -----------
Net Assets                                               100.0%  $36,707,602
                                                     =========   ===========

 +   Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b)  The cost for federal income tax purposes is $34,297,033.

(c) At January 31, 2006 net unrealized appreciation was $2,156,596 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,156,596.

MainStay Growth Equity Fund

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                             SHARES      VALUE
                                                             ------   ----------
    COMMON STOCKS (99.5%)                                 +
    AEROSPACE & DEFENSE (3.0%)
    Boeing Co. (The)                                          2,085   $  142,426
    Raytheon Co.                                              2,561      104,924
                                                                      ----------
                                                                         247,350
                                                                      ----------
    AIR FREIGHT & LOGISTICS (1.7%)
    United Parcel Service, Inc. Class B                       1,844      138,134
                                                                      ----------
    BEVERAGES (1.8%)
    PepsiCo, Inc.                                             2,640      150,955
                                                                      ----------
    BIOTECHNOLOGY (4.4%)
 &  Amgen, Inc.                                          (a)  2,926      213,276
    Genentech, Inc.                                      (a)  1,705      146,494
                                                                      ----------
                                                                         359,770
                                                                      ----------
    CAPITAL MARKETS (2.4%)
    Charles Schwab Corp. (The)                                6,054       89,539
    Federated Investors, Inc. Class B                         2,818      108,803
                                                                      ----------
                                                                         198,342
                                                                      ----------
    CHEMICALS (0.7%)
    Sigma-Aldrich Corp.                                         845       54,824
                                                                      ----------
    COMMERCIAL SERVICES & SUPPLIES (1.8%)
    Corporate Executive Board Co. (The)                         762       64,115
    Robert Half International, Inc.                           2,383       87,051
                                                                      ----------
                                                                         151,166
                                                                      ----------
    COMMUNICATIONS EQUIPMENT (8.3%)
 &  Cisco Systems, Inc.                                  (a) 11,681      216,916
    Harris Corp.                                              2,115       98,199
 &  Motorola, Inc.                                            6,877      156,177
 &  QUALCOMM, Inc.                                            4,385      210,305
                                                                      ----------
                                                                         681,597
                                                                      ----------
    COMPUTERS & PERIPHERALS (3.4%)
    Apple Computer, Inc.                                 (a)  1,647      124,365
    EMC Corp.                                            (a)  6,894       92,380
    Hewlett-Packard Co.                                       2,134       66,538
                                                                      ----------
                                                                         283,283
                                                                      ----------
    CONSUMER FINANCE (2.7%)
    American Express Co.                                      2,572      134,901
    SLM Corp.                                                 1,510       84,500
                                                                      ----------
                                                                         219,401
                                                                      ----------

    DIVERSIFIED FINANCIAL SERVICES (1.5%)
    Moody's Corp.                                             1,971      124,804
                                                                      ----------
    ELECTRICAL EQUIPMENT (1.3%)
    Emerson Electric Co.                                      1,402      108,585
                                                                      ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
    Arrow Electronics, Inc.                              (a)  1,733       59,546
    Jabil Circuit, Inc.                                  (a)  2,687      108,555
                                                                      ----------
                                                                         168,101
                                                                      ----------
    ENERGY EQUIPMENT & SERVICES (2.6%)
    BJ Services Co.                                           2,687      108,797
    ENSCO International, Inc.                                 2,139      109,346
                                                                      ----------
                                                                         218,143
                                                                      ----------
    FOOD & STAPLES RETAILING (2.8%)
    Costco Wholesale Corp.                                    2,105      105,018
    CVS Corp.                                                 4,385      121,728
                                                                      ----------
                                                                         226,746
                                                                      ----------
    HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
    Becton, Dickinson & Co.                                   1,759      113,983
    St. Jude Medical, Inc.                               (a)  2,353      115,603
    Varian Medical Systems, Inc.                         (a)  1,289       77,611
                                                                      ----------
                                                                         307,197
                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (5.3%)
    Caremark Rx, Inc.                                    (a)  1,875       92,437
    McKesson Corp.                                            1,657       87,821
    Pharmaceutical Product Development, Inc.                  1,317       91,110
 &  UnitedHealth Group, Inc.                                  2,735      162,514
                                                                      ----------
                                                                         433,882
                                                                      ----------
    HOTELS, RESTAURANTS & LEISURE (1.3%)
    Darden Restaurants, Inc.                                  2,609      106,082
                                                                      ----------
    HOUSEHOLD PRODUCTS (3.3%)
    Colgate-Palmolive Co.                                     1,111       60,983
 &  Procter & Gamble Co. (The)                                3,609      213,761
                                                                      ----------
                                                                         274,744
                                                                      ----------
    INDUSTRIAL CONGLOMERATES (3.2%)
 &  General Electric Co.                                      8,054      263,769
                                                                      ----------
    INSURANCE (3.9%)
    AFLAC, Inc.                                               2,117       99,393
    American International Group, Inc.                        1,478       96,750
    Aon Corp.                                                 1,684       57,626
    Assurant, Inc.                                            1,401       64,334
                                                                      ----------
                                                                         318,103
                                                                      ----------
    INTERNET SOFTWARE & SERVICES (3.9%)
    Akamai Technologies, Inc.                            (a)  4,886      106,661
    eBay, Inc.                                           (a)  2,268       97,751
    VeriSign, Inc.                                       (a)  4,827      114,641
                                                                      ----------
                                                                         319,053
                                                                      ----------

    IT SERVICES (1.6%)
    Automatic Data Processing, Inc.                           1,800       79,092
    Paychex, Inc.                                             1,495       54,343
                                                                      ----------
                                                                         133,435
                                                                      ----------
    MACHINERY (2.7%)
    Nordson Corp.                                             1,403       63,724
    Parker-Hannifin Corp.                                     1,103       83,574
    Terex Corp.                                          (a)  1,039       73,250
                                                                      ----------
                                                                         220,548
                                                                      ----------
    MEDIA (0.9%)
    McGraw-Hill Cos., Inc. (The)                              1,481       75,590
                                                                      ----------
    MULTILINE RETAIL (1.0%)
    Dollar Tree Stores, Inc.                             (a)  3,360       83,294
                                                                      ----------
    OIL, GAS & CONSUMABLE FUELS (2.8%)
    EOG Resources, Inc.                                       1,348      113,960
    Sunoco, Inc.                                              1,237      117,762
                                                                       ---------
                                                                         231,722
                                                                       ---------
    PHARMACEUTICALS (4.8%)
    Allergan, Inc.                                              831       96,728
    Merck & Co., Inc.                                         3,496      120,612
    Novartis AG, ADR                                     (b)  1,095       60,400
    Wyeth                                                     2,625      121,406
                                                                      ----------
                                                                         399,146
                                                                      ----------
    REAL ESTATE (1.4%)
    United Dominion Realty Trust, Inc.                        4,437      112,744
                                                                      ----------
    ROAD & RAIL (0.9%)
    Burlington Northern Santa Fe Corp.                          900       72,108
                                                                      ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
    Intel Corp.                                               5,965      126,876
    Intersil Corp. Class A                                    3,955      114,932
    Microchip Technology, Inc.                                2,270       85,148
 &  Texas Instruments, Inc.                                   5,194      151,821
                                                                      ----------
                                                                         478,777
                                                                      ----------
    SOFTWARE (4.4%)
 &  Microsoft Corp.                                           8,947      251,858
    Synopsys, Inc.                                       (a)  5,039      111,412
                                                                      ----------
                                                                         363,270
                                                                      ----------
    SPECIALTY RETAIL (6.1%)
    Bed Bath & Beyond, Inc.                              (a)  1,472       55,068
    Circuit City Stores, Inc.                                 4,516      113,848
 &  Home Depot, Inc. (The)                                    4,392      178,096
    Staples, Inc.                                             3,569       84,621
    Tiffany & Co.                                             1,963       74,005
                                                                      ----------
                                                                         505,638
                                                                      ----------

    TEXTILES, APPAREL & LUXURY GOODS (1.1%)
    NIKE, Inc. Class B                                        1,139       92,202
                                                                      ----------
    TRADING COMPANIES & DISTRIBUTORS (1.0%)
    W.W. Grainger, Inc.                                       1,169       82,917
                                                                      ----------
    Total Common Stocks
       (Cost $7,942,598)                                               8,205,422
                                                                      ----------
    INVESTMENT COMPANY (0.4%)
    iShares Russell 1000 Growth Index Fund               (c)   555        28,721
                                                                      ----------
    Total Investment Company
       (Cost $28,741)                                                     28,721
                                                                      ----------
    Total Investments
       (Cost $7,971,339)                                 (d)  99.9%    8,234,143(e)
    Cash and Other Assets
       Less Liabilities                                        0.1        11,266
                                                             -----    ----------
    Net Assets                                               100.0%   $8,245,409
                                                             =====    ==========

 +   Percentages indicated are based on Fund net assets.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) The cost stated also represents the aggregate cost for federal income taxes purposes.

(e) At January 31, 2006 net unrealized appreciation was $262,804, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $404,181 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $141,377.

MAINSTAY INCOME MANAGER FUND

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
    LONG-TERM BONDS (32.9%)                            +
    ASSET-BACKED SECURITIES (0.6%)
    AIRLINES (0.0%)                                    @
    Continental Airlines, Inc.
       Series 1992-2, Class A1
       7.256%, due 3/15/20                                $  35,451   $   35,760
                                                                      ----------
    AUTO COMPONENTS (0.2%)
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                             (a)   500,000      499,227
                                                                      ----------
    CONSUMER FINANCE (0.4%)
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                  750,000      741,956
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                   500,000      496,791
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                  237,054      235,553
                                                                      ----------
                                                                       1,474,300
                                                                      ----------
    Total Asset-Backed Securities
       (Cost $2,021,365)                                               2,009,287
                                                                      ----------
    CORPORATE BONDS (8.3%)
    AEROSPACE & DEFENSE (0.3%)
    DRS Technologies, Inc.
       7.625%, due 2/1/18                                   400,000      406,000
    Goodrich Corp.
       7.00%, due 4/15/38                                    50,000       54,137
    Honeywell International, Inc.
       7.50%, due 3/1/10                                    100,000      109,268
    Lockheed Martin Corp.
       7.65%, due 5/1/16                                    100,000      117,580
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                  100,000      108,390
       7.875%, due 3/1/26                                    50,000       62,102
    Raytheon Co.
       6.40%, due 12/15/18                                   50,000       53,612
       6.75%, due 8/15/07                                    58,000       59,217
    United Technologies Corp.
       6.35%, due 3/1/11                                    100,000      105,757
                                                                      ----------
                                                                       1,076,063
                                                                      ----------
    AGRICULTURE (0.0%)                                 @
    Bunge, Ltd. Finance Corp.
       5.10%, due 7/15/15                                   125,000      119,257
                                                                      ----------
    AIR FREIGHT & LOGISTICS (0.0%)                     @

    FedEx Corp.
       2.65%, due 4/1/07                                     25,000       24,311
                                                                       ---------
    AUTOMOBILES (0.1%)
    DaimlerChrysler N.A. Holding Corp.
       7.30%, due 1/15/12                                   250,000      268,916
                                                                       ---------
    BEVERAGES (0.1%)
    Anheuser-Busch Cos., Inc.
       5.75%, due 4/1/10                                    100,000      103,006
    Coca-Cola Enterprises, Inc.
       7.00%, due 5/15/98                                   100,000      113,941
    Coors Brewing Co.
       6.375%, due 5/15/12                                   25,000       26,270
    Pepsi Bottling Holdings, Inc.
       5.625%, due 2/17/09                            (a)   100,000      101,808
                                                                       ---------
                                                                         345,025
                                                                       ---------
    BUILDING PRODUCTS (0.1%)
    Masco Corp.
       4.80%, due 6/15/15                                    75,000       69,480
       6.75%, due 3/15/06                                   100,000      100,199
                                                                       ---------
                                                                         169,679
                                                                       ---------
    CAPITAL MARKETS (0.5%)
    Ameriprise Financial, Inc.
       5.35%, due 11/15/10                                   50,000       50,241
    Bear Stearns Cos., Inc. (The)
       5.70%, due 1/15/07                                   250,000      251,648
    Credit Suisse First Boston USA, Inc.
       4.625%, due 1/15/08                                  250,000      248,438
    Goldman Sachs Group, Inc. (The)
       5.70%, due 9/1/12                                    150,000      152,829
       6.125%, due 2/15/33                                  100,000      103,565
    JPMorgan Chase & Co.
       5.75%, due 1/2/13                                    250,000      256,608
    Lehman Brothers Holdings, Inc.
       Series G
       4.80%, due 3/13/14                                   100,000       96,767
       7.00%, due 2/1/08                                    150,000      155,627
    Merrill Lynch & Co., Inc.
       4.00%, due 11/15/07                                  250,000      245,811
    Morgan Stanley
       6.60%, due 4/1/12                                    125,000      133,190
       6.75%, due 10/15/13                                  125,000      134,374
                                                                       ---------
                                                                       1,829,098
                                                                       ---------
    CHEMICALS (0.2%)
    Dow Chemical Co. (The)
       8.55%, due 10/15/09                                  100,000      111,367
    E.I. du Pont de Nemours & Co.
       6.875%, due 10/15/09                                 100,000      105,859
    Lubrizol Corp.
       5.50%, due 10/1/14                                    25,000       24,879
    PQ Corp.
       7.50%, due 2/15/13                             (a)   350,000      329,875
                                                                       ---------
                                                                         571,980
                                                                       ---------
    COMMERCIAL BANKS (0.6%)
    Bank of America Corp.

       5.875%, due 2/15/09                                  500,000      512,302
    Bank One Corp.
       Series A
       6.00%, due 2/17/09                                   250,000      255,050
    Deutsche Bank Financial, Inc.
       7.50%, due 4/25/09                                   100,000      106,992
    FleetBoston Financial Corp.
       3.85%, due 2/15/08                                   250,000      244,722
    Key Bank N.A.
       5.80%, due 7/1/14                                     75,000       77,210
    PNC Bank N.A.
       5.25%, due 1/15/17                                    75,000       74,013
    SunTrust Banks, Inc.
       5.45%, due 12/1/17                                    50,000       50,488
    U.S. Bancorp
       Series N
       3.95%, due 8/23/07                                   250,000      246,426
    Wachovia Bank N.A.
       4.85%, due 7/30/07                                   250,000      249,446
    Wachovia Corp.
       6.25%, due 8/4/08                                    100,000      102,695
    Wells Fargo & Co.
       5.125%, due 9/15/16                                   50,000       49,145
    Wells Fargo Bank N.A.
       6.45%, due 2/1/11                                    250,000      265,612
    Zions Bancorporation
       5.50%, due 11/16/15                                   25,000       24,932
                                                                       ---------
                                                                       2,259,033
                                                                       ---------
    COMMERCIAL SERVICES & SUPPLIES (0.4%)
    Cendant Corp.
       6.25%, due 1/15/08                                   100,000      101,597
    Quest Diagnostics, Inc.
       5.125%, due 11/1/10                            (a)    25,000       24,930
    R.H. Donnelley Corp.
       8.875%, due 1/15/16                            (a)   400,000      404,500
    R.R. Donnelley & Sons Co.
       5.50%, due 5/15/15                                    25,000       23,844
    Republic Services, Inc.
       6.75%, due 8/15/11                                    25,000       26,679
    United Rentals, Inc.
       7.75%, due 11/15/13                                  400,000      396,000
    Waste Management, Inc.
       7.375%, due 8/1/10                                   100,000      108,410
    Waste Services, Inc.
       9.50%, due 4/15/14                                   250,000      252,500
                                                                       ---------
                                                                       1,338,460
                                                                       ---------
    COMMUNICATIONS EQUIPMENT (0.0%)                    @
    Motorola, Inc.
       4.608%, due 11/16/07                                 100,000       99,269
                                                                       ---------
    COMPUTERS & PERIPHERALS (0.2%)
    International Business Machines Corp.
       4.25%, due 9/15/09                                   250,000      244,014
    SunGard Data Systems, Inc.
       9.125%, due 8/15/13                            (a)   350,000      364,000
                                                                       ---------
                                                                         608,014
                                                                       ---------
    CONSUMER FINANCE (0.5%)

    American General Finance Corp.
       Series H
       4.50%, due 11/15/07                                   250,000     248,058
    Capital One Bank
       5.125%, due 2/15/14                                   100,000      97,824
    Ford Motor Credit Co.
       7.875%, due 6/15/10                                   500,000     470,490
    HSBC Finance Corp.
       4.125%, due 11/16/09                                  500,000     481,557
       6.375%, due 10/15/11                                   50,000      52,653
    John Deere Capital Corp.
       3.90%, due 1/15/08                                    250,000     244,813
    MBNA Corp.
       6.125%, due 3/1/13                                    100,000     105,112
    SLM Corp.
       5.625%, due 8/1/33                                    100,000      98,148
    Toyota Motor Credit Corp.
       4.25%, due 3/15/10                                     50,000      48,857
                                                                       ---------
                                                                       1,847,512
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (0.5%)
    Boeing Capital Corp.
       5.75%, due 2/15/07                                    250,000     251,822
    Caterpillar Financial Services Corp.
       4.30%, due 6/1/10                                      50,000      48,492
    Citigroup, Inc.
       3.50%, due 2/1/08                                     500,000     486,573
       5.875%, due 2/22/33                                   250,000     254,598
    General Motors Acceptance Corp.
       6.875%, due 9/15/11                                   300,000     286,419
    National Rural Utilities Cooperative Finance Corp.
       5.75%, due 8/28/09                                    250,000     255,584
    Residential Capital Corp.
       6.375%, due 6/30/10                                    25,000      25,627
    Textron Financial Corp.
       4.125%, due 3/3/08                                     25,000      24,583
                                                                       ---------
                                                                       1,633,698
                                                                       ---------
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
    ALLTEL Corp.
       4.656%, due 5/17/07                                   100,000      99,538
    Ameritech Capital Funding Corp.
       6.55%, due 1/15/28                                    100,000      98,735
    BellSouth Corp.
       6.00%, due 10/15/11                                   250,000     259,061
    GTE South, Inc., Series C
       6.00%, due 2/15/08                                    300,000     301,252
    SBC Communications, Inc.
       5.75%, due 5/2/06                                     150,000     150,286
    Sprint Capital Corp.
       6.125%, due 11/15/08                                  150,000     153,784
       8.75%, due 3/15/32                                    100,000     130,772
    Verizon Global Funding Corp.
       7.75%, due 12/1/30                                    100,000     116,167
                                                                       ---------
                                                                       1,309,595
                                                                       ---------
    ELECTRIC UTILITIES (0.8%)
    Alabama Power Co.
       Series FF

       5.20%, due 1/15/16                                     50,000      49,619
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                   100,000     100,400
    CenterPoint Energy Houston Electric LLC
       Series J
       5.70%, due 3/15/13                                     50,000      50,935
    Consumers Energy Co.
       Series B
       5.375%, due 4/15/13                                   100,000      98,795
    Cooper Industries, Inc.
       5.25%, due 11/15/12                               (a)  25,000      24,922
    Dominion Resources, Inc.
       Series B
       6.25%, due 6/30/12                                    100,000     103,840
    DTE Energy Co.
       Series A
       6.65%, due 4/15/09                                    100,000     103,657
    FirstEnergy Corp.
       Series A
       5.50%, due 11/15/06                                   100,000     100,274
       Series B
       6.45%, due 11/15/11                                   125,000     131,407
    Florida Power & Light Co.
       5.40%, due 9/1/35                                      50,000      47,962
    Northern States Power Co.
       6.875%, due 8/1/09                                    100,000     105,332
    NRG Energy, Inc.
       7.375%, due 2/1/16                                    350,000     356,125
    Peco Energy Co.
       3.50%, due 5/1/08                                     100,000      96,461
    Pepco Holdings, Inc.
       7.45%, due 8/15/32                                     50,000      57,465
    Progress Energy, Inc.
       5.625%, due 1/15/16                                    50,000      49,533
       6.85%, due 4/15/12                                     25,000      26,684
       7.10%, due 3/1/11                                     100,000     107,209
    PSE&G Power LLC
       7.75%, due 4/15/11                                    100,000     110,500
    Public Service Electric & Gas
       6.375%, due 5/1/08                                    750,000     768,718
    Southern California Edison Co.
       6.65%, due 4/1/29                                     100,000     109,315
    TXU Electric Delivery Co.
       7.00%, due 9/1/22                                     100,000     110,116
    Union Electric Co.
       5.40%, due 2/1/16                                      50,000      49,889
    Virginia Electric and Power Co.
       6.00%, due 1/15/36                                    100,000      99,637
    Wisconsin Power & Light Co.
       6.25%, due 7/31/34                                     25,000      25,897
                                                                       ---------
                                                                       2,884,692
                                                                       ---------
    FOOD & STAPLES RETAILING (0.1%)
    Albertson's, Inc.
       7.50%, due 2/15/11                                    100,000     101,826
    CVS Corp.
       4.875%, due 9/15/14                                    25,000      23,921
    Kroger Co. (The)
       4.95%, due 1/15/15                                    100,000      93,728

    Safeway, Inc.
       6.50%, due 3/1/11                                     100,000     103,609
    Wal-Mart Stores, Inc.
       5.25%, due 9/1/35                                     100,000      95,381
                                                                       ---------
                                                                         418,465
                                                                       ---------
    FOOD PRODUCTS (0.2%)
    Archer-Daniels-Midland Co.
       8.125%, due 6/1/12                                    100,000     115,531
    ConAgra Foods, Inc.
       6.75%, due 9/15/11                                    100,000     105,297
       7.00%, due 10/1/28                                     50,000      52,693
    General Mills, Inc.
       3.875%, due 11/30/07                                  100,000      97,907
    Kraft Foods, Inc.
       4.125%, due 11/12/09                                  100,000      96,426
       5.25%, due 6/1/07                                     100,000     100,117
    Sara Lee Corp.
       3.875%, due 6/15/13                                    25,000      22,107
    Tyson Foods, Inc.
       8.25%, due 10/1/11                                     25,000      27,583
    Unilever Capital Corp.
       7.125%, due 11/1/10                                   100,000     107,956
                                                                       ---------
                                                                         725,617
                                                                       ---------
    GAS UTILITIES (0.1%)
    Atmos Energy Corp.
       4.00%, due 10/15/09                                    50,000      47,779
    KeySpan Corp.
       5.875%, due 4/1/33                                     25,000      25,301
    Kinder Morgan Energy Partners, L.P.
       7.125%, due 3/15/12                                   125,000     135,868
                                                                       ---------
                                                                         208,948
                                                                       ---------
    HEALTH CARE PROVIDERS & SERVICES (0.1%)
    Aetna, Inc.
       7.875%, due 3/1/11                                     50,000      55,876
    Res-Care, Inc.
       7.75%, due 10/15/13                               (a) 210,000     211,050
    UnitedHealth Group, Inc.
       4.875%, due 4/1/13                                     50,000      49,152
    WellPoint, Inc.
       5.00%, due 12/15/14                                    50,000      48,602
                                                                       ---------
                                                                         364,680
                                                                       ---------
    HOME BUILDERS (0.0%)                                  @
    Pulte Homes, Inc.
       6.25%, due 2/15/13                                     50,000      50,786
                                                                       ---------
    HOTELS, RESTAURANTS & LEISURE (0.2%)
    Boyd Gaming Corp.
       7.125%, due 2/1/16                                    300,000     297,750
    Harrah's Operating Co., Inc.
       5.625%, due 6/1/15                                     50,000      48,880
    Isle of Capri Casinos
       7.00%, due 3/1/14                                     350,000     343,437
    Marriott International, Inc.
       4.625%, due 6/15/12                                    25,000      23,833
                                                                       ---------
                                                                         713,900
                                                                       ---------

    HOUSEHOLD DURABLES (0.2%)
    Centex Corp.
       4.875%, due 8/15/08                                   100,000      98,738
    Graham Packaging Co.
       8.50%, due 10/15/12                                   350,000     351,750
    Lennar Corp.
       5.125%, due 10/1/10                               (a) 100,000      98,011
    Newell Rubbermaid, Inc.
       6.75%, due 3/15/12                                     25,000      26,344
    Simmons Co.
       7.875%, due 1/15/14                                   250,000     235,000
                                                                       ---------
                                                                         809,843
                                                                       ---------
    HOUSEHOLD PRODUCTS (0.0%)                             @
    Clorox Co. (The)
       5.00%, due 1/15/15                                     25,000      24,194
    Fortune Brands, Inc.
       5.875%, due 1/15/36                                    25,000      24,196
    Procter & Gamble Co. (The)
       4.85%, due 12/15/15                                   100,000      98,084
                                                                       ---------
                                                                         146,474
                                                                       ---------
    INSURANCE (0.2%)
    Ace INA Holdings, Inc.
       5.875%, due 6/15/14                                    75,000      76,982
    Allstate Corp. (The)
       7.20%, due 12/1/09                                    100,000     107,269
    American International Group, Inc.
       4.70%, due 10/1/10                                (a) 100,000      98,163
    ASIF Global Financing XVIII
       3.85%, due 11/26/07                               (a)  50,000      48,990
    Berkshire Hathaway Finance Corp.
       4.625%, due 10/15/13                                  100,000      96,603
    Genworth Financial, Inc.
       5.75%, due 6/15/14                                     25,000      25,654
    Marsh & McLennan Cos., Inc.
       5.75%, due 9/15/15                                     50,000      49,996
    MetLife, Inc.
       5.50%, due 6/15/14                                    100,000     101,348
    Nationwide Financial Services, Inc.
       5.10%, due 10/1/15                                     25,000      24,299
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                    25,000      25,091
    Prudential Financial, Inc.
       4.50%, due 7/15/13                                    100,000      95,244
                                                                       ---------
                                                                         749,639
                                                                       ---------
    MACHINERY (0.0%)                                      @
    Caterpillar, Inc.
       7.25%, due 9/15/09                                    100,000     107,215
                                                                       ---------
    MEDIA (0.6%)
    Clear Channel Communications, Inc.
       4.25%, due 5/15/09                                    100,000      96,070
       6.00%, due 11/1/06                                     50,000      50,283
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                   150,000     171,691
    Comcast Corp.
       6.50%, due 1/15/15                                    100,000     104,341
    Cox Enterprises, Inc.

       7.875%, due 9/15/10                               (a) 100,000     107,871
    GCI. Inc.
       7.25%, due 2/15/14                                    400,000     394,000
    Houghton Mifflin Co.
       9.875%, due 2/1/13                                    200,000     216,000
    Knight-Ridder, Inc.
       6.875%, due 3/15/29                                    25,000      21,225
    News America Holdings
       9.25%, due 2/1/13                                     100,000     120,241
    Time Warner, Inc.
       7.625%, due 4/15/31                                   250,000     277,723
    Viacom, Inc.
       5.625%, due 8/15/12                                    50,000      49,851
       7.70%, due 7/30/10                                    100,000     108,156
    Walt Disney Co. (The)
       6.75%, due 3/30/06                                    100,000     100,316
       7.00%, due 3/1/32                                     100,000     113,093
                                                                       ---------
                                                                       1,930,861
                                                                       ---------
    METALS & MINING (0.2%)
    Alcoa, Inc.
       4.25%, due 8/15/07                                    250,000     247,166
    Massey Energy Co.
       6.875%, due 12/15/13                              (a) 300,000     302,625
                                                                       ---------
                                                                         549,791
                                                                       ---------
    MULTILINE RETAIL (0.1%)
    Federated Department Stores, Inc.
       7.00%, due 2/15/28                                    100,000     107,403
    Target Corp.
       5.875%, due 3/1/12                                    100,000     104,307
                                                                       ---------
                                                                         211,710
                                                                       ---------
    MULTI-UTILITIES & UNREGULATED POWER (0.2%)
    Constellation Energy Group, Inc.
       6.35%, due 4/1/07                                     100,000     101,352
    Duke Energy Corp.
       6.25%, due 1/15/12                                    125,000     130,477
    Michigan Consolidated Gas Co.
       Series B
       7.15%, due 5/30/06                                    125,000     125,864
    ONEOK, Inc.
       5.51%, due 2/16/08                                     50,000      50,212
    Pacific Gas & Electric Co.
       4.80%, due 3/1/14                                     100,000      96,624
    San Diego Gas & Electric Co.
       5.35%, due 5/15/35                                     50,000      47,957
                                                                       ---------
                                                                         552,486
                                                                       ---------
    OIL & GAS (0.5%)
    Amerada Hess Corp.
       7.30%, due 8/15/31                                    100,000     116,292
    Anadarko Petroleum Corp.
       7.20%, due 3/15/29                                    100,000     115,305
    Devon Financing Corp. LLC
       6.875%, due 9/30/11                                   125,000     135,543
    Enterprise Products Operating, L.P.
       4.95%, due 6/1/10                                     100,000      98,013
    Pemex Project Funding Master Trust
       5.75%, due 12/15/15                               (a) 500,000     494,250

       7.375%, due 12/15/14                                  100,000     110,400
       7.375%, due 12/15/14                              (a) 500,000     552,000
    USX Corp.
       6.85%, due 3/1/08                                     100,000     103,591
    Valero Energy Corp.
       6.125%, due 4/15/07                                   100,000     101,078
                                                                       ---------
                                                                       1,826,472
                                                                       ---------
    PAPER & FOREST PRODUCTS (0.1%)
    International Paper Co.
       6.75%, due 9/1/11                                     100,000     105,667
    Weyerhaeuser Co.
       6.75%, due 3/15/12                                    100,000     105,592
                                                                       ---------
                                                                         211,259
                                                                       ---------
    PHARMACEUTICALS (0.2%)
    Bristol-Myers Squibb Co.
       5.75%, due 10/1/11                                    150,000     153,719
    Eli Lilly & Co.
       4.50%, due 3/15/18                                    100,000      92,601
    Merck & Co., Inc.
       4.75%, due 3/1/15                                     100,000      95,146
    Pfizer, Inc.
       4.65%, due 3/1/18                                      50,000      47,254
    Pharmacia Corp.
       6.60%, due 12/1/28                                     50,000      56,955
    Schering-Plough Corp.
       5.55%, due 12/1/13                                    100,000     100,882
    Wyeth
       5.50%, due 3/15/13                                    100,000     100,637
                                                                       ---------
                                                                         647,194
                                                                       ---------
    REAL ESTATE (0.1%)
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                      25,000      24,560
    Camden Property Trust
       4.375%, due 1/15/10                                    65,000      62,857
    EOP Operating, L.P.
       7.00%, due 7/15/11                                    100,000     106,803
    ERP Operating, L.P.
       7.125%, due 10/15/17                                  100,000     112,681
    ProLogis
       5.625%, due 11/15/15                              (a)  25,000      24,951
    Simon Property Group, L.P.
       6.375%, due 11/15/07                                  100,000     102,010
                                                                       ---------
                                                                         433,862
                                                                       ---------
    ROAD & RAIL (0.1%)
    Burlington Northern Santa Fe Corp.
       7.125%, due 12/15/10                                  100,000     108,309
    CSX Corp.
       7.45%, due 5/1/07                                     100,000     102,772
    Norfolk Southern Corp.
       6.75%, due 2/15/11                                    100,000     107,287
       7.05%, due 5/1/37                                      25,000      29,376
    Union Pacific Corp.
       6.65%, due 1/15/11                                    100,000     105,979
                                                                       ---------
                                                                         453,723
                                                                       ---------

    SPECIALTY RETAIL (0.0%)                              @
    Lowe's Cos., Inc.
       5.50%, due 10/15/15                                   25,000       24,776
    May Department Stores Co. (The)
       5.95%, due 11/1/08                                   100,000      101,810
                                                                      ----------
                                                                         126,586
                                                                      ----------
    TEXTILES, APPAREL & LUXURY GOODS (0.0%)              @
    Jones Apparel Group, Inc.
       5.125%, due 11/15/14                                  50,000       46,301
                                                                      ----------
    THRIFTS & MORTGAGE FINANCE (0.4%)
    Countrywide Home Loans, Inc.
       5.625%, due 5/15/07                                  100,000      100,577
    General Electric Capital Corp.
       6.00%, due 6/15/12                                   500,000      523,552
       Series A
       6.75%, due 3/15/32                                   250,000      290,328
    Golden West Financial Corp.
       4.75%, due 10/1/12                                   100,000       97,268
    Washington Mutual, Inc.
       4.20%, due 1/15/10                                   250,000      240,870
       7.50%, due 8/15/06                                   250,000      253,481
                                                                      ----------
                                                                       1,506,076
                                                                      ----------
    TOBACCO (0.0%)                                       @
    Altria Group, Inc.
       7.20%, due 2/1/07                                    100,000      101,509
                                                                      ----------
    WIRELESS TELECOMMUNICATION SERVICES (0.0%)           @
    New Cingular Wireless Services, Inc.
       7.875%, due 3/1/11                                   100,000      111,732
                                                                      ----------
    Total Corporate Bonds
       (Cost $29,817,615)                                             29,389,731
                                                                      ----------

    FOREIGN BONDS (2.3%)
    BEVERAGES (0.0%)                                     @
    Diageo Capital PLC
       3.375%, due 3/20/08                                  100,000       96,649
                                                                      ----------
    CAPITAL MARKETS (0.1%)
    Kreditanstalt fuer Wiederaufbau
       3.375%, due 1/23/08                                  250,000      243,725
                                                                      ----------
    COMMERCIAL BANKS (0.0%)                              @
    Royal Bank of Scotland Group PLC
       5.05%, due 1/8/15                                    100,000       98,258
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    CIT Group Co. of Canada
       5.20%, due 6/1/15                                    250,000      244,531
    UFJ Finance Aruba AEC
       6.75%, due 7/15/13                                   100,000      108,187
                                                                      ----------
                                                                         352,718
                                                                      ----------

    DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
    British Telecommunications PLC
       8.875%, due 12/15/30                                 100,000      131,563
    Deutsche Telekom International Finance B.V.
       8.00%, due 6/15/10                                   250,000      277,070
    France Telecom S.A.
       7.20%, due 3/1/06                                    150,000      150,267
       8.50%, due 3/1/31                                    100,000      130,680
    Koninklijke (Royal) KPN N.V.
       8.00%, due 10/1/10                                   100,000      108,887
    Telecom Italia Capital S.A.
       6.375%, due 11/15/33                                 100,000       98,820
                                                                      ----------
                                                                         897,287
                                                                      ----------
    ELECTRIC UTILITIES (0.0%)                            @
    Scottish Power PLC
       5.375%, due 3/15/15                                   50,000       49,557
                                                                      ----------
    FOREIGN GOVERNMENTS (1.4%)
    Italian Republic
       5.625%, due 6/15/12                                  500,000      521,838
    Lebanese Republic
       7.875%, due 5/20/11                              (a) 200,000      210,000
    Malaysian Government
       8.75%, due 6/1/09                                    100,000      111,102
    People's Republic of China
       4.75%, due 10/29/13                                  100,000       97,534
    Province of Ontario
       5.50%, due 10/1/08                                   250,000      254,000
    Province of Quebec
       7.50%, due 9/15/29                                   150,000      194,489
    Republic of Brazil
       7.875%, due 3/7/15                                   315,000      341,618
    Republic of Colombia
       8.25%, due 12/22/14                                  200,000      227,700
    Republic of Panama
       7.25%, due 3/15/15                                   200,000      216,000
    Republic of Peru
       9.875%, due 2/6/15                                   300,000      371,250
    Republic of South Africa
       6.50%, due 6/2/14                                    250,000      268,750
    Republic of the Philippines
       8.875%, due 3/17/15                                  500,000      555,000
    Republic of Turkey
       7.25%, due 3/15/15                                   500,000      523,750
    Republic of Venezuela
       8.50%, due 10/8/14                                   500,000      560,250
    Russian Federation
       5.00%, due 3/31/30
       7.50%, beginning 3/31/07                         (a) 500,000      557,500
                                                                      ----------
                                                                       5,010,781
                                                                      ----------
    INDUSTRIAL CONGLOMERATES (0.0%)                      @
    Tyco International Group S.A.
       6.00%, due 11/15/13                                  100,000      103,185
                                                                      ----------
    INSURANCE (0.1%)
    Axa S.A.
       8.60%, due 12/15/30                                  100,000      132,309

    XL Capital, Ltd.
       5.25%, due 9/15/14                                        25,000       24,340
                                                                          ----------
                                                                             156,649
                                                                          ----------
    MEDIA (0.0%)                                     @
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                         (a)          25,000       24,587
    Thomson Corp. (The)
       5.75%, due 2/1/08                                         75,000       75,803
                                                                          ----------
                                                                             100,390
                                                                          ----------
    METALS & MINING (0.0%)                           @
    Alcan, Inc.
       5.00%, due 6/1/15                                         50,000       48,191
    BHP Billiton Finance USA, Ltd.
       4.80%, due 4/15/13                                        50,000       48,748
                                                                          ----------
                                                                              96,939
                                                                          ----------
    OIL & GAS (0.3%)
    Codelco, Inc.
       4.75%, due 10/15/14                          (b)         200,000      191,469
    Conoco Funding Co.
       6.35%, due 10/15/11                                      250,000      265,670
    Petroliam Nasional Bhd
       7.75%, due 8/15/15                           (b)         325,000      385,350
                                                                          ----------
                                                                             842,489
                                                                          ----------
    PAPER & FOREST PRODUCTS (0.0%)                   @
    Celulosa Arauco y Constitucion S.A.
       5.625%, due 4/20/15                                       25,000       24,568
    Stora Enso Oyj
       7.375%, due 5/15/11                                      100,000      107,236
                                                                          ----------
                                                                             131,804
                                                                          ----------
    WIRELESS TELECOMMUNICATION SERVICES (0.0%)       @
    Vodafone Group PLC
       7.75%, due 2/15/10                                       100,000      109,115
                                                                          ----------
    Total Foreign Bonds
       (Cost $8,340,090)                                                   8,289,546
                                                                          ----------
    COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
       MORTGAGE OBLIGATIONS) (1.2%)
    Banc of America Commercial Mortgage, Inc.
       Series 2005-6, Class A4
       5.182%, due 9/10/47                          (c)       1,000,000      997,784
    Bear Stearns Adjustable Rate Mortgage Trust
       Series 2005-8, Class A4
       5.098%, due 8/25/35                          (a)(c)      500,000      483,615
    GMAC Commercial Mortgage Securities, Inc.
       Series 2006-C1, Class A4
       5.238%, due 11/10/45                         (c)       1,000,000    1,004,943
    Merrill Lynch Mortgage Trust
       Series 2005-MKB2, Class A4
       5.204%, due 9/12/42                          (c)       1,000,000      993,226
    Wachovia Bank Commercial Mortgage Trust
       Series 2005-C18, Class A4

    4.935%, due 4/15/42                                    1,000,000     974,907
                                                                       ---------
    Total Commercial Mortgage Loans
       (Collateralized Mortgage Obligations)
       (Cost $4,471,076)                                               4,454,475
                                                                       ---------
    U.S. GOVERNMENT &
       FEDERAL AGENCIES (18.0%)
    FEDERAL HOME LOAN BANK (1.6%)
       2.75%, due 3/14/08                                 1,000,000      959,660
 &     2.875%, due 9/15/06                                3,000,000    2,965,929
       3.375%, due 9/14/07                                1,500,000    1,467,516
       5.25%, due 6/18/14                                   500,000      513,134
                                                                      ----------
                                                                       5,906,239
                                                                      ----------
    FEDERAL HOME LOAN MORTGAGE
       CORPORATION (1.2%)
       3.625%, due 9/15/08                                1,000,000      971,868
       4.125%, due 7/12/10                                1,085,000    1,054,924
       4.875%, due 11/15/13                               1,000,000      999,743
       5.50%, due 1/1/36                                    200,000      198,049
       6.25%, due 7/15/32                                   500,000      586,224
                                                                      ----------
                                                                       3,810,808
                                                                      ----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
       (MORTGAGE PASS-THROUGH
       SECURITIES) (3.4%)
       4.00%, due 1/1/20                                     48,759       46,430
       4.00%, due 2/1/20                                    901,913      856,909
       4.50%, due 7/1/18                                    332,186      323,186
       4.50%, due 8/1/20                                    379,285      368,946
       4.50%, due 8/1/33                                    409,695      385,500
       4.50%, due 8/1/35                                    488,472      457,798
       5.00%, due 12/1/18                                   365,170      361,386
       5.00%, due 10/1/20                                   493,647      487,745
       5.00%, due 2/1/21                        TBA (d)   1,000,000      987,500
       5.00%, due 7/1/35                                    493,737      476,881
       5.00%, due 8/1/35                                  2,256,210    2,179,183
       5.00%, due 10/1/35                                   984,320      950,715
       5.50%, due 12/1/17                                   331,519      333,576
       5.50%, due 1/1/18                                    260,089      261,702
       5.50%, due 6/1/35                                    942,871      933,674
       5.50%, due 8/1/35                                  1,458,282    1,444,057
       6.00%, due 5/1/16                                    388,589      396,043
       6.00%, due 2/1/36                        TBA (d)     600,000      606,000
       6.50%, due 11/1/16                                   123,536      126,758
       6.50%, due 2/1/27                                      1,530        1,575
       6.50%, due 5/1/29                                    104,758      107,702
       6.50%, due 6/1/29                                    158,423      162,877
       6.50%, due 7/1/29                                    265,565      273,030
       6.50%, due 8/1/29                                    120,296      123,676
       6.50%, due 9/1/29                                      9,959       10,239
       6.50%, due 10/1/29                                     1,147        1,179
       6.50%, due 6/1/32                                     94,607       97,103
       7.00%, due 3/1/26                                      1,229        1,279
       7.00%, due 9/1/26                                     33,470       34,819
       7.00%, due 10/1/26                                       338          351
       7.00%, due 7/1/30                                      6,166        6,400
       7.00%, due 7/1/32                                    142,128      147,519
       7.50%, due 7/1/11                                     12,609       13,180
       7.50%, due 9/1/11                                     10,066       10,520
       7.50%, due 5/1/32                                    150,306      157,612
       7.75%, due 10/1/07                                    14,440       14,740
       8.00%, due 10/1/11                                     5,529        5,787

       8.00%, due 11/1/11                                    28,134       29,698
                                                                      ----------
                                                                      13,183,275
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (1.8%)
       5.50%, due 10/1/35                                 3,065,371    3,033,551
       5.50%, due 11/1/35                                   997,899      987,540
       6.00%, due 11/1/35                                   100,009      101,027
       6.00%, due 1/1/36                                  2,000,000    2,020,355
       6.50%, due 3/1/35                                    283,705      290,892
                                                                      ----------
                                                                       6,433,365
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH
       SECURITIES) (3.3%)
       4.50%, due 1/1/20                                    916,540      892,104
       4.50%, due 7/1/20                                  1,896,216    1,841,431
       5.00%, due 10/1/17                                   297,907      294,988
       5.00%, due 1/1/18                                    879,700      871,080
       5.00%, due 3/1/18                                    296,518      293,443
       5.00%, due 1/1/19                                    442,243      437,213
       5.00%, due 10/1/20                                   484,310      478,510
       5.00%, due 6/1/35                                  2,926,680    2,828,581
       5.00%, due 8/1/35                                    979,546      946,713
       5.50%, due 9/1/18                                    355,118      357,471
       5.50%, due 10/1/34                                   954,611      945,271
       5.50%, due 8/1/35                                    994,444      984,121
       6.00%, due 4/1/19                                     14,184       14,471
       6.00%, due 12/1/31                                    11,997       12,139
       6.00%, due 1/1/32                                     11,412       11,544
       6.00%, due 4/1/32                                      7,676        7,764
       6.00%, due 10/1/32                                     7,923        8,014
       6.00%, due 2/1/33                                      9,762        9,874
       6.00%, due 4/1/33                                      8,984        9,088
       6.50%, due 8/1/32                                    139,780      143,572
       7.00%, due 5/1/26                                     21,922       22,846
       7.00%, due 6/1/26                                      3,802        3,962
       7.00%, due 7/1/30                                     59,705       62,076
       7.50%, due 7/1/11                                      1,699        1,746
       7.50%, due 8/1/11                                      4,779        4,887
       7.50%, due 10/1/11                                     7,593        7,928
       7.50%, due 10/1/15                                   139,191      146,087
       8.00%, due 7/1/09                                      3,638        3,791
       8.00%, due 4/1/10                                     10,900       11,443
       8.00%, due 10/1/10                                     6,636        6,966
       8.00%, due 8/1/11                                      2,760        2,916
       8.00%, due 10/1/11                                    31,556       33,339
       8.00%, due 11/1/11                                     4,009        4,235
       8.50%, due 8/1/26                                      4,200        4,558
       8.50%, due 10/1/26                                       575          624
       9.00%, due 6/1/26                                      3,516        3,861
       9.00%, due 7/1/26                                      6,095        6,679
       9.00%, due 8/1/26                                      3,691        3,978
       9.00%, due 9/1/26                                        273          280
                                                                      ----------
                                                                      11,719,594
                                                                      ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH
       SECURITIES) (0.8%)
       5.00%, due 8/15/33                                    23,067       22,745
       5.00%, due 2/1/36                        TBA (d)     300,000      295,313
       5.50%, due 9/15/35                                   974,948      979,575
       6.00%, due 1/15/33                                   253,608      260,288
       6.00%, due 11/15/33                                  256,268      263,014
       6.50%, due 4/15/29                                       451          473
       6.50%, due 5/15/29                                     1,364        1,429

       6.50%, due 8/15/29                                        99          104
       6.50%, due 10/15/31                                  290,968      304,622
       7.00%, due 7/15/11                                     5,983        6,151
       7.00%, due 10/15/11                                   87,160       89,992
       7.00%, due 9/15/23                                     9,148        9,635
       7.00%, due 7/15/25                                    21,891       23,051
       7.00%, due 12/15/25                                   16,832       17,724
       7.00%, due 5/15/26                                    11,453       12,060
       7.00%, due 11/15/27                                   32,744       34,451
       7.00%, due 12/15/27                                  159,931      168,269
       7.00%, due 6/15/28                                     9,388        9,870
       7.50%, due 3/15/26                                    12,186       12,863
       7.50%, due 6/15/26                                       742          783
       7.50%, due 10/15/30                                   63,969       67,373
       8.00%, due 8/15/26                                     4,670        5,009
       8.00%, due 9/15/26                                     1,279        1,372
       8.00%, due 10/15/26                                   32,068       34,398
       8.50%, due 11/15/26                                   27,337       29,570
       9.00%, due 11/15/26                                    6,143        6,716
                                                                      ----------
                                                                       2,656,850
                                                                      ----------
    UNITED STATES TREASURY BONDS (1.0%)
       5.25%, due 2/15/29                          (e)    1,400,000    1,500,843
       5.375%, due 2/15/31                         (e)       65,000       71,556
       6.25%, due 8/15/23                          (e)    1,800,000    2,118,938
                                                                      ----------
                                                                       3,691,337
                                                                      ----------
    UNITED STATES TREASURY NOTES (4.9%)
       3.375%, due 2/15/08                         (e)      600,000      586,735
       3.75%, due 3/31/07                          (e)    1,000,000      990,547
       4.00%, due 6/15/09                          (e)    2,000,000    1,969,062
       4.00%, due 3/15/10                          (e)    2,075,000    2,035,363
       4.00%, due 2/15/14                          (e)    1,250,000    1,204,101
 &     4.25%, due 11/30/07                         (e)    3,400,000    3,383,265
       4.25%, due 1/15/11                          (e)(f) 1,885,000    1,867,181
       4.375%, due 11/15/08                        (e)    2,000,000    1,994,062
       4.50%, due 11/15/15                         (e)(f) 2,680,000    2,673,823
                                                                      ----------
                                                                      16,704,139
                                                                      ----------
    Total U.S. Government & Federal Agencies
       (Cost $64,324,922)                                             64,105,607
                                                                      ----------
    LOAN ASSIGNMENTS & PARTICIPATIONS (2.4%)       (g)
    BROADCASTING & CABLE TV (0.1%)
    Charter Communications Operating LLC
       Term Loan B
       7.92%, due 4/7/11                                    500,000      503,299
                                                                         -------
    COMMODITY CHEMICALS (0.1%)
    Huntsman International LLC
       Term B Dollar Facility
       6.23%, due 8/16/12                                   500,000      502,422
                                                                         -------
    DEPARTMENT STORES (0.2%)
    Neiman Marcus Group, Inc. (The)
       Term Loan B
       6.94%, due 4/6/13                                    500,000      504,904
                                                                         -------
    DIVERSIFIED CHEMICALS (0.3%)

    Brenntag AG
       Term Loan
       6.92%, due 1/17/14                                    450,000     456,525
    Celanese AG
       Dollar Term Loan
       6.52%, due 4/6/11                                     500,000     505,250
                                                                       ---------
                                                                         961,775
                                                                       ---------
    DIVERSIFIED COMMERCIAL SERVICES (0.1%)
    Hertz Corp. (The)
       Letter of Credit
       4.50%, due 12/21/12                                    55,556      56,307
       Tranche B Term Loan
       6.65%, due 12/21/12                                   379,333     384,463
                                                                       ---------
                                                                         440,770
                                                                       ---------
    DRUG RETAIL (0.2%)
    Jean Coutu Group, Inc. (The)
       Term Loan B
       6.94%, due 7/30/11                                    500,000     505,834
                                                                       ---------
    ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
    Invensys International Holdings, Ltd.
       Term Loan B1
       7.79%, due 9/4/09                                     500,000     505,000
                                                                       ---------
    HEALTH CARE SERVICES (0.1%)
    Alliance Imaging, Inc.
       Tranche C1 Term Loan
       7.13%, due 12/29/11                                   500,000     499,750
                                                                       ---------
    HOUSEWARES & SPECIALTIES (0.2%)
    Jarden Corp.
       Term Loan
       6.52%, due 1/24/12                                    500,000     503,482
                                                                       ---------
    INDUSTRIAL MACHINERY (0.1%)
    Babcock & Wilcox Co. (The)
       Term Loan
       (zero coupon), due 2/1/12                             500,000     500,000
                                                                       ---------
    OFFICE SERVICES AND SUPPLIES (0.3%)
    Fidelity National Information Solutions, Inc.
       Term Loan A
       5.93%, due 3/9/11                                 (c) 500,000     500,893
    Sungard Data Systems, Inc.
       Term Loan
       6.81%, due 2/11/13                                    500,000     504,792
                                                                       ---------
                                                                       1,005,685
                                                                       ---------
    PHARMACEUTICALS (0.1%)
    Warner Chilcott Corp.
       Tranche B Term Loan
       7.14%, due 1/18/12                                    272,955     273,851
       Tranche C Term Loan
       7.27%, due 1/18/12                                    109,988     110,348
       Tranche D Term Loan
       7.27%, due 1/18/12                                     50,811      50,978
       Dovonex Delayed

       7.36%, due 1/12/12                                  55,205         55,177
                                                                     -----------
                                                                         490,354
                                                                     -----------
    REAL ESTATE INVESTMENT TRUSTS (0.1%)
    Macerich Partnership L.P.
       Term Loan
       5.93%, due 4/26/10                                 500,000        502,292
                                                                     -----------
    TOBACCO (0.1%)
    Commonwealth Brands, Inc.
       New Term Loan
       7.00%, due 12/22/12                                494,583        499,776
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    PanAmSat Corp.
       Term Loan B1
       6.49%, due 8/22/11                                 500,000        505,542
                                                                     -----------
    Total Loan Assignments & Participations
       (Cost $8,454,889)                                               8,430,885
                                                                     -----------
    YANKEE BONDS (0.1%)                             (h)
    DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)    @
    TELUS Corp.
       8.00%, due 6/1/11                                   50,000         55,861
                                                                     -----------
    INDUSTRIAL CONGLOMERATES (0.0%)                  @
    Tyco International Group S.A.
       6.375%, due 10/15/11                                50,000         52,339
                                                                     -----------
    METALS & MINING (0.0%)                           @
    Teck Cominco, Ltd.
       5.375%, due 10/1/15                                 25,000         24,511
                                                                     -----------
    MINING (0.0%)                                    @
    Falconbridge, Ltd.
       8.375%, due 2/15/11                                 25,000         27,880
                                                                     -----------
    OIL & GAS (0.1%)
    EnCana Corp.
       6.30%, due 11/1/11                                 100,000        105,911
                                                                     -----------
    ROAD & RAIL (0.0%)                               @
    Canadian National Railway Co.
       7.625%, due 5/15/23                                 50,000         61,076
                                                                     -----------
    Total Yankee Bonds
       (Cost $332,811)                                                   327,578
                                                                     -----------
    Total Long-Term Bonds
       (Cost $117,762,767)                                           117,007,109
                                                                     -----------

                                                         SHARES
                                                         ------
    COMMON STOCKS (61.9%)
    AEROSPACE & DEFENSE (1.5%)

    AAR Corp.                                           (i)      582      13,869
    Applied Signal Technology, Inc.                              195       4,518
    Armor Holdings, Inc.                                (i)      493      23,501
    Boeing Co. (The)                                          31,828   2,174,171
    Cubic Corp.                                                  355       7,913
    Curtiss-Wright Corp.                                         353      20,947
    DRS Technologies, Inc.                                       439      21,814
    EDO Corp.                                                    297       8,206
    Engineered Support Systems, Inc.                             661      28,436
    Esterline Technologies Corp.                        (i)      383      15,845
    GenCorp, Inc.                                       (i)      918      18,388
    Goodrich Corp.                                             4,102     161,496
    Honeywell International, Inc.                              7,107     273,051
    Kaman Corp. Class A                                          413       8,702
    Lockheed Martin Corp.                                     16,215   1,096,945
    Mercury Computer Systems, Inc.                      (i)      338       6,544
    Moog, Inc. Class A                                  (i)      530      17,760
    Northrop Grumman Corp.                                     3,359     208,695
    Precision Castparts Corp.                                  8,684     433,766
    Raytheon Co.                                               7,737     316,985
    Rockwell Collins, Inc.                                     5,823     273,215
    Teledyne Technologies, Inc.                         (i)      540      17,647
    Triumph Group, Inc.                                 (i)      290      12,255
                                                                       ---------
                                                                       5,164,669
                                                                       ---------
    AIR FREIGHT & LOGISTICS (0.4%)
    C.H. Robinson Worldwide, Inc.                              4,316     174,625
    CNF, Inc.                                                  5,476     280,645
    EGL, Inc.                                           (i)      534      21,846
    Expeditors International Washington, Inc.                     51       3,751
    FedEx Corp.                                                5,224     528,408
    Forward Air Corp.                                            537      20,943
    HUB Group, Inc. Class A                             (i)      331      14,018
    Ryder System, Inc.                                         2,703     120,824
    United Parcel Service, Inc. Class B                        2,968     222,333
                                                                       ---------
                                                                       1,387,393
                                                                       ---------
    AIRLINES (0.0%)                                      @
    AirTran Holdings, Inc.                              (i)    2,188      37,065
    Frontier Airlines, Inc.                             (f)(i)   607       4,079
    Mesa Air Group, Inc.                                (i)      576       6,710
    SkyWest, Inc.                                                970      28,305
    Southwest Airlines Co.                                     6,243     102,760
                                                                       ---------
                                                                         178,919
                                                                       ---------
    AUTO COMPONENTS (0.1%)
    ArvinMeritor, Inc.                                           599      10,453
    Bandag, Inc.                                                 306      13,654
    BorgWarner, Inc.                                           1,271      70,070
    Dana Corp.                                                 1,258       6,126
    Drew Industries, Inc.                               (i)      247       9,300
    Goodyear Tire & Rubber Co. (The)                    (f)(i) 8,999     140,744
    Lear Corp.                                                 3,831      97,116
    Midas, Inc.                                         (i)      270       5,157
    Modine Manufacturing Co.                                   1,192      32,303
    Standard Motor Products, Inc.                                303       3,191
    Superior Industries International Inc.                       400       9,280
    Visteon Corp.                                       (i)    3,141      16,490
                                                                       ---------
                                                                         413,884
                                                                       ---------

    AUTOMOBILES (0.6%)
    Coachmen Industries, Inc.                                   271        3,425
    Ford Motor Co.                                           95,014      815,220
    General Motors Corp.                                     50,170    1,207,090
    Monaco Coach Corp.                                          531        7,190
    Winnebago Industries, Inc.                                  510       15,968
                                                                      ----------
                                                                       2,048,893
                                                                      ----------
    BEVERAGES (0.4%)
    Coca-Cola Co. (The)                                      16,050      664,149
    Coca-Cola Enterprises, Inc.                               5,187      102,391
    Constellation Brands, Inc. Class A                 (i)    1,631       43,531
    Pepsi Bottling Group, Inc. (The)                          7,344      212,976
    PepsiCo, Inc.                                             7,347      420,101
                                                                      ----------
                                                                       1,443,148
                                                                      ----------
    BIOTECHNOLOGY (0.6%)
    Amgen, Inc.                                        (i)   16,255    1,184,827
    ArQule, Inc.                                       (i)      563        3,029
    Cephalon, Inc.                                     (i)    1,305       92,511
    Chiron Corp.                                       (i)      317       14,455
    Enzo Biochem, Inc.                                 (f)(i)   459        5,985
    Invitrogen Corp.                                   (i)    1,867      128,599
    PDL BioPharma, Inc.                                (i)       49        1,428
    Regeneron Pharmaceuticals, Inc.                    (i)      735       11,194
    Savient Pharmaceuticals, Inc.                      (i)    1,087        4,859
    Techne Corp.                                       (i)    4,169      237,008
    Vertex Pharmaceuticals, Inc.                       (i)    7,770      277,544
                                                                      ----------
                                                                       1,961,439
                                                                      ----------
    BUILDING PRODUCTS (0.4%)
    Apogee Enterprises, Inc.                                    502        9,267
    ElkCorp.                                                    319       11,219
    Griffon Corp.                                      (i)      488       11,517
    Lennox International, Inc.                                  933       29,809
    Masco Corp.                                              22,197      658,141
    NCI Building Systems, Inc.                         (i)      347       17,593
    Simpson Manufacturing Co., Inc.                             613       23,717
    Universal Forest Products, Inc.                             288       16,494
    USG Corp.                                          (i)    7,044      670,589
                                                                      ----------
                                                                       1,448,346
                                                                      ----------
    CAPITAL MARKETS (3.4%)
    A.G. Edwards, Inc.                                        6,047      287,656
    Allied Capital Corp.                                     42,457    1,210,449
 &  American Capital Strategies, Ltd.                        95,572    3,397,585
    Ameriprise Financial, Inc.                                7,651      311,311
    Amvescap PLC, Sponsored ADR                        (j)   12,294      226,824
    Bank of New York Co., Inc. (The)                          6,903      219,584
    Charles Schwab Corp. (The)                               42,970      635,526
    E*TRADE Financial Corp.                            (i)   11,512      273,870
    Federated Investors, Inc. Class B                         2,216       85,560
    Franklin Resources, Inc.                                  3,883      382,475
    Goldman Sachs Group, Inc. (The)                           2,291      323,604
    Investment Technology Group, Inc.                  (i)      499       22,445
    Investors Financial Services Corp.                        3,783      177,574
    Janus Capital Group, Inc.                                 9,601      200,565
    Jefferies Group, Inc.                                     1,679       91,455
    LaBranche & Co., Inc.                              (f)(i) 1,043       11,942
    Legg Mason, Inc.                                          2,034      263,810

    Lehman Brothers Holdings, Inc.                            4,741      665,873
    Merrill Lynch & Co., Inc.                                11,794      885,376
    Morgan Stanley                                           20,286    1,246,575
    Northern Trust Corp.                                      1,670       87,191
    Raymond James Financial, Inc.                             2,420      102,995
    SEI Investments Co.                                       1,670       68,887
    State Street Corp.                                        5,643      341,176
    SWS Group, Inc.                                             310        7,201
    T. Rowe Price Group, Inc.                                 1,161       88,735
    TD Ameritrade Holding Corp.                              19,285      390,328
    Waddell & Reed Financial, Inc. Class A                    2,823       62,896
                                                                      ----------
                                                                      12,069,468
                                                                      ----------
    CHEMICALS (0.7%)
    Airgas, Inc.                                              1,733       67,206
    Arch Chemicals, Inc.                                        410       12,710
    Cambrex Corp.                                               470       10,392
    Chemtura Corp.                                            1,994       25,065
    E.I. du Pont de Nemours & Co.                            13,662      534,867
    Eastman Chemical Co.                                      1,258       60,648
    FMC Corp.                                          (i)    2,742      154,704
    Georgia Gulf Corp.                                          556       19,015
    H.B. Fuller Co.                                             476       17,988
    Headwaters, Inc.                                   (i)      673       23,218
    Lubrizol Corp.                                            3,292      150,576
    Lyondell Chemical Co.                              (f)   20,671      496,311
    MacDermid, Inc.                                             464       13,990
    Material Sciences Corp.                            (i)      253        3,517
    Minerals Technologies, Inc.                                 527       29,443
    Monsanto Co.                                              2,774      234,708
    Olin Corp.                                                2,435       49,917
    OM Group, Inc.                                     (i)      477       10,260
    Omnova Solutions, Inc.                             (i)      714        4,812
    Penford Corp.                                               153        2,388
    PolyOne Corp.                                      (i)    1,525       10,919
    Quaker Chemical Corp.                                       169        3,365
    Rohm & Haas Co.                                           1,303       66,323
    Schulman (A.), Inc.                                         539       13,286
    Scotts Miracle-Gro Co. (The) Class A                      3,092      153,054
    Sigma-Aldrich Corp.                                       3,236      209,952
    Wellman, Inc.                                               289        2,052
                                                                      ----------
                                                                       2,380,686
                                                                      ----------
    COMMERCIAL BANKS (3.2%)
 &  Bank of America Corp.                                    99,561    4,403,583
    Bank of Hawaii Corp.                                      2,970      155,064
    BB&T Corp.                                               18,673      728,994
    Boston Private Financial Holdings, Inc.                     539       16,461
    Central Pacific Financial Corp.                             510       18,768
    Chittenden Corp.                                            777       22,043
    City National Corp.                                         369       27,664
    Comerica, Inc.                                            8,471      469,886
    Community Bank System, Inc.                                 514       11,956
    Compass Bancshares, Inc.                                  3,080      150,058
    Cullen/Frost Bankers, Inc.                                1,554       83,512
    East-West Bancorp, Inc.                                     938       34,622
    First Bancorp Puerto Rico                                 1,260       16,103
    First Horizon National Corp.                              1,066       40,369
    First Midwest Bancorp, Inc.                                 729       25,449
    First Republic Bank                                         399       15,146

    FirstMerit Corp.                                          1,882       47,520
    Glacier Bancorp, Inc.                                       200        6,356
    Gold Banc Corp., Inc.                                       672       12,204
    Greater Bay Bancorp                                       2,473       64,150
    Hudson United Bancorp                                       734       30,571
    Huntington Bancshares, Inc.                              19,950      462,840
    Irwin Financial Corp.                                       297        6,362
    KeyCorp                                                  10,380      367,348
    Nara Bancorp, Inc.                                          390        6,981
    National City Corp.                                      29,898    1,021,914
    PrivateBancorp, Inc.                                        292       11,041
    Prosperity Bancshares, Inc.                                 356       10,370
    Provident Bankshares Corp.                                  549       20,165
    Regions Financial Corp.                                   3,974      131,857
    Republic Bancorp, Inc.                                    1,289       16,693
    South Financial Group, Inc. (The)                         1,197       31,218
    Sterling Bancshares, Inc.                                   807       13,517
    Sterling Financial Corp.                                    565       15,831
    SunTrust Banks, Inc.                                      3,943      281,727
    Susquehanna Bancshares, Inc.                                776       18,733
    SVB Financial Group                                (i)    1,231       60,910
    TCF Financial Corp.                                       2,967       74,145
    TD Banknorth, Inc.                                       16,561      479,938
    Trustco Bank Corp. NY                                     1,270       16,104
    U.S. Bancorp                                             14,582      436,148
    UCBH Holdings, Inc.                                       1,532       26,580
    Umpqua Holdings Corp.                                       745       20,994
    United Bankshares, Inc.                                     638       23,778
    Unizan Financial Corp.                                    3,636       97,408
    Wachovia Corp.                                            2,495      136,801
    Wells Fargo & Co.                                        16,754    1,044,779
    Whitney Holding Corp.                                     1,032       33,953
    Wilmington Trust Corp.                                    2,643      109,684
    Wintrust Financial Corp.                                    397       21,319
    Zions Bancorporation                                      1,118       88,400
                                                                      ----------
                                                                      11,468,017
                                                                      ----------
    COMMERCIAL SERVICES & SUPPLIES (1.4%)
    ABM Industries, Inc.                                        647       12,364
    Alliance Data Systems Corp.                        (i)    1,743       73,642
    Allied Waste Industries, Inc.                      (i)    5,837       53,058
    Angelica Corp.                                              158        2,725
    Apollo Group, Inc. Class A                         (i)      534       29,728
    Arbitron, Inc.                                              509       20,207
    Bowne & Co., Inc.                                           616        9,277
    Brady Corp. Class A                                         827       32,890
    Brink's Co. (The)                                         3,274      174,177
    Career Education Corp.                             (i)    8,771      284,970
    CDI Corp.                                                   262        7,145
    Cendant Corp.                                            44,640      747,274
    Central Parking Corp.                                       345        5,089
    Chemed Corp.                                                408       21,689
    Coinstar, Inc.                                     (i)      393        9,786
    Consolidated Graphics, Inc.                        (i)      199       10,221
    Copart, Inc.                                       (i)    1,747       44,007
    Corinthian Colleges, Inc.                          (i)    2,047       25,956
    Corporate Executive Board Co. (The)                       2,515      211,612
    CPI Corp.                                                   145        2,885
    Dun & Bradstreet Corp. (The)                       (i)    4,296      310,515
    Equifax, Inc.                                             6,654      254,981

    G&K Services, Inc. Class A                                  347       13,790
    H&R Block, Inc.                                           8,286      202,676
    Harris Corp.                                              4,625      214,739
    Healthcare Services Group, Inc.                             465        9,100
    Heidrick & Struggles International, Inc.          (i)       334       11,209
    Herman Miller, Inc.                                       2,777       84,143
    HNI Corp.                                                 2,821      162,772
    John H. Harland Co.                                         473       17,657
    Korn/Ferry International                          (i)     1,031       20,373
    Mobile Mini, Inc.                                 (i)       261       12,977
    Monster Worldwide, Inc.                           (i)     1,089       46,457
    NCO Group, Inc.                                   (i)       530        9,026
    On Assignment, Inc.                               (i)       450        5,593
    Portfolio Recovery Associates, Inc.               (i)       262       12,903
    Pre-Paid Legal Services, Inc.                               171        6,530
    Republic Services, Inc.                                   8,106      306,812
    Robert Half International, Inc.                           2,961      108,165
    School Specialty, Inc.                            (i)       377       14,156
    Sotheby's Holdings, Inc. Class A                  (i)       383        7,618
    SOURCECORP, Inc.                                  (i)       295        7,764
    Spherion Corp.                                    (i)     1,089       12,197
    Standard Register Co. (The)                                 213        3,866
    Stericycle, Inc.                                  (i)     1,526       91,209
    Tetra Tech, Inc.                                  (i)       912       15,276
    United Rentals, Inc.                              (f)(i)  4,792      140,454
    United Stationers, Inc.                           (i)       559       27,967
    Vertrue, Inc.                                     (i)       176        7,614
    Viad Corp.                                                  377       10,733
    Volt Information Sciences, Inc.                   (i)       198        4,847
    Waste Connections, Inc.                           (i)       768       26,834
    Waste Management, Inc.                                   27,399      865,260
    Watson Wyatt Worldwide, Inc.                                701       21,338
                                                                      ----------
                                                                       4,846,253
                                                                      ----------
    COMMUNICATIONS EQUIPMENT (1.5%)
    Adaptec, Inc.                                     (i)     1,826        9,933
    ADC Telecommunications, Inc.                      (i)       961       24,371
    ADTRAN, Inc.                                              6,746      197,860
    Audiovox Corp. Class A                            (i)       319        4,772
    Bel Fuse, Inc. Class B                                      201        7,485
    Belden CDT, Inc.                                            780       21,138
    Black Box Corp.                                             301       15,240
    C-COR, Inc.                                       (i)       665        4,249
    Cisco Systems, Inc.                               (i)   131,671    2,445,130
    CommScope, Inc.                                   (i)     3,006       66,463
    Comtech Telecommunications Corp.                  (i)       325       10,358
    Corning, Inc.                                     (i)    19,404      472,487
    Digi International, Inc.                          (i)       361        4,090
    Ditech Communications Corp.                       (i)       541        4,929
    Dycom Industries, Inc.                            (i)     1,630       40,196
    Harmonic, Inc.                                    (i)     1,242        6,856
    Inter-Tel, Inc.                                             350        7,588
    Motorola, Inc.                                           70,379    1,598,307
    NETGEAR, Inc.                                     (i)       548        9,930
    Network Equipment Technologies, Inc.              (i)       411        1,722
    PC-Tel, Inc.                                      (i)       363        3,459
    Powerwave Technologies, Inc.                      (f)(i) 12,342      180,317
    QUALCOMM, Inc.                                            5,061      242,726
    Scientific-Atlanta, Inc.                                    517       22,107
    Symmetricom, Inc.                                 (i)       770        7,615

    Tollgrade Communications, Inc.                    (i)       243        2,833
    ViaSat, Inc.                                      (i)       376        9,475
                                                                      ----------
                                                                       5,421,636
                                                                      ----------
    COMPUTERS & PERIPHERALS (2.0%)
    Avid Technology, Inc.                             (i)       659       32,733
    Dell, Inc.                                        (i)    38,106    1,116,887
    Diebold, Inc.                                             1,832       71,650
    Hewlett-Packard Co.                                      81,206    2,532,003
    Hutchinson Technology, Inc.                       (i)       434       12,013
    Imation Corp.                                             4,405      199,679
    International Business Machines Corp.                    33,916    2,757,371
    Lexmark International, Inc. Class A               (i)     2,051       99,617
    NCR Corp.                                         (i)     1,604       59,589
    Novatel Wireless, Inc.                            (i)       200        2,182
    QLogic Corp.                                      (i)       690       27,372
    SBS Technologies, Inc.                            (i)       261        2,978
    Sun Microsystems, Inc.                            (i)    55,173      248,278
    Synaptics, Inc.                                   (i)       400       11,008
    Western Digital Corp.                             (i)     2,801       61,230
                                                                      ----------
                                                                       7,234,590
                                                                      ----------
    CONSTRUCTION & ENGINEERING (0.1%)
    EMCOR Group, Inc.                                 (i)       274       22,473
    Fluor Corp.                                                 762       67,018
    Granite Construction, Inc.                                2,537      102,698
    Insituform Technologies, Inc. Class A             (i)       483       12,273
    Quanta Services, Inc.                             (i)    13,146      182,072
    Shaw Group, Inc. (The)                            (i)     1,272       45,309
    URS Corp.                                         (i)       684       29,262
                                                                      ----------
                                                                         461,105
                                                                      ----------
    CONSTRUCTION MATERIALS (0.3%)
    AMCOL International Corp.                                   369        9,956
    Florida Rock Industries, Inc.                               791       42,761
    Martin Marietta Materials, Inc.                           5,722      485,111
    Texas Industries, Inc.                                      356       19,156
    Vulcan Materials Co.                                      5,236      376,364
                                                                      ----------
                                                                         933,348
                                                                      ----------
    CONSUMER FINANCE (1.0%)
    American Express Co.                                     42,396    2,223,670
    AmeriCredit Corp.                                 (i)    17,428      501,229
    Capital One Financial Corp.                               4,998      416,333
    Cash America International, Inc.                            472       12,503
    Rewards Network, Inc.                             (i)       415        2,863
    SLM Corp.                                                 4,062      227,310
    World Acceptance Corp.                            (i)       300        8,508
                                                                      ----------
                                                                       3,392,416
                                                                      ----------
    CONTAINERS & PACKAGING (0.1%)
    AptarGroup, Inc.                                            570       32,171
    Caraustar Industries, Inc.                        (i)       510        5,549
    Chesapeake Corp.                                            328        5,084
    Longview Fibre Co.                                        2,362       44,996
    Myers Industries, Inc.                                      605        9,075
    Pactiv Corp.                                      (i)     6,203      137,955
    Rock-Tenn Co. Class A                                       523        7,312
                                                                      ----------
                                                                         242,142
                                                                      ----------

    DISTRIBUTORS (0.1%)
    Adesa, Inc.                                               2,705       69,248
    Genuine Parts Co.                                         2,622      111,514
                                                                      ----------
                                                                         180,762
                                                                      ----------
    DIVERSIFIED CONSUMER SERVICES (0.0%)               @
    Education Management Corp.                        (i)     2,847       87,175
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (1.4%)
    CIT Group, Inc.                                          10,607      565,777
    Citigroup, Inc.                                          60,040    2,796,663
    Financial Federal Corp.                                     291       13,022
    GATX Corp.                                                4,521      179,529
    JPMorgan Chase & Co.                                     25,702    1,021,654
    Moody's Corp.                                             4,408      279,115
    Piper Jaffray Cos., Inc.                          (i)       324       14,525
                                                                      ----------
                                                                       4,870,285
                                                                      ----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
 &  AT&T, Inc.                                              113,787    2,952,773
    CenturyTel, Inc.                                          6,735      224,275
    Cincinnati Bell, Inc.                             (i)    30,249      105,871
    Citizens Communications Co.                             118,901    1,458,915
    Commonwealth Telephone Enterprises, Inc.                    337       11,246
    General Communication, Inc. Class A               (i)       785        8,517
    Qwest Communications International, Inc.          (i)    53,213      320,342
    Verizon Communications, Inc.                             69,412    2,197,584
                                                                      ----------
                                                                       7,279,523
                                                                      ----------
    ELECTRIC UTILITIES (3.2%)
    Allegheny Energy, Inc.                            (i)     6,717      233,684
    American Electric Power Co., Inc.                        20,002      746,475
    Central Vermont Public Service Corp.                        213        4,122
    CH Energy Group, Inc.                                       262       12,288
    Cinergy Corp.                                            31,571    1,371,760
    Cleco Corp.                                                 784       17,193
    CMS Energy Corp.                                  (i)     5,183       74,998
    DPL, Inc.                                                 5,358      137,379
    Edison International                                     16,747      733,854
    El Paso Electric Co.                              (i)       801       16,404
    Entergy Corp.                                             9,255      643,315
    FirstEnergy Corp.                                         9,776      489,778
    FPL Group, Inc.                                          11,688      488,442
    Great Plains Energy, Inc.                                27,907      796,187
    Green Mountain Power Corp.                                  119        3,582
    Northeast Utilities                                       2,912       57,891
    Pepco Holdings, Inc.                                      9,019      207,527
    Pinnacle West Capital Corp.                              11,597      494,148
    Public Service Enterprise Group, Inc.                    32,955    2,294,327
    Puget Energy, Inc.                                        3,092       65,210
    SCANA Corp.                                              12,082      485,334
    Southern Co. (The)                                       14,071      489,671
    TXU Corp.                                                23,904    1,210,499
    UIL Holdings Corp.                                          242       11,698
    UniSource Energy Corp.                                      570       17,630
    Wisconsin Energy Corp.                                    6,608      274,298
                                                                      ----------
                                                                      11,377,694
                                                                      ----------
    ELECTRICAL EQUIPMENT (0.2%)

    A.O. Smith Corp.                                             338      14,564
    Acuity Brands, Inc.                                          709      26,864
    AMETEK, Inc.                                               1,819      74,834
    Baldor Electric Co.                                          474      14,163
    C&D Technologies, Inc.                                       467       3,876
    Emerson Electric Co.                                       3,710     287,339
    Intermagnetics General Corp.                        (i)      454      18,314
    MagneTek, Inc.                                      (i)      421       1,705
    Regal-Beloit Corp.                                           466      17,191
    Roper Industries, Inc.                                     1,398      56,409
    Vicor Corp.                                                  323       5,475
    Woodward Governor Co.                                        182      17,026
                                                                       ---------
                                                                         537,760
                                                                       ---------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    Aeroflex, Inc.                                      (i)    1,205      14,568
    Agilent Technologies, Inc.                          (i)   14,222     482,268
    Agilysys, Inc.                                               484      10,261
    Amphenol Corp. Class A                                     3,799     193,103
    Anixter International, Inc.                                  540      24,997
    Arrow Electronics, Inc.                             (i)   13,349     458,672
    Artesyn Technologies, Inc.                          (i)      707       7,127
    Avnet, Inc.                                         (i)   12,603     308,143
    Bell Microproducts, Inc.                            (i)      474       3,015
    Benchmark Electronics, Inc.                         (i)      681      24,877
    CDW Corp.                                                    559      31,304
    Checkpoint Systems, Inc.                            (i)      599      16,155
    Cognex Corp.                                                 735      21,447
    Coherent, Inc.                                      (i)      505      15,635
    CTS Corp.                                                    632       7,780
    Daktronics, Inc.                                             300       9,117
    Electro Scientific Industries, Inc.                 (i)      509      12,964
    FLIR Systems, Inc.                                  (f)(i) 1,124      26,639
    Global Imaging Systems, Inc.                        (i)      392      13,861
    Itron, Inc.                                         (i)      374      17,903
    Keithley Instruments, Inc.                                   271       4,146
    Littelfuse, Inc.                                    (i)      371      10,963
    Methode Electronics, Inc.                                    651       8,007
    MTS Systems Corp.                                            321      11,765
    National Instruments Corp.                                 6,357     210,353
    Park Electrochemical Corp.                                   361      10,209
    Paxar Corp.                                         (i)      660      13,345
    PerkinElmer, Inc.                                          2,104      47,845
    Photon Dynamics, Inc.                               (i)      295       6,463
    Planar Systems, Inc.                                (i)      261       3,607
    Plexus Corp.                                        (i)    3,375      95,546
    RadiSys Corp.                                       (i)      326       5,861
    Rogers Corp.                                        (i)      295      13,897
    Sanmina-SCI Corp.                                   (i)   13,415      56,477
    ScanSource, Inc.                                    (i)      222      13,056
    Solectron Corp.                                     (i)   50,189     191,722
    Tech Data Corp.                                     (i)    2,776     114,454
    Technitrol, Inc.                                             679      13,824
    Thermo Electron Corp.                               (i)    2,679      90,122
    Trimble Navigation, Ltd.                            (i)      900      36,018
    Varian, Inc.                                        (i)    2,971     113,997
    X-Rite, Inc.                                                 367       4,364
                                                                       ---------
                                                                       2,775,877
                                                                       ---------
    ENERGY EQUIPMENT & SERVICES (0.1%)

    BJ Services Co.                                            4,502     182,286
    Briggs & Stratton Corp.                                      852      29,641
    CARBO Ceramics, Inc.                                         312      21,019
    Hanover Compressor Co.                              (i)    1,680      27,821
    Input/Output, Inc.                                  (f)(i) 1,231       9,688
    Lufkin Industries, Inc.                                      100       6,740
    Maverick Tube Corp.                                 (i)      716      34,261
    Offshore Logistics, Inc.                            (i)      380      13,642
    SEACOR Holdings, Inc.                               (i)      346      25,701
    Tidewater, Inc.                                            1,524      89,032
    W-H Energy Services, Inc.                           (i)      498      24,043
                                                                       ---------
                                                                         463,874
                                                                       ---------
    FOOD & STAPLES RETAILING (0.8%)
    Albertson's, Inc.                                         16,903     425,110
    Casey's General Stores, Inc.                                 842      21,429
    Kroger Co. (The)                                    (i)   26,312     484,141
    Longs Drug Stores Corp.                                      448      15,676
    Nash Finch Co.                                               214       6,334
    Performance Food Group Co.                          (i)      628      17,314
    Safeway, Inc.                                             18,966     444,563
    SUPERVALU, Inc.                                            5,774     184,364
    United Natural Foods, Inc.                          (i)      656      21,208
    Wal-Mart Stores, Inc.                                     22,860   1,054,075
    Whole Foods Market, Inc.                                   3,280     242,294
                                                                       ---------
                                                                       2,916,508
                                                                       ---------
    FOOD PRODUCTS (0.8%)
    American Italian Pasta Co. Class A                           327       1,194
    Archer-Daniels-Midland Co.                                26,403     831,694
    ConAgra Foods, Inc.                                        6,390     132,465
    Corn Products International, Inc.                          1,233      33,624
    Dean Foods Co.                                      (i)   13,100     496,883
    Delta & Pine Land Co.                                        650      15,301
    Flowers Foods, Inc.                                          908      24,979
    General Mills, Inc.                                        8,901     432,678
    Hain Celestial Group, Inc.                          (i)      511      11,911
    J&J Snack Foods Corp.                                        226       6,843
    JM Smucker Co. (The)                                         486      21,141
    Kellogg Co.                                                3,115     133,633
    Kraft Foods, Inc. Class A                                 17,855     525,651
    Lance, Inc.                                                  532      11,523
    McCormick & Co., Inc.                                      3,459     104,496
    Peet's Coffee & Tea, Inc.                           (i)      233       7,181
    Ralcorp Holdings, Inc.                              (i)      492      19,336
    Sanderson Farms, Inc.                                        259       7,252
    Sensient Technologies Corp.                                2,977      56,444
    TreeHouse Foods, Inc.                               (i)      517      10,159
    Tyson Foods, Inc. Class A                                  6,398      91,683
                                                                       ---------
                                                                       2,976,071
                                                                       ---------
    GAS UTILITIES (0.1%)
    Atmos Energy Corp.                                         1,311      34,453
    Cascade Natural Gas Corp.                                    199       4,008
    Laclede Group, Inc. (The)                                    349      11,384
    New Jersey Resources Corp.                                   459      20,862
    Nicor, Inc.                                                2,233      91,330
    Northwest Natural Gas Co.                                    470      16,727
    Piedmont Natural Gas Co., Inc.                             1,268      30,749
    Southern Union Co.                                  (i)    1,593      40,144

    Southwest Gas Corp.                                          618      17,088
    UGI Corp.                                                  1,701      36,520
    WGL Holdings, Inc.                                         2,318      72,275
                                                                       ---------
                                                                         375,540
                                                                       ---------
    HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
    American Medical Systems Holdings, Inc.             (i)    1,163      26,354
    Analogic Corp.                                               245      13,597
    Applera Corp.-Applied BioSystems Group                     7,713     218,586
    ArthroCare Corp.                                    (i)      377      16,886
    Bausch & Lomb, Inc.                                        1,292      87,275
    Baxter International, Inc.                                18,237     672,033
    Beckman Coulter, Inc.                                      1,913     113,919
    Becton, Dickinson & Co.                                    3,371     218,441
    BioLase Technology, Inc.                                     406       3,086
    BioSite, Inc.                                       (i)      283      14,127
    CONMED Corp.                                        (i)      480      11,347
    Cooper Cos., Inc. (The)                                      724      40,131
    Cyberonics, Inc.                                    (i)      400      12,004
    Cytyc Corp.                                         (i)      944      28,414
    Datascope Corp.                                              206       7,231
    Diagnostic Products Corp.                                    394      20,015
    DJ Orthopedics, Inc.                                (i)      400      13,132
    Edwards Lifesciences Corp.                          (i)      512      21,985
    Greatbatch, Inc.                                    (i)      387      10,077
    Guidant Corp.                                              1,760     129,536
    Haemonetics Corp.                                   (i)      440      22,880
    Hospira, Inc.                                       (i)    6,216     278,166
    ICU Medical, Inc.                                   (i)      247       8,902
    IDEXX Laboratories, Inc.                            (i)      535      41,099
    Immucor, Inc.                                       (i)      744      22,357
    Integra LifeSciences Holdings Corp.                 (i)      307      11,973
    Invacare Corp.                                               529      18,298
    Kensey Nash Corp.                                   (i)      191       4,662
    Laserscope                                          (i)      331       8,927
    Mentor Corp.                                                 630      28,350
    Merit Medical Systems, Inc.                         (i)      439       6,194
    Osteotech, Inc.                                     (i)      306       1,655
    PolyMedica Corp.                                             405      16,087
    Possis Medical, Inc.                                (i)      325       3,185
    Resmed, Inc.                                        (i)    1,144      45,119
    Respironics, Inc.                                   (i)    1,174      42,299
    STERIS Corp.                                               7,963     215,001
    SurModics, Inc.                                     (i)      261       9,626
    Sybron Dental Specialties, Inc.                     (i)      642      27,349
    Theragenics Corp.                                   (i)      535       1,969
    Varian Medical Systems, Inc.                        (i)    8,470     509,979
    Viasys Healthcare, Inc.                             (i)      549      15,548
    Vital Signs, Inc.                                             95       4,874
                                                                       ---------
                                                                       3,022,675
                                                                       ---------
    HEALTH CARE PROVIDERS & SERVICES (2.0%)
    AMERIGROUP Corp.                                    (i)      839      18,726
    AmerisourceBergen Corp.                                   16,939     739,218
    AmSurg Corp.                                        (i)      484      10,498
    Apria Healthcare Group, Inc.                        (i)    4,068      99,137
    Cardinal Health, Inc.                                     18,315   1,319,413
    Caremark Rx, Inc.                                   (i)    5,741     283,031
    Centene Corp.                                       (i)      700      18,403
    Cerner Corp.                                        (i)    1,016      45,720

    CIGNA Corp.                                                1,139     138,502
    Community Health Systems, Inc.                      (i)    6,277     228,420
    Cross Country Healthcare, Inc.                      (i)      443       8,754
    Cryolife, Inc.                                      (i)      472       2,218
    Dendrite International, Inc.                        (i)      739      10,730
    Gentiva Health Services, Inc.                       (i)      412       7,824
    HCA, Inc.                                                 15,286     750,237
    Hooper Holmes, Inc.                                        1,184       4,144
    Humana, Inc.                                        (i)    8,571     478,005
    LifePoint Hospitals, Inc.                           (i)    1,484      45,781
    Lincare Holdings, Inc.                              (i)    8,851     374,043
    Manor Care, Inc.                                           2,062      80,624
    McKesson Corp.                                            14,526     769,878
    Odyssey HealthCare, Inc.                            (i)      656      13,369
    Owens & Minor, Inc.                                          668      20,908
    PAREXEL International Corp.                         (i)      469      11,434
    Per-Se Technologies, Inc.                           (i)      133       3,308
    Pharmaceutical Product Development, Inc.                     867      59,979
    RehabCare Group, Inc.                               (i)      294       5,639
    Renal Care Group, Inc.                              (i)    1,070      50,761
    SFBC International, Inc.                            (f)(i)   282       6,218
    Tenet Healthcare Corp.                              (i)    3,988      28,993
    Triad Hospitals, Inc.                               (i)    3,714     152,497
    United Surgical Partners International, Inc.        (i)      700      27,132
    UnitedHealth Group, Inc.                                  18,167   1,079,483
    Universal Health Services, Inc. Class B                    7,073     336,038
                                                                       ---------
                                                                       7,229,065
                                                                       ---------
    HOTELS, RESTAURANTS & LEISURE (0.8%)
    Applebees International, Inc.                              2,056      49,282
    Aztar Corp.                                         (i)      585      18,053
    Bally Total Fitness Holding Corp.                   (i)      621       4,893
    Boyd Gaming Corp.                                            558      25,222
    Brinker International, Inc.                               10,041     408,669
    CBRL Group, Inc.                                           4,256     186,838
    CEC Entertainment, Inc.                             (i)      576      20,748
    Darden Restaurants, Inc.                                   7,176     291,776
    GTECH Holdings Corp.                                      13,185     440,643
    Hilton Hotels Corp.                                        9,372     233,644
    IHOP Corp.                                                   320      15,734
    Jack in the Box, Inc.                               (i)      614      24,413
    Landry's Restaurants, Inc.                                   294       9,008
    LoneStar Steakhouse & Saloon, Inc.                           328       8,886
    Marcus Corp.                                                 362       8,713
    Marriott International, Inc. Class A                       1,487      99,094
    Multimedia Games, Inc.                              (i)      500       4,750
    O'Charley's, Inc.                                   (i)      380       6,578
    P.F. Chang's China Bistro, Inc.                     (i)      434      22,247
    Panera Bread Co. Class A                            (i)      503      34,254
    Papa John's International, Inc.                     (i)      408      14,170
    Pinnacle Entertainment, Inc.                        (i)      683      19,684
    RARE Hospitality International, Inc.                (i)      564      17,794
    Red Robin Gourmet Burgers, Inc.                     (i)      241       9,565
    Ruby Tuesday, Inc.                                         5,287     151,261
    Ryan's Restaurant Group, Inc.                       (i)      693       9,058
    Shuffle Master, Inc.                                (f)(i)   586      14,884
    Sonic Corp.                                         (i)      988      28,603
    Steak N Shake Co. (The)                             (i)      494       9,060
    Triarc Cos., Inc. Class B                                    923      15,285
    Wendy's International, Inc.                                1,943     114,540

    WMS Industries, Inc.                                (i)      383      10,031
    Yum! Brands, Inc.                                          9,863     487,923
                                                                       ---------
                                                                       2,815,303
                                                                       ---------
    HOUSEHOLD DURABLES (0.7%)
    American Greetings Corp. Class A                           8,441     172,281
    Bassett Furniture Industries, Inc.                           207       4,036
    Black & Decker Corp. (The)                                   628      54,196
    Champion Enterprises, Inc.                          (i)    1,188      16,287
    Ethan Allen Interiors, Inc.                                  573      24,358
    Fleetwood Enterprises, Inc.                         (i)      950      11,305
    Furniture Brands International, Inc.                       5,611     135,001
    Garmin, Ltd.                                               3,107     193,286
    Interface, Inc. Class A                             (i)      937       8,808
    La-Z-Boy, Inc.                                               910      14,869
    Lennar Corp. Class A                                       2,258     141,260
    Lenox Group, Inc.                                   (i)      234       3,194
    Libbey, Inc.                                                 248       2,713
    M.D.C. Holdings, Inc.                                        544      34,517
    M/I Homes, Inc.                                              209       8,331
    Maytag Corp.                                               3,082      53,072
    Meritage Homes Corp.                                (i)      390      23,595
    National Presto Industries, Inc.                              95       4,446
    Newell Rubbermaid, Inc.                                   36,282     857,706
    NVR, Inc.                                           (i)       92      73,071
    Russ Berrie & Co., Inc.                                      284       3,595
    Ryland Group, Inc.                                         1,780     128,801
    Skyline Corp.                                                153       6,252
    Standard Pacific Corp.                                     1,112      43,257
    Toll Brothers, Inc.                                 (i)    9,916     337,144
    Toro Co. (The)                                               707      31,256
    Tupperware Brands Corp.                                    2,340      51,948
    Whirlpool Corp.                                     (f)    1,157      93,347
                                                                       ---------
                                                                       2,531,932
                                                                       ---------
    HOUSEHOLD PRODUCTS (1.4%)
    Church & Dwight Co., Inc.                                    574      21,123
    Clorox Co. (The)                                           6,515     389,923
    Colgate-Palmolive Co.                                      5,132     281,695
    Energizer Holdings, Inc.                            (i)    6,664     360,589
    Kimberly-Clark Corp.                                      24,646   1,407,780
    Procter & Gamble Co. (The)                                41,860   2,479,368
    Spectrum Brands, Inc.                               (i)      623      11,781
    WD-40 Co.                                                    304       9,549
                                                                       ---------
                                                                       4,961,808
                                                                       ---------
    INDUSTRIAL CONGLOMERATES (1.5%)
    3M Co.                                                     5,203     378,518
    ALLETE, Inc.                                                 497      22,012
    Black Hills Corp.                                          1,116      39,730
 &  General Electric Co.                                     141,638   4,638,644
    Standex International Corp.                                  219       6,771
    Teleflex, Inc.                                             3,154     198,923
    Textron, Inc.                                              2,252     190,204
    Tredegar Corp.                                               467       6,972
                                                                       ---------
                                                                       5,481,774
                                                                       ---------
    INSURANCE (4.8%)
    ACE, Ltd.                                                 11,920     652,620
    AFLAC, Inc.                                               21,430   1,006,138

    Allstate Corp. (The)                                      8,991      467,982
    Ambac Financial Group, Inc.                               2,683      206,081
    American Financial Group, Inc.                            3,671      138,103
    American International Group, Inc.                       26,250    1,718,325
    AmerUs Group Co.                                          4,519      277,331
    Aon Corp.                                                16,362      559,908
    Arthur J. Gallagher & Co.                                15,674      457,054
    Brown & Brown, Inc.                                       2,880       82,742
    Chubb Corp. (The)                                         7,807      736,590
    Delphi Financial Group, Inc. Class A                        476       22,686
    Everest Re Group, Ltd.                                    4,192      405,157
    Fidelity National Financial, Inc.                        11,353      448,103
    Fidelity National Title Group, Inc. Class A                 946       23,063
    First American Corp.                                      3,904      182,785
    Hanover Insurance Group, Inc. (The)                       2,110      102,230
    Hartford Financial Services Group, Inc. (The)             3,158      259,682
    HCC Insurance Holdings, Inc.                             10,398      322,962
    Hilb, Rogal & Hobbs Co.                                     565       21,967
    Horace Mann Educators Corp.                               2,711       53,108
    Infinity Property & Casualty Corp.                          352       13,580
    LandAmerica Financial Group, Inc.                           302       19,926
    Lincoln National Corp.                                    9,078      495,023
    Loews Corp.                                               2,945      290,642
    MBIA, Inc.                                                2,280      140,357
    Mercury General Corp.                                       891       50,226
    MetLife, Inc.                                            32,407    1,625,535
    Ohio Casualty Corp.                                       1,620       48,827
    Old Republic International Corp.                          4,593       98,520
    Philadelphia Consolidated Holding Corp.             (i)     309       30,019
    Presidential Life Corp.                                     430        9,232
    Principal Financial Group, Inc.                          14,102      665,050
    ProAssurance Corp.                                  (i)     500       25,595
    Progressive Corp. (The)                                   2,222      233,399
    Protective Life Corp.                                     8,709      391,470
    Prudential Financial, Inc.                               18,574    1,399,365
    RLI Corp.                                                   334       18,253
    SAFECO Corp.                                              3,804      198,759
    SCPIE Holdings, Inc.                                (i)     237        5,624
    Selective Insurance Group, Inc.                             463       26,854
    St. Paul Travelers Cos., Inc. (The)                      34,692    1,574,323
    StanCorp Financial Group, Inc.                            1,876       93,331
    Stewart Information Services Corp.                          301       16,088
    Torchmark Corp.                                           1,801      101,036
    UICI                                                        586       21,407
    United Fire & Casualty Co.                                  282       11,568
    UnumProvident Corp.                                      15,093      306,841
    W.R. Berkley Corp.                                       11,333      559,850
    XL Capital, Ltd. Class A                                  5,970      403,930
    Zenith National Insurance Corp.                             609       33,672
                                                                      ----------
                                                                      17,052,919
                                                                      ----------
    INTERNET & CATALOG RETAIL (0.0%)                     @
    Insight Enterprises, Inc.                           (i)     844       17,648
    J. Jill Group, Inc. (The)                           (i)     350        6,752
                                                                      ----------
                                                                          24,400
                                                                      ----------
    INTERNET SOFTWARE & SERVICES (0.0%)                  @
    Digital Insight Corp.                               (i)     600       21,522
    Infospace, Inc.                                     (i)     462       10,908
    Internet Security Systems Inc.                      (i)     656       13,986

    MIVA, Inc.                                          (i)      500       2,700
    WebEx Communications, Inc.                          (i)      647      15,709
    Zix Corp.                                           (i)      297         511
                                                                       ---------
                                                                          65,336
                                                                       ---------
    IT SERVICES (1.1%)
    Acxiom Corp.                                               8,989     212,770
    Automatic Data Processing, Inc.                            6,217     273,175
    BISYS Group, Inc. (The)                             (i)    2,717      39,369
    CACI International, Inc.                            (i)      491      28,036
    Carreker Corp.                                      (i)      421       2,370
    Ceridian Corp.                                      (i)   10,057     248,207
    CIBER, Inc.                                         (i)    1,015       6,374
    Cognizant Technology Solutions Corp. Class A        (i)    1,097      57,450
    Computer Sciences Corp.                             (i)    9,465     479,876
    CSG Systems International, Inc.                     (i)    5,723     130,313
    DST Systems, Inc.                                   (i)    5,025     284,717
    eFunds Corp.                                        (i)      767      18,086
    First Data Corp.                                          36,043   1,625,539
    Fiserv, Inc.                                        (i)    1,636      71,951
    Gevity HR, Inc.                                              460      12,627
    Global Payments, Inc.                                      1,104      56,227
    Intrado, Inc.                                       (i)      270       6,869
    iPayment Holdings, Inc.                             (i)      200       8,328
    Keane, Inc.                                         (i)    2,001      21,671
    Mantech International Corp. Class A                 (i)      298       8,332
    MAXIMUS, Inc.                                                320      12,518
    MPS Group, Inc.                                     (i)    3,423      48,641
    Pegasus Solutions, Inc.                             (i)      370       3,312
    Sabre Holdings Corp. Class A                               3,307      81,022
    StarTek, Inc.                                                260       5,278
    Unisys Corp.                                        (i)    2,360      15,788
                                                                       ---------
                                                                       3,758,846
                                                                       ---------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Arctic Cat, Inc.                                             267       6,226
    Brunswick Corp.                                              809      30,410
    Eastman Kodak Co.                                          2,460      61,746
    Harley-Davidson, Inc.                                      7,518     402,439
    Hasbro, Inc.                                               4,512      95,654
    JAKKS Pacific, Inc.                                 (f)(i)   449      10,197
    K2, Inc.                                            (i)      776       9,234
    MarineMax, Inc.                                     (i)      260       8,182
    Meade Instruments Corp.                             (i)      477       1,522
    Nautilus Group, Inc.                                         519       8,486
    Polaris Industries, Inc.                                     698      38,076
    SCP Pool Corp.                                               861      34,337
    Sturm, Ruger & Co., Inc.                                     492       3,483
                                                                       ---------
                                                                         709,992
                                                                       ---------
    MACHINERY (0.7%)
    A.S.V., Inc.                                        (f)(i)   297       9,801
    Albany International Corp. Class A                           510      18,870
    Astec Industries, Inc.                              (i)      290      11,151
    Barnes Group, Inc.                                           290      10,982
    Ceradyne, Inc.                                      (i)      382      21,866
    CLARCOR, Inc.                                                864      29,445
    Cummins, Inc.                                              5,105     496,717
    Danaher Corp.                                              3,817     216,195
    Dionex Corp.                                        (i)      354      18,773

    Eaton Corp.                                                1,255      83,081
    EnPro Industries, Inc.                              (i)      343      10,523
    Federal Signal Corp.                                       1,644      29,148
    Gardner Denver, Inc.                                (i)      412      21,795
    Harsco Corp.                                               2,021     160,104
    IDEX Corp.                                                   838      38,548
    Illinois Tool Works, Inc.                                  2,475     208,618
    Ingersoll-Rand Co. Class A                                 3,615     141,961
    Joy Global, Inc.                                             482      26,047
    Kaydon Corp.                                                 470      15,717
    Lindsay Manufacturing Co.                                    205       5,117
    Lydall, Inc.                                        (i)      290       2,610
    Manitowoc Co.                                                497      33,051
    Mueller Industries, Inc.                                     575      16,692
    Navistar International Corp.                        (i)      538      14,634
    Nordson Corp.                                              2,231     101,332
    Oshkosh Truck Corp.                                        1,220      60,158
    Parker-Hannifin Corp.                                      3,081     233,447
    Reliance Steel & Aluminum Co.                                465      36,968
    Robbins & Myers, Inc.                                        263       6,202
    SPX Corp.                                                  4,042     192,844
    Stewart & Stevenson Services Inc.                            522      13,556
    Trinity Industries, Inc.                                   1,071      54,675
    Valmont Industries, Inc.                                     275      11,014
    Wabash National Corp.                                        488      10,409
    Watts Water Technologies, Inc. Class A                       426      14,348
    Wolverine Tube, Inc.                                (i)      296       1,566
                                                                       ---------
                                                                       2,377,965
                                                                       ---------
    MARINE (0.0%)                                        @
    Alexander & Baldwin, Inc.                                  2,213     116,337
    Kirby Corp.                                         (i)      409      22,957
                                                                       ---------
                                                                         139,294
                                                                       ---------
    MEDIA (1.5%)
    4Kids Entertainment, Inc.                           (i)      236       4,052
    Advo, Inc.                                                   511      16,802
    Catalina Marketing Corp.                                   3,803      84,997
    CBS Corp. Class B                                         31,400     820,482
    Clear Channel Communications, Inc.                        14,163     414,551
    Comcast Corp. Class A                               (i)    1,199      33,356
    Emmis Communications Corp. Class A                  (i)    4,441      79,005
    Entercom Communications Corp.                       (i)    1,294      39,066
    Gannett Co., Inc.                                          8,010     495,018
    Harte-Hanks, Inc.                                          1,459      41,406
    Knight-Ridder, Inc.                                          577      35,918
    McGraw-Hill Cos., Inc. (The)                               4,289     218,911
    Media General, Inc. Class A                                  739      35,361
    R.H. Donnelley Corp.                                (i)    4,457     292,462
    Readers Digest Association, Inc. (The)                     4,704      74,747
    Regal Entertainment Group Class A                         56,889   1,053,015
    Thomas Nelson, Inc.                                          182       4,677
    Time Warner, Inc.                                         11,314     198,334
    Viacom, Inc. Class B                                (i)   31,400   1,302,472
    Walt Disney Co. (The)                                      5,196     131,511
    Westwood One, Inc.                                           596       8,934
                                                                       ---------
                                                                       5,385,077
                                                                       ---------
    METALS & MINING (1.5%)
    A.M. Castle & Co.                                   (i)      163       4,914

    Alaska Air Group, Inc.                              (i)    2,181      69,639
    Aleris International, Inc.                          (i)      480      19,978
    Brush Engineered Materials, Inc.                    (i)      296       6,373
    Carpenter Technology Corp.                                   366      33,145
    Century Aluminum Co.                                (i)      383      13,053
    Chaparral Steel Co.                                 (i)      356      14,614
    Cleveland-Cliffs, Inc.                              (f)      364      39,257
    Commercial Metals Co.                                        993      46,999
    Freeport-McMoRan Copper & Gold, Inc. Class B               9,167     588,980
    Massey Energy Co.                                          1,259      51,934
    Nucor Corp.                                                8,950     753,859
    Phelps Dodge Corp.                                         2,698     433,029
    Quanex Corp.                                                 396      24,596
    RTI International Metals, Inc.                      (i)      372      16,833
    Ryerson, Inc.                                                444      13,711
    Southern Copper Corp.                                     32,760   2,853,396
    Steel Dynamics, Inc.                                       2,640     122,549
    Steel Technologies, Inc.                                     175       5,094
    United States Steel Corp.                                  1,933     115,497
    Worthington Industries                                     1,788      36,886
                                                                       ---------
                                                                       5,264,336
                                                                       ---------
    MULTILINE RETAIL (0.9%)
    Dillard's, Inc. Class A                                    1,755      45,455
    Dollar Tree Stores, Inc.                            (i)   12,546     311,015
    Federated Department Stores, Inc.                          8,977     598,138
    Fred's, Inc.                                                 656      10,417
    J.C. Penney Co., Inc.                                      8,906     496,955
    Nordstrom, Inc.                                            8,175     341,061
    Saks, Inc.                                          (i)    9,539     184,198
    Sears Holdings Corp.                                (i)      872     105,896
    Target Corp.                                              17,690     968,528
                                                                       ---------
                                                                       3,061,663
                                                                       ---------
    MULTI-UTILITIES (0.3%)
    Alliant Energy Corp.                                      13,216     391,987
    Centerpoint Energy, Inc.                                  10,335     132,081
    NiSource, Inc.                                             3,902      80,108
    PNM Resources, Inc.                                        1,790      43,980
    TECO Energy, Inc.                                          1,617      27,618
    Vectren Corp.                                              1,981      54,200
    Xcel Energy, Inc.                                         26,319     511,115
                                                                       ---------
                                                                       1,241,089
                                                                       ---------
    MULTI-UTILITIES & UNREGULATED POWER (1.2%)
    AES Corp. (The)                                     (i)   19,934     339,675
    Avista Corp.                                                 815      15,575
    Constellation Energy Group, Inc.                           2,445     142,470
    Duke Energy Corp.                                          7,352     208,429
    El Paso Corp.                                              3,006      40,461
    Energen Corp.                                              1,202      46,902
    Energy East Corp.                                          2,937      72,984
    Equitable Resources, Inc.                                  9,166     338,225
    MDU Resources Group, Inc.                                  8,795     318,379
    National Fuel Gas Co.                                     16,982     558,708
    Omnicom Group, Inc.                                        4,732     387,030
    ONEOK, Inc.                                                2,271      64,178
    PG&E Corp.                                                19,126     713,591
    Questar Corp.                                              6,372     519,191
    Sierra Pacific Resources                            (i)   12,917     170,504

    Westar Energy, Inc.                                       4,025       82,915
    Williams Cos., Inc. (The)                                14,814      353,166
                                                                      ----------
                                                                       4,372,383
                                                                      ----------
    OFFICE ELECTRONICS (0.0%)                            @
    Gerber Scientific, Inc.                             (i)     396        4,404
    Xerox Corp.                                         (i)   8,049      115,181
                                                                      ----------
                                                                         119,585
                                                                      ----------
    OIL & GAS (3.0%)
    Chevron Corp.                                            17,097    1,015,220
    ConocoPhillips                                           17,255    1,116,399
    Devon Energy Corp.                                        2,711      184,917
 &  ExxonMobil Corp.                                         88,345    5,543,649
    Marathon Oil Corp.                                       11,632      894,152
    Overseas Shipholding Group, Inc.                          1,773       91,451
    Peabody Energy Corp.                                          6          597
    Penn Virginia Corp.                                         311       20,346
    Petroleum Development Corp.                         (i)     274       11,744
    Pogo Producing Co.                                        6,429      385,676
    South Jersey Industries, Inc.                               200        5,880
    Stone Energy Corp.                                  (i)     443       22,154
    Sunoco, Inc.                                              7,839      746,273
    Tesoro Corp.                                              7,259      526,060
    Western Gas Resources, Inc.                               1,496       71,060
    World Fuel Services Corp.                                   452       15,576
                                                                      ----------
                                                                      10,651,154
                                                                      ----------
    PAPER & FOREST PRODUCTS (0.1%)
    Buckeye Technologies, Inc.                          (i)     676        6,368
    Deltic Timber Corp.                                         217       11,503
    Louisiana-Pacific Corp.                                   1,910       56,250
    MeadWestvaco Corp.                                        6,300      168,147
    Neenah Paper, Inc.                                          242        7,091
    Pope & Talbot, Inc.                                         280        2,296
    Potlatch Corp.                                            3,091      158,352
    Schweitzer-Mauduit International, Inc.                      270        7,187
    Wausau Paper Corp.                                          866       11,042
    Weyerhaeuser Co.                                          1,101       76,806
                                                                      ----------
                                                                         505,042
                                                                      ----------
    PERSONAL PRODUCTS (0.0%)                             @
    Nature's Sunshine Products, Inc.                            238        4,203
    NBTY, Inc.                                          (i)   1,003       20,752
    USANA Health Sciences, Inc.                         (i)     171        6,859
                                                                      ----------
                                                                          31,814
                                                                      ----------
    PHARMACEUTICALS (3.0%)
    Abbott Laboratories                                         294       12,686
    Allergan, Inc.                                            2,042      237,689
    Alpharma, Inc. Class A                                      698       23,348
    Bradley Pharmaceuticals, Inc.                       (i)     276        3,237
    CNS, Inc.                                                   233        5,096
    Connetics Corp.                                     (i)     572        8,569
    Forest Laboratories, Inc.                           (i)  14,563      673,976
    IVAX Corp.                                          (i)   3,123       96,969
    Johnson & Johnson                                        37,606    2,163,849
    King Pharmaceuticals, Inc.                          (i)   8,342      156,413
    Medicis Pharmaceutical Corp. Class A                        873       26,984
    Merck & Co., Inc.                                        65,256    2,251,332

    MGI Pharma, Inc.                                    (i)   1,203       20,054
    Mylan Laboratories, Inc.                                    695       13,692
    Novartis AG, ADR                                    (j)   3,759      207,346
    Noven Pharmaceuticals, Inc.                         (i)     386        6,033
 &  Pfizer, Inc.                                            172,196    4,421,993
    Watson Pharmaceuticals, Inc.                        (i)   2,720       90,005
    Wyeth                                                     4,894      226,348
                                                                      ----------
                                                                      10,645,619
                                                                      ----------
    ROAD & RAIL (0.6%)
    Arkansas Best Corp.                                         415       17,766
    Burlington Northern Santa Fe Corp.                        6,474      518,697
    CSX Corp.                                                 5,411      289,651
    Heartland Express, Inc.                                     756       17,607
    JB Hunt Transport Services, Inc.                          3,190       75,922
    Kansas City Southern                                (i)   1,344       34,917
    Knight Transportation, Inc.                                 958       19,486
    Landstar System, Inc.                                       979       41,412
    Norfolk Southern Corp.                                   17,358      865,123
    Old Dominion Freight Line, Inc.                     (i)     465       13,271
    Swift Transportation Co., Inc.                      (i)   3,832       90,550
                                                                      ----------
                                                                       1,984,402
                                                                      ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
    Actel Corp.                                         (i)     456        6,922
    Advanced Energy Industries, Inc.                    (i)     590        9,257
    Advanced Micro Devices, Inc.                        (i)   5,691      238,225
    Atmel Corp.                                         (i)  11,018       43,521
    ATMI, Inc.                                          (i)     609       20,462
    Axcelis Technologies, Inc.                          (i)   1,660       10,491
    Brooks Automation, Inc.                             (i)   1,287       21,699
    Cohu, Inc.                                                  388       11,000
    Cymer, Inc.                                         (i)     605       27,310
    DSP Group, Inc.                                     (i)     450       13,208
    ESS Technology, Inc.                                (i)     707        2,828
    Exar Corp.                                          (i)     587        7,907
    Fairchild Semiconductor International, Inc.         (i)   6,434      128,358
    FEI Co.                                             (i)     418        9,647
    Freescale Semiconductor, Inc. Class B               (i)  20,292      512,373
 &  Intel Corp.                                             148,275    3,153,809
    Intersil Corp. Class A                                    4,880      141,813
    Kopin Corp.                                         (i)   1,270        6,045
    Kulicke & Soffa Industries, Inc.                    (i)     914       10,228
    Lam Research Corp.                                  (i)  11,685      542,535
    Lattice Semiconductor Corp.                         (i)   1,979        8,965
    LSI Logic Corp.                                     (i)  16,646      152,311
    MEMC Electronic Materials, Inc.                     (i)   4,094      117,007
    Micrel, Inc.                                        (i)   1,652       20,270
    Micron Technology, Inc.                             (i)  26,149      383,867
    Microsemi Corp.                                     (i)   1,052       32,023
    National Semiconductor Corp.                             27,268      769,230
    NVIDIA Corp.                                        (i)   2,685      120,718
    Pericom Semiconductor Corp.                         (i)     469        4,549
    Photronics, Inc.                                    (i)     693       12,502
    Power Integrations, Inc.                            (i)     541       14,331
    RF Micro Devices, Inc.                              (i)   4,229       30,787
    Rudolph Technologies, Inc.                          (i)     299        4,572
    Silicon Laboratories, Inc.                          (i)   1,119       55,088
    Skyworks Solutions, Inc.                            (i)   2,531       13,364

    Standard Microsystems Corp.                       (i)       307       10,573
    Supertex, Inc.                                    (i)       227        6,808
    Texas Instruments, Inc.                                  65,277    1,908,047
    TriQuint Semiconductor, Inc.                      (i)     3,513       17,143
    Ultratech, Inc.                                   (i)       418        8,026
    Varian Semiconductor Equipment Associates, Inc.   (i)       624       30,907
    Veeco Instruments, Inc.                           (i)       535       11,636
                                                                      ----------
                                                                       8,650,362
                                                                      ----------
    SOFTWARE (2.1%)
    Activision, Inc.                                  (i)     4,767       68,359
    Advent Software, Inc.                             (i)       813       21,349
    Altiris, Inc.                                     (i)       430        8,407
    ANSYS, Inc.                                       (i)       502       22,018
    Autodesk, Inc.                                            2,685      108,984
    BMC Software, Inc.                                (i)    11,256      248,758
    Cadence Design Systems, Inc.                      (f)(i) 19,571      345,624
    Captaris, Inc.                                    (i)       546        2,113
    Catapult Communications Corp.                     (i)       230        2,732
    Citrix Systems, Inc.                              (i)     2,915       89,899
    Compuware Corp.                                   (i)    15,733      129,640
    EPIQ Systems, Inc.                                (i)       214        4,772
    FactSet Research Systems, Inc.                              562       22,413
    Fair Isaac Corp.                                          5,042      223,461
    FileNet Corp.                                     (i)       667       18,716
    Hyperion Solutions Corp.                          (i)       976       33,584
    Intuit, Inc.                                      (i)     6,529      341,663
    JDA Software Group, Inc.                          (i)       522        8,002
    Kronos, Inc.                                      (i)       516       20,279
    Macrovision Corp.                                 (i)     1,272       23,646
    Manhattan Associates, Inc.                        (i)       501       10,902
    MapInfo Corp.                                     (i)       275        3,886
    McAfee, Inc.                                      (i)     3,341       77,478
    Mercury Interactive Corp.                         (i)       773       26,862
    MICROS Systems, Inc.                              (i)       634       29,259
 &  Microsoft Corp.                                         161,943    4,558,695
    MRO Software, Inc.                                (i)       448        6,872
    Napster, Inc.                                     (i)       563        2,201
    Novell, Inc.                                      (i)    13,218      128,743
    Open Solutions, Inc.                              (i)       326        8,473
    Parametric Technology Corp.                       (i)     4,285       26,824
    Phoenix Technologies, Ltd.                        (i)       434        2,973
    Progress Software Corp.                           (i)       632       18,176
    Radiant Systems, Inc.                             (i)       495        6,930
    Reynolds & Reynolds Co. (The) Class A                     1,725       48,990
    Secure Computing Corp.                            (i)       604        8,794
    SERENA Software, Inc.                             (i)       483       11,404
    Siebel Systems, Inc.                                      2,918       30,960
    Sonic Solutions, Inc.                             (i)       394        6,600
    SPSS, Inc.                                        (i)       316       10,188
    Sybase, Inc.                                      (i)     8,931      192,820
    Symantec Corp.                                    (i)     9,806      180,234
    Synopsys, Inc.                                    (i)    17,982      397,582
    Take-Two Interactive Software, Inc.               (i)     1,143       18,128
    TALX Corp.                                                  555       17,394
    Transaction Systems Architects, Inc. Class A      (i)       933       30,780
                                                                      ----------
                                                                       7,606,567
                                                                      ----------
    SPECIALTY RETAIL (1.7%)

    Aaron Rents, Inc.                                          746        17,941
    Abercrombie & Fitch Co. Class A                          3,262       216,564
    Advance Auto Parts, Inc.                            (i)  4,677       203,777
    Aeropostale, Inc.                                   (i)  4,538       137,184
    American Eagle Outfitters, Inc.                          4,618       124,594
    AutoNation, Inc.                                    (i)  3,122        69,589
    AutoZone, Inc.                                      (i)  3,124       305,371
    Barnes & Noble, Inc.                                    11,564       490,545
    Best Buy Co., Inc.                                       5,771       292,359
    Borders Group, Inc.                                      6,456       158,947
    Building Materials Holding Corp.                           238        18,842
    Burlington Coat Factory Warehouse Corp.                    278        12,421
    Cato Corp. (The) Class A                                   556        12,004
    Children's Place Retail Stores, Inc. (The)          (i)    350        15,327
    Christopher & Banks Corp.                                  607        12,013
    Circuit City Stores, Inc.                                8,817       222,277
    Claire's Stores, Inc.                                    6,653       210,634
    Cost Plus, Inc.                                     (i)    391         7,644
    Finish Line, Inc. (The) Class A                            774        13,893
    GameStop Corp. Class A                              (i)    197         7,941
    Gap, Inc. (The)                                         15,016       271,639
    Genesco, Inc.                                       (i)    397        15,463
    Group 1 Automotive, Inc.                            (i)    413        14,240
    Guitar Center, Inc.                                 (i)    415        22,277
    Gymboree Corp. (The)                                (i)    538        13,256
    Hancock Fabrics, Inc.                                      337         1,537
    Haverty Furniture Cos., Inc.                               401         5,959
    Hibbett Sporting Goods, Inc.                        (i)    615        18,850
    Home Depot, Inc. (The)                                  25,261     1,024,334
    Hot Topic, Inc.                                     (i)    803        11,531
    Jo-Ann Stores, Inc.                                 (i)    387         5,081
    Limited Brands, Inc.                                     9,274       219,423
    Linens'n Things, Inc.                               (i)    751        20,735
    Men's Wearhouse, Inc. (The)                         (i)    843        28,805
    Michaels Stores, Inc.                                    6,857       230,601
    Movie Gallery, Inc.                                        499         2,720
    Office Depot, Inc.                                  (i)  1,490        49,394
    OfficeMax, Inc.                                          1,222        34,913
    O'Reilly Automotive, Inc.                           (i)  4,173       136,958
    Pacific Sunwear of California, Inc.                 (i)  5,545       135,908
    PEP Boys-Manny, Moe & Jack                                 919        14,336
    PETsMART, Inc.                                           3,727        93,399
    RadioShack Corp.                                         2,277        50,549
    Rent-A-Center, Inc.                                 (i)  9,122       187,001
    Ross Stores, Inc.                                        7,674       218,709
    Sonic Automotive, Inc.                                     497        11,694
    Stage Stores, Inc.                                         450        13,361
    Staples, Inc.                                           11,551       273,874
    Stein Mart, Inc.                                           449         7,444
    Tiffany & Co.                                            1,292        48,708
    TJX Cos., Inc. (The)                                     7,982       203,780
    Too, Inc.                                           (i)    543        15,709
    Tractor Supply Co.                                  (i)    558        28,503
    Zale Corp.                                          (i)    815        19,976
                                                                     -----------
                                                                       6,000,534
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (0.2%)
    Ashworth, Inc.                                      (i)    312         2,652
    Brown Shoe Co., Inc.                                       326        14,677
    Coach, Inc.                                         (i)  9,477       340,698

    Fossil, Inc.                                        (i)    822        19,481
    Jones Apparel Group, Inc.                                2,986        93,402
    Kellwood Co.                                               448        10,846
    K-Swiss, Inc. Class A                                      434        13,736
    Oxford Industries, Inc.                                    235        10,671
    Phillips-Van Heusen Corp.                                  619        22,364
    Polo Ralph Lauren Corp.                                  1,126        63,777
    Quiksilver, Inc.                                    (i)  1,900        26,638
    Reebok International, Ltd.                                 647        38,167
    Russell Corp.                                              593         9,061
    Stride Rite Corp.                                          591         8,552
    Timberland Co. Class A                              (i)  1,862        65,096
    Wolverine World Wide, Inc.                                 901        21,669
                                                                     -----------
                                                                         761,487
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (1.0%)
    Anchor Bancorp Wisconsin, Inc.                             315         9,806
    BankAtlantic Bancorp, Inc. Class A                         753        10,542
    BankUnited Financial Corp. Class A                         499        14,022
    Brookline Bancorp, Inc.                                    984        14,750
    Countrywide Financial Corp.                              9,979       333,698
    Dime Community Bancshares                                  468         6,922
    Downey Financial Corp.                                     351        22,983
    Fannie Mae                                              18,995     1,100,570
    Fidelity Bankshares, Inc.                                  100         3,407
    FirstFed Financial Corp.                            (i)    273        17,117
    Flagstar Bancorp, Inc.                                     585         8,880
    Franklin Bank Corp.                                 (i)    387         6,680
    Freddie Mac                                              2,751       186,683
    Fremont General Corp.                                    1,098        26,901
    Independence Community Bank Corp.                        7,757       310,202
    IndyMac Bancorp, Inc.                                      527        21,533
    MAF Bancorp, Inc.                                          461        19,818
    PMI Group, Inc. (The)                                      781        33,763
    Radian Group, Inc.                                       4,585       262,400
    Washington Mutual, Inc.                                 28,524     1,207,136
                                                                     -----------
                                                                       3,617,813
                                                                     -----------
    TOBACCO (0.7%)
    Alliance One International, Inc.                         1,433         6,391
    Altria Group, Inc.                                      23,243     1,681,399
    Loews Corp.- Carolina Group                             10,520       485,182
    Reynolds American, Inc.                                    754        76,252
    UST, Inc.                                                2,805       109,227
                                                                     -----------
                                                                       2,358,451
                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (0.1%)
    Applied Industrial Technologies, Inc.                      457        19,423
    Hughes Supply, Inc.                                      1,090        50,249
    Lawson Products                                            120         5,069
    MSC Industrial Direct Co. Class A                        1,816        81,593
    Watsco, Inc.                                               394        27,872
                                                                     -----------
                                                                         184,206
                                                                     -----------
    WATER UTILITIES (0.0%)                               @
    American States Water Co.                                  278         8,757
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    Sprint Nextel Corp.                                     39,939       914,204

    Telephone & Data Systems, Inc.                             3,252     116,519
                                                                     -----------
                                                                       1,030,723
                                                                     -----------
    Total Common Stocks
       (Cost $175,978,249)                                           219,989,794
                                                                     -----------
    REAL ESTATE INVESTMENT TRUSTS (3.2%)
    Archstone-Smith Trust                                      2,636     123,523
    Acadia Realty Trust                                          859      18,322
    Affordable Residential Communities                           513       4,868
    Alexandria Real Estate Equities, Inc.                        256      22,592
    AMB Property Corp.                                         1,090      56,898
    American Financial Realty Trust                            1,446      17,974
    American First Apartment Investors, Inc.                     129       1,815
    American Land Lease, Inc.                                    111       2,748
    Amli Residential Properties Trust                            332      12,576
    Apartment Investment & Management Co. Class A             53,876   2,290,808
    Arden Realty, Inc.                                        10,919     493,211
    Ashford Hospitality Trust, Inc.                              326       3,990
    Associated Estates Realty Corp.                              305       3,142
    Avalonbay Communities, Inc.                                  967      96,197
    Bedford Property Investors Inc.                              216       5,011
    Boston Properties, Inc.                                    1,392     108,938
    Boykin Lodging Co.                                   (i)     273       3,549
    Brandywine Realty Trust                                    1,107      34,815
    BRE Properties, Inc. Class A                                 661      32,984
    Camden Property Trust                                        709      46,156
    CarrAmerica Realty Corp.                                     717      26,386
    CBL & Associates Properties, Inc.                            810      34,279
    Cedar Shopping Centers, Inc.                                 257       3,801
    Centerpoint Properties Trust                                 616      30,578
    CentraCore Properties Trust                                  173       4,917
    Colonial Properties Trust                                  1,290      59,624
    Commercial Net Lease Realty, Inc.                          1,519      34,831
    Corporate Office Properties Trust                            460      18,625
    Cousins Properties, Inc.                                     646      20,168
    Crescent Real Estate Equities Co.                         38,532     816,493
    Developers Diversified Realty Corp.                        1,398      68,865
    Duke Realty Corp.                                          1,909      69,259
    EastGroup Properties, Inc.                                   652      30,787
    Entertainment Properties Trust                               745      32,378
    Equity Inns, Inc.                                            638      10,080
    Equity Lifestyle Properties, Inc.                            302      13,892
    Equity Office Properties Trust                            19,475     619,695
    Equity One, Inc.                                             732      17,546
    Equity Residential                                         3,764     159,631
    Essex Property Trust, Inc.                                   680      67,578
    Federal Realty Investment Trust                              680      45,438
    FelCor Lodging Trust, Inc.                                   784      15,570
    First Industrial Realty Trust, Inc.                          541      21,137
    First Potomac Realty Trust                                   187       5,500
    General Growth Properties, Inc.                            3,044     157,070
    Getty Realty Corp.                                           326       9,301
    Glenborough Realty Trust, Inc.                             1,043      20,526
    Glimcher Realty Trust                                        468      12,795
    Government Properties Trust, Inc.                            265       2,245
    Health Care Property Investors, Inc.                      17,940     497,835

    Health Care, Inc.                                           677       25,178
    Healthcare Realty Trust, Inc.                            28,729    1,006,664
    Heritage Property Investment Trust                          469       16,650
    Hersha Hospitality Trust                                    200        1,902
    Highland Hospitality Corp.                                  527        6,356
    Highwoods Properties, Inc.                                1,057       33,338
    Home Properties, Inc.                                       440       20,183
    Hospitality Properties Trust                                861       36,911
    Host Marriott Corp.                                       4,469       89,157
    HRPT Properties Trust                                     2,669       28,638
    Innkeepers USA Trust                                        492        8,738
    Investors Real Estate Trust                                 562        5,440
    iStar Financial, Inc.                                    34,984    1,255,576
    Kilroy Realty Corp.                                         848       57,316
    Kimco Realty Corp.                                        2,560       89,830
    LaSalle Hotel Properties                                    386       14,753
    Lexington Corporate Properties Trust                      1,463       32,479
    Liberty Property Trust                                    1,117       50,555
    Macerich Co. (The)                                        1,882      136,577
    Mack-Cali Realty Corp.                                      799       35,731
    Maguire Properties, Inc.                                    562       18,996
    Mid-America Apartment Communities, Inc.                     282       14,396
    Mills Corp. (The)                                           708       29,347
    Mission West Properties, Inc.                               282        2,972
    Monmouth Real Estate Investment Corp. Class A               229        1,880
    National Health Realty, Inc.                                127        2,558
    Nationwide Health Properties, Inc.                          852       19,485
    New Century Financial Corp.                                 946       37,112
    New Plan Excel Realty Trust                              20,474      504,684
    OMEGA Healthcare Investors, Inc.                            650        8,522
    One Liberty Properties, Inc.                                139        2,766
    Pan Pacific Retail Properties, Inc.                         489       33,839
    Parkway Properties, Inc.                                    399       16,886
    Pennsylvania Real Estate Investment Trust                   472       19,192
    Post Properties, Inc.                                       525       21,362
    ProLogis                                                  3,264      167,182
    PS Business Parks, Inc.                                     288       15,797
    Public Storage, Inc.                                      3,785      274,677
    Ramco-Gershenson Properties Trust                           228        6,425
    Rayonier, Inc.                                            1,809       77,335
    Realty Income Corp.                                       1,044       24,315
    Reckson Associates Realty Corp.                           1,038       41,447
    Regency Centers Corp.                                       898       57,876
    Saul Centers, Inc.                                          212        7,844
    Senior Housing Properties Trust                             837       15,007
    Shurgard Storage Centers, Inc. Class A                    1,371       82,671
    Simon Property Group, Inc.                                2,856      236,591
    Sizeler Property Investors, Inc.                            207        2,952
    SL Green Realty Corp.                                       546       45,886
    Sovran Self Storage, Inc.                                   457       22,635
    Sun Communities, Inc.                                       252        8,374
    Tanger Factory Outlet Centers, Inc.                         334       10,524
    Taubman Centers, Inc.                                       656       24,633
    Town & Country Trust                                        358       13,264
    Trizec Properties, Inc.                                   1,625       37,846
    Trustreet Properties, Inc.                                  312        4,583
    United Dominion Realty Trust, Inc.                        1,785       45,357
    United Mobile Homes, Inc.                                   127        2,007
    Universal Health Realty Income Trust                        150        5,237
    Urstadt Biddle Properties, Inc. Class A                     292        5,098

    Ventas, Inc.                                                   1,107      33,874
    Vornado Realty Trust                                           1,535     135,602
    Washington Real Estate Investment Trust                          551      18,172
    Weingarten Realty Investors                                    1,129      45,758
    Windrose Medical Properties Trust                                131       1,926
    Winston Hotels, Inc.                                             410       4,198
                                                                          ----------
    Total Real Estate Investment Trusts
     (Cost $9,570,979)                                                    11,468,009
                                                                          ----------
    INVESTMENT COMPANIES (0.9%)
    iShares Russell 1000 Growth Index Fund             (k)         4,406     228,011
    S&P 500 Index - SPDR Trust Series 1                (k)        19,349   2,469,513
    S&P MidCap 400 Index - MidCap SPDR Trust Series 1  (k)         2,868     407,973
                                                                           ---------
    Total Investment Companies
     (Cost $3,029,475)                                                     3,105,497
                                                                           ---------

                                                                 PRINCIPAL
                                                                   AMOUNT
                                                                 ---------
    SHORT-TERM INVESTMENTS (4.6%)
    CERTIFICATE OF DEPOSIT (0.0%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                              (c)(l)     $183,221   183,221
                                                                             -------
    Total Certificate of Deposit
     (Cost $183,221)                                                         183,221
    COMMERCIAL PAPER (0.3%)                                                  -------
    Countrywide Financial Corp.
       4.39%, due 2/13/06                              (e)         500,000   499,268
    Den Danske Bank
       4.409%, due 2/6/06                              (l)         183,221   183,221
    Liberty Street
       4.527%, due 3/15/06                             (l)         122,147   122,147
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                             (l)          61,075    61,075
    Ranger Funding LLC
       4.523%, due 3/7/06                              (l)         122,147   122,147
                                                                             -------
    Total Commercial Paper
     (Cost $987,858)                                                         987,858
                                                                             -------

                                                                    SHARES
                                                                   -------
    INVESTMENT COMPANY (0.2%)
    BGI Institutional Money Market Fund                (l)         642,270   642,270
                                                                             -------
    Total Investment Company
     (Cost $642,270)                                                         642,270
                                                                             -------

                                                                 PRINCIPAL
                                                                   AMOUNT
                                                                 ---------
    REPURCHASE AGREEMENT (0.1%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06 due 2/1/06
       Proceeds at Maturity $244,326
       (Collateralized by various bonds with
       a Principal Amount of $250,481
       and Market Value of $250,779)                   (l)        $244,295   244,295

                                                                         -------
    Total Repurchase Agreement
       (Cost $244,295)                                                   244,295
                                                                         -------
    TIME DEPOSITS (0.4%)
    Bank of America
       4.52%, due 3/27/06                              (c)(l)  183,221   183,221
    Bank of Nova Scotia
       4.50%, due 3/24/06                                 (l)  122,147   122,147
    Barclays
       4.425%, due 3/6/06                                 (l)  122,147   122,147
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                                 (l)  183,221   183,221
    Deutsche Bank
       4.29%, due 2/1/06                                  (l)   61,075    61,075
    Dexia Group
       4.52%, due 3/27/06                                 (l)  122,147   122,147
    First Tennessee National Corp.
       4.39%, due 2/13/06                                 (l)  122,147   122,147
    Fortis Bank
       4.35%, due 2/8/06                                  (l)  122,147   122,147
    National Australia Bank
       4.46%, due 2/1/06                                  (l)  183,221   183,221
    Societe Generale
       4.50%, due 2/6/06                                  (l)  122,147   122,147
    Wells Fargo & Co.
       4.50%, due 3/20/06                                 (l)  122,147   122,147
                                                                         -------
    Total Time Deposits

       (Cost $1,465,767)                                               1,465,767
                                                                    ------------
    U.S. GOVERNMENT & FEDERAL AGENCIES (3.6%)
    Federal Home Loan Bank
       (Discount Note)
       4.38%, due 2/1/06                           (e)    535,000        535,000
    Federal Home Loan Mortgage Corporation
       (Discount Note)
       4.35%, due 2/1/06                           (e) 11,115,000     11,115,000
    United States Treasury Bills
       3.672%, due 2/2/06                          (e)     85,000         84,991
       3.825%, due 2/9/06                          (e)    900,000        899,235
                                                                    ------------
    Total U.S. Government & Federal Agencies
       (Cost $12,634,226)                                             12,634,226
                                                                    ------------
    Total Short-Term Investments
       (Cost $16,157,637)                                             16,157,637
                                                                    ------------
    Total Investments
       (Cost $322,499,108)                         (m)      103.5%   367,728,046(n)
    Liabilities in Excess of
       Cash and Other Assets                                 (3.5)   (12,552,272)
                                                       ----------   ------------
    Net Assets                                              100.0%  $355,175,774
                                                       ==========   ============

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) 144A's may be sold to institutional investors only. The total market value of these securities at January 31, 2006 is $576,819 which represents 0.2% of the Fund's net assets.

(c)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2006 is $1,888,813.

(e)  Segregated as collateral for TBAs.

(f)  Represents security, or a portion thereof, which is out on loan.

(g) Floating Rate Loans generally pay interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(h) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(i)  Non-income producing security.

(j)  ADR - American Depositary Receipt.

(k) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(l) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $325,725,484.

(n) At January 31, 2006 net unrealized appreciation was $42,002,562, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $47,019,871 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,017,309.

MAINSTAY INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
    LONG-TERM BONDS (97.0%)                           +
    ASSET-BACKED SECURITIES (1.1%)
    CREDIT CARDS (0.9%)
    Bank One Issuance Trust
       Series 2002-3, Class A3
       3.59%, due 5/17/10                                $1,000,000   $  979,381
    Chase Issuance Trust
       Series 2005, Class A-10
       4.65%, due 12/17/12                                  500,000      494,637
    MBNA Credit Card Master Note Trust
       Series 2005, Class A-6
       4.50%, due 1/15/13                                   500,000      496,598
       Series 2002-1, Class A6
       4.95%, due 6/15/09                                 1,000,000    1,001,213
                                                                      ----------
                                                                       2,971,829
                                                                      ----------
    FINANCE - OTHER (0.2%)
    Drive Auto Receivables Trust
       Series 2005-3, Class A4
       5.09%, due 6/17/13                            (a)    250,000      249,614
    Residential Asset Mortgage Products, Inc.
       Series 2003-RZ5, Class A7
       4.97%, due 9/25/33                                   250,000      248,396
    Saxon Asset Securities Trust
       Series 2003-1, Class AF5
       4.955%, due 6/25/33                                  237,054      235,553
                                                                      ----------
                                                                         733,563
                                                                      ----------
    TRANSPORTATION (0.0%)                             @
    Continental Airlines, Inc.
       Series 1992-2, Class A1
       7.256%, due 3/15/20                                   70,903       71,521
                                                                      ----------
    Total Asset-Backed Securities
       (Cost $3,824,681)                                               3,776,913
                                                                      ----------
    CORPORATE BONDS (18.4%)
    BANKS (3.6%)
    ABN-Amro Bank NV Chicago
       7.55%, due 6/28/06                                  403,000       407,608
    Bank of America Corp.
       4.75%, due 8/1/15                                   250,000       241,022
       5.375%, due 6/15/14                                 250,000       252,528
       5.875%, due 2/15/09                                 250,000       256,151
       7.40%, due 1/15/11                                  500,000       548,364
    Bank of New York (The)
       3.80%, due 2/1/08                                   350,000       342,377
    Bank One Corp.
       5.90%, due 11/15/11                                 250,000       258,225
       6.875%, due 8/1/06                                  250,000       252,492
    Branch Banking & Trust Co.
       4.875%, due 1/15/13                                 100,000        98,382
    Capital One Bank
       4.25%, due 12/1/08                                  100,000        97,594

       5.125%, due 2/15/14                                 100,000        97,824
    Citigroup, Inc.
       4.70%, due 5/29/15                                  300,000       287,959
       4.875%, due 5/7/15                                  350,000       338,113
       5.00%, due 3/6/07                             (b)   250,000       250,142
       5.625%, due 8/27/12                                 100,000       102,335
       5.875%, due 2/22/33                                 250,000       254,598
    Fleet National Bank
       5.75%, due 1/15/09                                  250,000       254,805
    HSBC Bank USA N.A.
       3.875%, due 9/15/09                                 100,000        96,370
    JPMorgan Chase & Co.
       4.875%, due 3/15/14                                 250,000       241,451
       5.15%, due 10/1/15                                  500,000       489,302
       5.75%, due 1/2/13                                   200,000       205,287
       6.75%, due 2/1/11                                   500,000       533,702
    Key Bank N.A.
       5.00%, due 7/17/07                                  100,000        99,748
       5.80%, due 7/1/14                                   175,000       180,157
    MBNA America Bank N.A.
       5.375%, due 1/15/08                                 300,000       302,143
    Mellon Funding Corp.
       5.00%, due 12/1/14                                  250,000       245,727
    Mercantile Bankshares Corp.
       Series B
       4.625%, due 4/15/13                                 100,000        96,237
    National City Bank of Pennsylvania
       6.25%, due 3/15/11                                  250,000       262,917
    PEMEX Project Funding Master Trust
       7.375%, due 12/15/14                                350,000       386,400
    PNC Bank N.A.
       5.25%, due 1/15/17                                   75,000        74,013
    PNC Funding Corp.
       7.50%, due 11/1/09                                  100,000       108,181
    Popular North America, Inc.
       4.70%, due 6/30/09                                  100,000        98,063
    Sanwa Bank, Ltd.
       7.40%, due 6/15/11                                  100,000       109,735
    SunTrust Banks, Inc.
       5.05%, due 7/1/07                                   250,000       249,756
       5.45%, due 12/1/17                                  100,000       100,977
    U.S. Bank N.A.
       6.375%, due 8/1/11                                  250,000       264,565
    Union Bank of Switzerland
       7.25%, due 7/15/06                                  250,000       252,414
    Union Planters Corp.
       7.75%, due 3/1/11                                   100,000       112,004
    Wachovia Bank N.A.
       4.85%, due 7/30/07                                  500,000       498,892
       4.875%, due 2/1/15                                  250,000       241,262
    Wachovia Corp.
       5.25%, due 8/1/14                                   100,000        99,122
       6.25%, due 8/4/08                                   250,000       256,737
    Washington Mutual Financial Corp.
       6.875%, due 5/15/11                                 100,000       107,915
    Washington Mutual, Inc.
       4.00%, due 1/15/09                                  100,000        96,949
       4.20%, due 1/15/10                                  250,000       240,870
       5.25%, due 9/15/17                                  175,000       167,936
       7.50%, due 8/15/06                                  250,000       253,481
    Wells Fargo & Co.
       4.625%, due 8/9/10                                  350,000       344,399
       5.125%, due 9/15/16                                 250,000       245,727
    Wells Fargo Bank N.A.

       6.45%, due 2/1/11                                   500,000       531,223
    World Savings Bank FSB
       4.125%, due 12/15/09                                100,000        96,978
    Zions Bancorporation
       5.50%, due 11/16/15                                  50,000        49,863
                                                                      ----------
                                                                      12,081,022
                                                                      ----------
    CONSUMER (1.1%)
    Altria Group, Inc.
       7.65%, due 7/1/08                                   100,000       105,506
    Anheuser-Busch Cos., Inc.
       5.95%, due 1/15/33                                  250,000       263,527
    Archer-Daniels-Midland Co.
       8.125%, due 6/1/12                                  250,000       288,828
    Avon Products, Inc.
       5.125%, due 1/15/11                                  50,000        49,814
    Bunge Limited Finance Corp.
       5.35%, due 4/15/14                                  100,000        97,787
    Campbell Soup Co.
       4.875%, due 10/1/13                                 100,000        96,917
    Clorox Co. (The)
       5.00%, due 1/15/15                                   50,000        48,387
    Coca-Cola Enterprises, Inc.
       7.00%, due 10/1/26                                  100,000       113,739
       8.50%, due 2/1/22                                   252,000       325,718
    ConAgra Foods, Inc.
       7.875%, due 9/15/10                                 100,000       109,303
    Coors Brewing Co.
       6.375%, due 5/15/12                                  50,000        52,540
    Fortune Brands, Inc.
       5.875%, due 1/15/36                                  25,000        24,196
    General Mills, Inc.
       5.125%, due 2/15/07                                 100,000       100,151
       6.00%, due 2/15/12                                   65,000        67,250
    H.J. Heinz Finance Co.
       6.625%, due 7/15/11                                 300,000       314,575
    Kellogg Co.
       Series B
       6.60%, due 4/1/11                                   200,000       212,454
    Kraft Foods, Inc.
       5.25%, due 10/1/13                                  100,000        98,938
       6.25%, due 6/1/12                                   250,000       261,240
    Newell Rubbermaid, Inc.
       6.75%, due 3/15/12                                   50,000        52,687
    Pepsi Bottling Holdings, Inc.
       5.625%, due 2/17/09                           (a)   250,000       254,520
    Procter & Gamble Co. (The)
       5.80%, due 8/15/34                                   75,000        77,998
       6.875%, due 9/15/09                                 250,000       265,931
    Sara Lee Corp.
       6.25%, due 9/15/11                                  150,000       153,919
    Tyson Foods, Inc.
       7.25%, due 10/1/06                                  140,000       141,919
       8.25%, due 10/1/11                                   50,000        55,167
    Unilever Capital Corp.
       5.90%, due 11/15/32                                 100,000       103,617
                                                                      ----------
                                                                       3,736,628
                                                                      ----------
    ELECTRIC (1.4%)
    Alabama Power Co.
       Series FF
       5.20%, due 1/15/16                                   50,000        49,619
    American Electric Power Co., Inc.
       Series C

       5.375%, due 3/15/10                                   200,000     200,800
    Appalachian Power Co.
       Series H
       5.95%, due 5/15/33                                    100,000      98,320
    Arizona Public Service Co.
       6.375%, due 10/15/11                                  100,000     103,757
    CenterPoint Energy Houston Electric LLC
       Series K2
       6.95%, due 3/15/33                                    100,000     113,576
    Commonwealth Edison Co.
       6.95%, due 7/15/18                                     50,000      53,088
    Dominion Resources, Inc.
       5.00%, due 3/15/13                                    100,000      96,631
       5.15%, due 7/15/15                                    100,000      96,169
       Series B
       6.25%, due 6/30/12                                    150,000     155,760
    DTE Energy Co.
       7.05%, due 6/1/11                                     100,000     107,283
    Duke Energy Corp.
       6.45%, due 10/15/32                                   250,000     263,957
    FirstEnergy Corp.
       Series B
       6.45%, due 11/15/11                                   250,000     262,815
       Series C
       7.375%, due 11/15/31                                   50,000      57,820
    FPL Group Capital, Inc.
       7.375%, due 6/1/09                                    250,000     267,284
    Midamerican Energy Holdings Co.
       5.875%, due 10/1/12                                   100,000     102,177
    Midamerican Funding LLC
       6.75%, due 3/1/11                                     100,000     106,699
    Pacific Gas & Electric Co.
       6.05%, due 3/1/34                                     250,000     254,546
    Pepco Holdings, Inc.
       6.45%, due 8/15/12                                    100,000     104,823
       7.45%, due 8/15/32                                    100,000     114,930
    Progress Energy, Inc.
       5.625%, due 1/15/16                                    50,000      49,533
       6.85%, due 4/15/12                                    400,000     426,943
    PSI Energy, Inc.
       5.00%, due 9/15/13                                    100,000      97,347
    Public Service Electric & Gas
       Series D
       5.25%, due 7/1/35                                      50,000      46,564
    San Diego Gas & Electric Co.
       5.35%, due 5/15/35                                     25,000      23,978
    SCANA Corp.
       6.25%, due 2/1/12                                     100,000     105,091
    Sempra Energy
       6.00%, due 2/1/13                                     100,000     103,110
    Southern California Edison Co.
       5.00%, due 1/15/14                                    100,000      98,268
       6.00%, due 1/15/34                                    100,000     103,794
    Southern Power Co.
       Series B
       6.25%, due 7/15/12                                    100,000     104,414
    TXU Electric Delivery Co.
       6.375%, due 5/1/12                                    100,000     104,513
       7.00%, due 9/1/22                                     100,000     110,116
    Union Electric Co.
       4.65%, due 10/1/13                                    100,000      95,768
       5.40%, due 2/1/16                                     100,000      99,778
    Union Oil Co. of California
       7.35%, due 6/15/09                                    100,000     107,460

    Virginia Electric and Power Co.
       6.00%, due 1/15/36                                    100,000      99,637
    Wisconsin Energy Corp.
       6.50%, due 4/1/11                                     100,000     105,745
    Wisconsin Power & Light Co.
       6.25%, due 7/31/34                                     50,000      51,794
                                                                       ---------
                                                                       4,543,907
                                                                       ---------
    ENERGY (1.0%)
    Amerada Hess Corp.
       7.30%, due 8/15/31                                    100,000     116,292
    Amoco Co.
       6.50%, due 8/1/07                                     250,000     255,437
    Anadarko Finance Co.
       6.75%, due 5/1/11                                     100,000     107,547
    Atmos Energy Corp.
       4.00%, due 10/15/09                                   100,000      95,558
    Burlington Resources, Inc.
       7.375%, due 3/1/29                                    104,000     127,587
    ConocoPhillips
       5.90%, due 10/15/32                                   250,000     263,164
    Consolidated Edison Co. of New York, Inc.
       5.625%, due 7/1/12                                    100,000     103,061
    Constellation Energy Group, Inc.
       6.125%, due 9/1/09                                    100,000     102,891
    Consumers Energy Co.
       Series B
       5.375%, due 4/15/13                                   100,000      98,795
    Devon Financing Corp. LLC
       6.875%, due 9/30/11                                   400,000     433,736
    Enterprise Products Operating, L.P.
       5.75%, due 3/1/35                                     100,000      91,956
       6.875%, due 3/1/33                                    100,000     105,800
    Halliburton Co.
       5.50%, due 10/15/10                                   100,000     101,686
    Kinder Morgan Energy Partners, L.P.
       6.75%, due 3/15/11                                    200,000     212,514
       7.125%, due 3/15/12                                   150,000     163,042
    Kinder Morgan, Inc.
       5.15%, due 3/1/15                                     100,000      96,689
    Marathon Oil Corp.
       6.80%, due 3/15/32                                    100,000     113,506
    Northern States Power Co.
       6.875%, due 8/1/09                                    100,000     105,332
    Occidental Petroleum Corp.
       7.20%, due 4/1/28                                     100,000     118,873
    Texaco Capital, Inc.
       9.75%, due 3/15/20                                    176,000     257,294
    Valero Energy Corp.
       7.50%, due 4/15/32                                    100,000     120,279
                                                                       ---------
                                                                       3,191,039
                                                                       ---------
    FINANCE - OTHER (2.5%)
    American Express Travel Related Services Co., Inc.
       Series E
       3.625%, due 2/20/09                                   250,000     240,148
    Archstone-Smith Operating Trust
       5.25%, due 5/1/15                                     100,000      98,239
    AvalonBay Communities, Inc.
       4.95%, due 3/15/13                                    100,000      97,068
    Barrick Gold Finance Co.
       4.875%, due 11/15/14                                   50,000      48,154
    Bear Stearns Cos., Inc. (The)
       5.70%, due 11/15/14                                   250,000     255,077

    Boston Properties, Inc.
       6.25%, due 1/15/13                                    100,000     104,208
    Camden Property Trust
       4.375%, due 1/15/10                                   100,000      96,703
    Chelsea Property Group, Inc.
       6.00%, due 1/15/13                                    100,000     102,514
    Countrywide Home Loans, Inc.
       3.25%, due 5/21/08                                    250,000     239,683
       5.625%, due 5/15/07                                   100,000     100,577
    Credit Suisse First Boston USA, Inc.
       3.875%, due 1/15/09                                   125,000     120,940
       4.875%, due 1/15/15                                   350,000     337,881
       5.125%, due 1/15/14                                   100,000      98,718
       6.50%, due 1/15/12                                    250,000     265,468
    Deutsche Bank Financial, Inc.
       7.50%, due 4/25/09                                    125,000     133,740
    Developers Diversified Realty Corp.
       5.00%, due 5/3/10                                      50,000      49,138
    EOP Operating, L.P.
       4.75%, due 3/15/14                                    100,000      94,137
       7.75%, due 11/15/07                                   425,000     443,319
    ERP Operating, L.P.
       5.375%, due 8/1/16                                     50,000      49,465
       6.95%, due 3/2/11                                     100,000     107,505
    Golden West Financial Corp.
       4.75%, due 10/1/12                                    100,000      97,268
    Goldman Sachs Group, Inc. (The)
       4.75%, due 7/15/13                                    250,000     239,996
       5.15%, due 1/15/14                                    625,000     614,437
       5.70%, due 9/1/12                                     450,000     458,488
    Goldman Sachs Group, L.P.
       5.00%, due 10/1/14                                    100,000      97,053
    Hospitality Properties Trust
       5.125%, due 2/15/15                                    50,000      47,507
    Lehman Brothers Holdings, Inc.
       Series G
       4.80%, due 3/13/14                                    200,000     193,534
       6.625%, due 2/5/06                                    250,000     250,024
       7.00%, due 2/1/08                                     250,000     259,378
    Liberty Property, L.P.
       5.125%, due 3/2/15                                    100,000      95,932
    Merrill Lynch & Co., Inc.
       Series B
       5.30%, due 9/30/15                                    250,000     248,552
       6.00%, due 2/17/09                                    250,000     256,807
    Morgan Stanley
       3.625%, due 4/1/08                                    250,000     243,114
       4.00%, due 1/15/10                                    350,000     334,972
       5.375%, due 10/15/15                                  275,000     272,966
       6.10%, due 4/15/06                                    250,000     250,564
       6.60%, due 4/1/12                                     175,000     186,466
       6.75%, due 10/15/13                                   175,000     188,123
    National Rural Utilities Cooperative Finance Corp.
       5.75%, due 8/28/09                                    250,000     255,584
    Series C
       7.25%, due 3/1/12                                      50,000      55,255
    Pricoa Global Funding I
       4.20%, due 1/15/10                                (a) 100,000      96,704
    Principal Life Income Funding Trust
       5.20%, due 11/15/10                                    50,000      50,182
    ProLogis
       5.625%, due 11/15/15                              (a)  50,000      49,903
    Regency Centers, L.P.
       5.25%, due 8/1/15                                     100,000      97,270

    Residential Capital Corp.
       6.375%, due 6/30/10                                   125,000     128,134
    Simon Property Group, L.P.
       5.375%, due 8/28/08                                   100,000     100,386
    SLM Corp.
       5.625%, due 8/1/33                                    250,000     245,370
    Toll Brothers Finance Corp.
       5.15%, due 5/15/15                              (a)    50,000      46,331
                                                                       ---------
                                                                       8,542,982
                                                                       ---------
    GAS (0.2%)
    KeySpan Corp.
       4.65%, due 4/1/13                                     100,000      96,688
    Michigan Consolidated Gas Co.
       Series B
       7.15%, due 5/30/06                                    375,000     377,591
    NiSource Finance Corp.
       6.15%, due 3/1/13                                     100,000     104,001
    ONEOK, Inc.
       5.51%, due 2/16/08                                    100,000     100,425
                                                                       ---------
                                                                         678,705
                                                                       ---------
    INDEPENDENT (1.5%)
    American General Finance Corp.
       Series G
       5.75%, due 3/15/07                                    250,000     251,934
    Ameriprise Financial, Inc.
       5.35%, due 11/15/10                                   100,000     100,482
    CIT Group, Inc.
       5.75%, due 9/25/07                                    250,000     252,799
       7.75%, due 4/2/12                                     250,000     281,215
    CitiFinancial Credit Co.
       8.70%, due 6/15/10                                    227,000     258,664
    General Electric Capital Corp.
       5.00%, due 6/15/07                                    750,000     750,900
       6.00%, due 6/15/12                                  1,125,000   1,177,991
       Series A
       6.75%, due 3/15/32                                    400,000     464,525
    Household Finance Corp.
       5.75%, due 1/30/07                                    250,000     251,677
    HSBC Finance Corp.
       5.00%, due 6/30/15                                    250,000     240,715
       6.375%, due 10/15/11                                  550,000     579,182
       6.40%, due 6/17/08                                    250,000     257,100
    International Lease Finance Corp.
       Series O
       4.375%, due 11/1/09                                   250,000     241,735
                                                                       ---------
                                                                       5,108,919
                                                                       ---------
    INSURANCE (0.7%)
    Aetna, Inc.
       7.875%, due 3/1/11                                    100,000     111,753
    AIG SunAmerica Global Financing VI
       6.30%, due 5/10/11                              (a)   250,000     264,030
    Allstate Corp. (The)
       5.00%, due 8/15/14                                    150,000     147,627
       7.20%, due 12/1/09                                    100,000     107,269
    American International Group, Inc.
       4.70%, due 10/1/10                              (a)   100,000      98,163
    Aon Corp.
       7.375%, due 12/14/12                                  100,000     111,007
    Assurant, Inc.
       5.625%, due 2/15/14                                   100,000     100,273
    Berkshire Hathaway Finance Corp.

       4.85%, due 1/15/15                                    250,000     243,628
    Chubb Corp.
       5.20%, due 4/1/13                                     100,000      98,698
    Genworth Financial, Inc.
       5.75%, due 6/15/14                                     50,000      51,308
    Hartford Financial Services Group, Inc. (The)
       7.90%, due 6/15/10                                    100,000     110,550
    Marsh & McLennan Cos., Inc.
       5.375%, due 7/15/14                                   100,000      97,580
    MetLife, Inc.
       5.00%, due 11/24/13                                    50,000      49,032
       5.00%, due 6/15/15                                    100,000      97,729
       6.125%, due 12/1/11                                   100,000     104,781
    Nationwide Financial Services, Inc.
       5.10%, due 10/1/15                                     25,000      24,299
    Prudential Financial, Inc.
       Series B
       5.10%, due 9/20/14                                    100,000      98,679
    SAFECO Corp.
       4.20%, due 2/1/08                                     100,000      98,276
    Travelers Property Casualty Corp.
       5.00%, due 3/15/13                                    100,000      97,484
    UnitedHealth Group, Inc.
       5.00%, due 8/15/14                                    100,000      98,431
    WellPoint, Inc.
       5.95%, due 12/15/34                                   150,000     151,438
                                                                       ---------
                                                                       2,362,035
                                                                       ---------
    MANUFACTURING (2.2%)
    Alcoa, Inc.
       6.00%, due 1/15/12                                    250,000     259,749
    American Standard, Inc.
       7.375%, due 2/1/08                                     50,000      51,910
    Black & Decker Corp.
       4.75%, due 11/1/14                                     50,000      46,662
    Boeing Co. (The)
       6.125%, due 2/15/33                                   250,000     270,366
    Caterpillar, Inc.
       5.30%, due 9/15/35                                    313,000     302,106
    Centex Corp.
       7.50%, due 1/15/12                                    100,000     108,300
    Computer Sciences Corp.
       5.00%, due 2/15/13                                    100,000      94,712
    Cooper Industries, Inc.
       5.25%, due 11/15/12                             (a)    50,000      49,844
    CRH America, Inc.
       5.30%, due 10/15/13                                   100,000      98,688
    DaimlerChrysler NA Holding Corp.
       4.05%, due 6/4/08                                     250,000     243,026
       6.40%, due 5/15/06                                    250,000     250,907
       8.50%, due 1/18/31                                    250,000     303,135
    Dow Chemical Co. (The)
       6.00%, due 10/1/12                                    200,000     208,438
       8.55%, due 10/15/09                                    50,000      55,684
    E.I. du Pont de Nemours & Co.
       4.75%, due 11/15/12                                   250,000     243,012
    Eastman Chemical Co.
       7.25%, due 1/15/24                                    100,000     109,102
    Electronic Data Systems Corp.
       Series B
       6.50%, due 8/1/13                                     100,000     102,377
    Emerson Electric Co.
       7.125%, due 8/15/10                                   250,000     271,727
    First Data Corp.

       4.70%, due 8/1/13                                     100,000      94,787
    General Dynamics Corp.
       4.25%, due 5/15/13                                    100,000      94,818
    Goodrich Corp.
       7.00%, due 4/15/38                                     50,000      54,137
    Hewlett-Packard Co.
       3.625%, due 3/15/08                                   250,000     243,031
    Honeywell International, Inc.
       7.50%, due 3/1/10                                     100,000     109,268
    ICI Wilmington, Inc.
       4.375%, due 12/1/08                                   100,000      97,169
    International Business Machines Corp.
       4.25%, due 9/15/09                                    150,000     146,408
       6.50%, due 1/15/28                                    100,000     110,612
       7.50%, due 6/15/13                                    100,000     114,511
    International Paper Co.
       5.25%, due 4/1/16                                     100,000      94,638
       5.85%, due 10/30/12                                   100,000     100,973
    John Deere Capital Corp.
       7.00%, due 3/15/12                                    250,000     272,624
    Johnson Controls, Inc.
       6.00%, due 1/15/36                                     50,000      48,844
    Jones Apparel Group, Inc.
       5.125%, due 11/15/14                                   50,000      46,301
    Lennar Corp.
       5.125%, due 10/1/10                             (a)    50,000      49,005
       Series B
       5.60%, due 5/31/15                                     50,000      48,309
    Litton Industries, Inc.
       8.00%, due 10/15/09                                   100,000     109,432
    Lockheed Martin Corp.
       7.65%, due 5/1/16                                     250,000     293,951
    Lubrizol Corp.
       5.50%, due 10/1/14                                    100,000      99,516
    Masco Corp.
       4.80%, due 6/15/15                                    200,000     185,279
       6.75%, due 3/15/06                                    100,000     100,199
    MDC Holdings, Inc.
       5.375%, due 7/1/15                                     50,000      46,249
    MeadWestvaco Corp.
       6.85%, due 4/1/12                                     100,000     105,444
    Motorola, Inc.
       7.50%, due 5/15/25                                    100,000     118,578
    Newmont Mining Corp.
       8.625%, due 5/15/11                                    50,000      57,401
    Northrop Grumman Corp.
       7.125%, due 2/15/11                                   100,000     108,390
       7.875%, due 3/1/26                                    100,000     124,203
    Praxair, Inc.
       3.95%, due 6/1/13                                     100,000      92,228
    Pulte Homes, Inc.
       7.875%, due 8/1/11                                    100,000     109,351
    Raytheon Co.
       5.50%, due 11/15/12                                   100,000     101,423
       6.40%, due 12/15/18                                   100,000     107,224
       6.75%, due 8/15/07                                     88,000      89,847
    Rohm & Haas Co.
       7.85%, due 7/15/29                                    100,000     125,489
    Textron Financial Corp.
       4.125%, due 3/3/08                                    125,000     122,917
    Toyota Motor Credit Corp.
       4.25%, due 3/15/10                                    100,000      97,714
    United Technologies Corp.
       6.35%, due 3/1/11                                     250,000     264,394

    Weyerhaeuser Co.
       6.75%, due 3/15/12                                   200,000      211,183
       7.375%, due 3/15/32                                  100,000      110,363
                                                                      ----------
                                                                       7,575,955
                                                                      ----------
    SERVICE (2.6%)
    Albertson's, Inc.
       8.00%, due 5/1/31                                    100,000       94,915
    Amgen, Inc.
       4.85%, due 11/18/14                                   50,000       48,568
    Baxter International, Inc.
       4.625%, due 3/15/15                                   50,000       47,133
    Belo Corp.
       8.00%, due 11/1/08                                   100,000      105,469
    Boston Scientific Corp.
       5.50%, due 11/15/15                                   50,000       50,790
    Bristol-Myers Squibb Co.
       5.75%, due 10/1/11                                   250,000      256,198
    Cardinal Health, Inc.
       5.85%, due 12/15/17                                  100,000      101,273
    Cendant Corp.
       6.25%, due 1/15/08                                   200,000      203,194
    Clear Channel Communications, Inc.
       5.50%, due 9/15/14                                   100,000       94,234
       6.00%, due 11/1/06                                   200,000      201,130
       6.875%, due 6/15/18                                  100,000       98,568
    Comcast Cable Communications Holdings, Inc.
       8.375%, due 3/15/13                                  250,000      286,151
    Comcast Cable Communications, Inc.
       7.125%, due 6/15/13                                  250,000      269,157
    Comcast Corp.
       4.95%, due 6/15/16                                   100,000       92,931
       5.65%, due 6/15/35                                   200,000      180,571
    COX Communications, Inc.
       3.875%, due 10/1/08                                   40,000       38,482
       5.45%, due 12/15/14                                  100,000       96,786
       7.75%, due 8/15/06                                   100,000      101,227
       7.75%, due 11/1/10                                   200,000      215,519
    CVS Corp.
       4.875%, due 9/15/14                                   50,000       47,842
    Eli Lilly & Co.
       4.50%, due 3/15/18                                   100,000       92,601
    Federated Department Stores, Inc.
       6.625%, due 9/1/08                                   100,000      103,229
    FedEx Corp.
       2.65%, due 4/1/07                                     50,000       48,622
    Genentech, Inc.
       4.75%, due 7/15/15                                   100,000       96,454
    GlaxoSmithKline Capital, Inc.
       4.375%, due 4/15/14                                  100,000       95,120
    Harrah's Operating Co., Inc.
       5.375%, due 12/15/13                                 100,000       97,277
       5.625%, due 6/1/15                                    50,000       48,880
       8.00%, due 2/1/11                                    100,000      110,376
    Historic TW, Inc.
       6.625%, due 5/15/29                                  250,000      250,232
    IAC/InterActiveCorp.
       7.00%, due 1/15/13                                   100,000      103,723
    Knight-Ridder, Inc.
       6.875%, due 3/15/29                                   50,000       42,449
    Kroger Co. (The)
       5.50%, due 2/1/13                                    250,000      245,737
    Lowe's Cos., Inc.
       6.875%, due 2/15/28                                  100,000      115,609

    Marriott International, Inc.
       4.625%, due 6/15/12                                   50,000       47,666
    May Department Stores Co. (The)
       5.95%, due 11/1/08                                    50,000       50,905
       6.65%, due 7/15/24                                    50,000       52,114
       6.70%, due 9/15/28                                   100,000      103,917
    Merck & Co., Inc.
       4.75%, due 3/1/15                                    250,000      237,864
    News America, Inc.
       5.30%, due 12/15/14                                  200,000      196,544
       7.25%, due 5/18/18                                   100,000      110,246
    Oracle Corp.
       5.00%, due 1/15/11                               (a) 100,000       99,133
    Pfizer, Inc.
       4.65%, due 3/1/18                                    300,000      283,524
    Quest Diagnostics, Inc.
       5.125%, due 11/1/10                              (a)  50,000       49,861
    R.R. Donnelley & Sons Co.
       5.50%, due 5/15/15                                   100,000       95,376
    Republic Services, Inc.
       6.75%, due 8/15/11                                    50,000       53,359
    Safeway, Inc.
       5.80%, due 8/15/12                                   200,000      199,673
    Schering-Plough Corp.
       6.75%, due 12/1/33                                   100,000      111,746
    Science Applications International Corp.
       6.25%, due 7/1/12                                    100,000      102,160
    Target Corp.
       5.875%, due 3/1/12                                   250,000      260,768
    Time Warner, Inc.
       6.75%, due 4/15/11                                   250,000      262,169
       6.875%, due 5/1/12                                   125,000      132,753
       7.625%, due 4/15/31                                  150,000      166,634
    Viacom, Inc.
       5.50%, due 5/15/33                                   100,000       87,391
       5.625%, due 8/15/12                                  350,000      348,954
    Wal-Mart Stores, Inc.
       4.75%, due 8/15/10                                   150,000      148,744
       5.25%, due 9/1/35                                    250,000      238,454
       6.875%, due 8/10/09                                  250,000      265,450
    Walt Disney Co. (The)
       6.375%, due 3/1/12                                   250,000      263,897
       6.75%, due 3/30/06                                   100,000      100,316
    Waste Management, Inc.
       5.00%, due 3/15/14                                    50,000       48,441
       7.00%, due 10/15/06                                  100,000      101,347
       7.125%, due 12/15/17                                 100,000      109,621
    Wyeth
       5.50%, due 3/15/13                                   250,000      251,591
       5.50%, due 2/1/14                                     50,000       50,353
       6.45%, due 2/1/24                                    100,000      106,853
    Yum! Brands, Inc.
       8.875%, due 4/15/11                                  100,000      114,207
                                                                      ----------
                                                                       8,932,478
                                                                      ----------
    TELECOM (1.1%)
    ALLTEL Corp.
       4.656%, due 5/17/07                                  100,000       99,538
       7.00%, due 7/1/12                                    250,000      273,129
    BellSouth Corp.
       5.20%, due 9/15/14                                   100,000       98,569
       6.00%, due 11/15/34                                  100,000       97,765
       6.875%, due 10/15/31                                 250,000      268,619
    CenturyTel, Inc.

       Series H
       8.375%, due 10/15/10                                 100,000      110,387
    Cingular Wireless LLC
       6.50%, due 12/15/11                                  100,000      106,420
    New Cingular Wireless Services, Inc.
       7.35%, due 3/1/06                                    150,000      150,300
       8.125%, due 5/1/12                                   100,000      114,960
       8.75%, due 3/1/31                                    100,000      131,042
    SBC Communications, Inc.
       5.10%, due 9/15/14                                   200,000      193,902
       5.875%, due 2/1/12                                   100,000      102,102
       6.15%, due 9/15/34                                   250,000      246,143
    Sprint Capital Corp.
       6.875%, due 11/15/28                                 100,000      108,346
       8.375%, due 3/15/12                                  500,000      576,876
       8.75%, due 3/15/32                                   100,000      130,772
    Verizon Global Funding Corp.
       6.125%, due 6/15/07                                  250,000      253,560
       7.75%, due 12/1/30                                   350,000      406,583
    Verizon Pennsylvania, Inc.
       Series A
       5.65%, due 11/15/11                                  250,000      249,440
                                                                      ----------
                                                                       3,718,453
                                                                      ----------
    TRANSPORTATION (0.3%)
    Burlington Northern Santa Fe Corp.
       6.75%, due 7/15/11                                   100,000      107,231
       7.125%, due 12/15/10                                 100,000      108,309
    CSX Corp.
       6.30%, due 3/15/12                                   100,000      105,140
    CSX Transportation, Inc.
       7.875%, due 5/15/43                                  100,000      127,134
    Norfolk Southern Corp.
       5.64%, due 5/17/29                                   144,000      141,551
       6.00%, due 4/30/08                                   100,000      101,644
       7.05%, due 5/1/37                                    100,000      117,504
    Union Pacific Corp.
       5.75%, due 10/15/07                                  100,000      101,156
       6.125%, due 1/15/12                                  100,000      104,487
       6.65%, due 1/15/11                                   100,000      105,979
                                                                      ----------
                                                                       1,120,135
                                                                      ----------
    UTILITY - OTHER (0.2%)
    Exelon Corp.
       6.75%, due 5/1/11                                    200,000      212,036
    PSE&G Power LLC
       6.375%, due 5/1/08                                   250,000      256,239
       7.75%, due 4/15/11                                   100,000      110,500
                                                                      ----------
                                                                         578,775
                                                                      ----------
    Total Corporate Bonds
       (Cost $62,564,493)                                             62,171,033
                                                                      ----------
    FOREIGN BONDS (3.3%)
    BANKS (0.5%)
    Bank of Tokyo-Mitsubishi, Ltd. (The)
       8.40%, due 4/15/10                                     100,000    111,667
    HSBC Holdings PLC
       7.50%, due 7/15/09                                     250,000    268,063
    International Bank of Reconstruction & Development
       (zero coupon), due 3/11/31                             504,000    137,510
    Korea Development Bank

       4.25%, due 11/13/07                                  100,000       98,603
    Kreditanstalt fuer Wiederaufbau
       3.375%, due 1/23/08                                  550,000      536,194
    Landwirtschaftliche Rentenbank
       Series 5
       3.25%, due 6/16/08                                   250,000      241,198
    Royal Bank of Scotland Group PLC
       5.00%, due 11/12/13                                  100,000       98,664
       5.05%, due 1/8/15                                    100,000       98,258
    UFJ Finance Aruba AEC
       6.75%, due 7/15/13                                   100,000      108,187
                                                                      ----------
                                                                       1,698,344
                                                                      ----------
    CONSUMER (0.1%)
    Diageo Capital PLC
       3.375%, due 3/20/08                                  250,000      241,622
                                                                      ----------
    ELECTRIC (0.0%)                                      @
    Scottish Power PLC
       5.375%, due 3/15/15                                  100,000       99,114
                                                                      ----------
    ENERGY (0.0%)                                        @
    Transocean, Inc.
       7.375%, due 4/15/18                                  100,000      116,240
                                                                      ----------
    FINANCE - OTHER (0.0%)                               @
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                             (a)  50,000       49,175
                                                                      ----------
    FOREIGN SOVEREIGN (1.3%)
    Canadian Government
       5.25%, due 11/5/08                                   500,000      509,659
    Italian Republic
       4.375%, due 10/25/06                                 250,000      249,175
       5.625%, due 6/15/12                                  750,000      782,757
    Malaysian Government
       7.50%, due 7/15/11                                   100,000      111,271
    Republic of Chile
       5.50%, due 1/15/13                                   100,000      101,850
    Republic of Finland
       4.75%, due 3/6/07                                    250,000      249,330
    Republic of Korea
       8.875%, due 4/15/08                                  250,000      272,869
    Republic of Poland
       5.25%, due 1/15/14                                   100,000      100,750
    Republic of South Africa
       7.375%, due 4/25/12                                  100,000      110,750
    United Mexican States
       Series A
       5.875%, due 1/15/14                                  750,000      770,625
       Series A
       6.375%, due 1/16/13                                  550,000      582,450
       Series A
       6.75%, due 9/27/34                               (b) 150,000      160,500
       7.50%, due 1/14/12                                   250,000      278,000
       Series A
       8.50%, due 2/1/06                                    250,000      250,000
                                                                      ----------
                                                                       4,529,986
                                                                      ----------
    INDEPENDENT (0.1%)
    CIT Group Co. of Canada
       5.20%, due 6/1/15                                    200,000      195,625
                                                                      ----------
    INSURANCE (0.1%)

    Axa
       8.60%, due 12/15/30                                  105,000      138,924
    XL Capital, Ltd.
       5.25%, due 9/15/14                                    50,000       48,680
                                                                      ----------
                                                                         187,604
                                                                      ----------
    MANUFACTURING (0.2%)
    Alcan, Inc.
       5.00%, due 6/1/15                                    100,000       96,382
    BHP Billiton Finance USA, Ltd.
       4.80%, due 4/15/13                                   100,000       97,497
    Celulosa Arauco y Constitucion S.A.
       5.625%, due 4/20/15                                   50,000       49,136
    Hanson Australia Funding, Ltd.
       5.25%, due 3/15/13                                   100,000       97,568
    Stora Enso Oyj
       7.375%, due 5/15/11                                  100,000      107,236
    Tyco International Group S.A.
       6.00%, due 11/15/13                                  100,000      103,185
                                                                      ----------
                                                                         551,004
                                                                      ----------
    REGIONAL GOVERNMENT (0.3%)
    Hydro-Quebec
       Series JL
       6.30%, due 5/11/11                                   250,000      265,423
    Province of British Columbia
       5.375%, due 10/29/08                                 250,000      253,712
    Province of Ontario
       6.00%, due 2/21/06                                   511,000      511,311
                                                                      ----------
                                                                       1,030,446
                                                                      ----------
    SERVICE (0.0%)                                       @
    Thomson Corp. (The)
       6.20%, due 1/5/12                                    100,000      104,627
                                                                      ----------
    TELECOM (0.7%)
    America Movil S.A. de C.V.
       5.75%, due 1/15/15                                   125,000      124,063
    British Telecommunications PLC
       8.375%, due 12/15/10                                 100,000      113,331
       8.875%, due 12/15/30                                 100,000      131,563
    Deutsche Telekom International Finance B.V.
       5.25%, due 7/22/13                                   100,000       98,550
       8.00%, due 6/15/10                                   350,000      387,898
       9.25%, due 6/1/32                                    100,000      134,185
    France Telecom S.A.
       8.50%, due 3/1/31                                    250,000      326,700
    Koninklijke (Royal) KPN N.V.
       8.00%, due 10/1/10                                   100,000      108,887
    Telecom Italia Capital S.A.
       4.95%, due 9/30/14                                   150,000      141,806
       6.00%, due 9/30/34                                   100,000       94,692
       6.375%, due 11/15/33                                 100,000       98,820
    Telefonica Europe BV
       8.25%, due 9/15/30                                   100,000      121,676
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                  100,000       97,763
    Vodafone Group PLC
       7.75%, due 2/15/10                                   250,000      272,788
       7.875%, due 2/15/30                                  100,000      121,706
                                                                      ----------
                                                                       2,374,428
                                                                      ----------
    TRANSPORTATION (0.0%)                                @
    Canadian Pacific Railway Co.

       6.25%, due 10/15/11                                         125,000     131,712
                                                                            ----------
    Total Foreign Bonds
       (Cost $11,338,452)                                                   11,309,927
                                                                            ----------
    U.S. GOVERNMENT & FEDERAL AGENCIES (73.0%)
    FEDERAL HOME LOAN BANK (1.0%)
      3.375%, due 9/14/07                                        1,500,000   1,467,516
      4.25%, due 5/15/09                                 (b)     2,000,000   1,966,352
                                                                             ---------
                                                                             3,433,868
                                                                             ---------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (3.0%)
      4.00%, due 12/15/09                                        3,250,000   3,161,204
      4.125%, due 7/12/10                                        1,085,000   1,054,924
      4.50%, due 7/15/13                                         1,000,000     977,410
      4.50%, due 1/15/15                                         2,000,000   1,948,050
      5.00%, due 7/15/14                                         1,000,000   1,008,832
      6.25%, due 7/15/32                                         1,500,000   1,758,671
                                                                             ---------
                                                                             9,909,091
                                                                             ---------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
    (MORTGAGE PASS-THROUGH SECURITIES) (13.8%)
      4.00%, due 1/1/20                                  (c)         7,227       6,882
      4.00%, due 2/1/20                                  (c)        23,580      22,404
      4.00%, due 4/1/20                                  (c)         2,582       2,453
      4.50%, due 8/1/20                                  (c)     4,769,521   4,634,158
      4.50%, due 11/1/20                                 (c)       990,815     961,597
      4.50%, due 8/1/33                                  (c)       420,589     395,750
      4.50%, due 6/1/34                                  (c)       486,739     457,053
      4.50%, due 5/1/35                                  (c)       924,660     866,595
      4.50%, due 6/1/35                                  (c)       978,563     917,113
      4.50%, due 8/1/35                                  (c)       976,945     915,596
      5.00%, due 5/1/18                                  (c)       579,770     573,881
      5.00%, due 6/1/18                                  (c)       300,624     297,509
      5.00%, due 7/1/18                                  (c)       872,775     863,811
      5.00%, due 9/1/18                                  (c)     1,148,515   1,137,067
      5.00%, due 11/1/18                                 (c)       900,388     891,059
      5.00%, due 12/1/18                                 (c)       365,170     361,386
      5.00%, due 11/1/20                                 (c)     2,966,883   2,931,412
      5.00%, due 2/1/21                              TBA (d)     3,000,000   2,962,500
      5.00%, due 4/1/35                                  (c)       489,558     472,845
      5.00%, due 7/1/35                                  (c)     1,456,237   1,406,520
      5.00%, due 8/1/35                                  (c)     4,410,321   4,259,751
      5.00%, due 9/1/35                                  (c)     2,465,034   2,380,877
      5.00%, due 10/1/35                                 (c)     1,984,309   1,916,564
      5.50%, due 3/1/17                                  (c)       240,958     242,520
      5.50%, due 7/1/17                                  (c)       130,344     131,177
      5.50%, due 10/1/17                                 (c)       460,173     463,027
 &    5.50%, due 7/1/35                                  (c)     4,807,986   4,761,085
      5.50%, due 8/1/35                                  (c)     4,347,888   4,305,476
      5.50%, due 1/1/36                                  (c)     3,000,000   2,970,736
      6.00%, due 12/1/13                                 (c)        13,699      13,962
      6.00%, due 4/1/14                                  (c)        39,246      39,994
      6.00%, due 2/1/17                                  (c)       145,259     148,046
      6.00%, due 3/1/17                                  (c)       138,855     141,523
      6.00%, due 5/1/17                                  (c)       259,240     264,229
      6.00%, due 7/1/17                                  (c)        77,590      79,083
      6.00%, due 8/1/17                                  (c)        34,835      35,503
      6.00%, due 3/1/29                                  (c)        43,878      44,456
      6.00%, due 6/1/31                                  (c)       140,645     142,350
      6.00%, due 2/1/36                              TBA (d)     1,200,000   1,212,000
      6.50%, due 4/1/11                                  (c)         7,681       7,880
      6.50%, due 5/1/11                                  (c)         7,049       7,230
      6.50%, due 10/1/11                                 (c)         6,190       6,350

      6.50%, due 6/1/14                           (c)        50,863       52,174
      6.50%, due 4/1/17                           (c)        26,947       27,650
      6.50%, due 5/1/17                           (c)        84,133       86,329
      6.50%, due 12/1/24                          (c)        91,376       93,625
      6.50%, due 11/1/25                          (c)        56,116       57,778
      6.50%, due 5/1/26                           (c)        17,902       18,342
      6.50%, due 3/1/27                           (c)        19,476       20,038
      6.50%, due 5/1/31                           (c)        46,063       47,278
      6.50%, due 8/1/31                           (c)        37,280       38,264
      6.50%, due 1/1/32                           (c)       176,953      181,622
      6.50%, due 3/1/32                           (c)       187,373      192,282
      6.50%, due 4/1/32                           (c)        56,666       58,147
      6.50%, due 7/1/32                           (c)        48,900       50,179
      6.50%, due 1/1/34                           (c)       303,303      310,700
      7.00%, due 6/1/11                           (c)        14,119       14,563
      7.00%, due 11/1/11                          (c)         4,356        4,495
      7.00%, due 4/1/26                           (c)        18,460       19,204
      7.00%, due 7/1/26                           (c)         2,590        2,694
      7.00%, due 12/1/27                          (c)        33,343       34,661
      7.00%, due 1/1/30                           (c)        16,796       17,437
      7.00%, due 3/1/31                           (c)        99,523      103,301
      7.00%, due 10/1/31                          (c)        49,203       51,071
      7.00%, due 3/1/32                           (c)       168,541      174,939
      7.50%, due 9/1/11                           (c)         4,363        4,559
      7.50%, due 10/1/11                          (c)        16,428       17,163
      7.50%, due 1/1/26                           (c)         5,642        5,932
      7.50%, due 11/1/26                          (c)         1,339        1,408
      7.50%, due 3/1/27                           (c)         1,652        1,736
      7.50%, due 2/1/30                           (c)         3,428        3,596
      7.50%, due 2/1/32                           (c)       103,497      108,535
      8.00%, due 7/1/26                           (c)        13,921       14,882
                                                                      ----------
                                                                      46,465,994
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (1.7%)
      3.25%, due 11/15/07                         (c)     1,000,000      973,829
      3.25%, due 8/15/08                          (c)     2,000,000    1,927,656
      4.625%, due 10/15/13                        (c)     2,000,000    1,969,956
      6.21%, due 8/6/38                           (c)       475,000      557,422
                                                                      ----------
                                                                       5,428,863
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (16.3%)
      4.50%, due 1/1/20                           (c)     1,374,810    1,338,155
      4.50%, due 7/1/20                           (c)     2,721,083    2,642,466
      5.00%, due 10/1/17                          (c)        43,649       43,222
      5.00%, due 11/1/17                          (c)       360,034      356,506
      5.00%, due 12/1/17                          (c)       289,766      286,927
      5.00%, due 2/1/18                           (c)       390,803      386,751
      5.00%, due 7/1/18                           (c)       139,565      138,117
      5.00%, due 8/1/18                           (c)       874,687      865,617
      5.00%, due 11/1/18                          (c)       458,277      453,525
      5.00%, due 1/1/19                           (c)       884,486      874,425
      5.00%, due 1/1/20                           (c)       945,475      934,720
      5.00%, due 6/1/20                           (c)       485,893      480,073
      5.00%, due 10/1/20                          (c)     2,965,428    2,929,913
      5.00%, due 4/1/35                           (c)     2,310,834    2,233,378
      5.00%, due 6/1/35                           (c)     2,926,680    2,828,581
      5.00%, due 7/1/35                           (c)     3,889,497    3,759,126
      5.00%, due 8/1/35                           (c)     1,971,630    1,905,543
      5.50%, due 6/1/16                           (c)         7,048        7,103
      5.50%, due 11/1/16                          (c)       235,037      236,817
      5.50%, due 2/1/17                           (c)        19,223       19,361
      5.50%, due 6/1/17                           (c)       135,552      136,491
      5.50%, due 8/1/17                           (c)       162,702      163,829
      5.50%, due 8/1/19                           (c)       401,530      404,086

      5.50%, due 10/1/19                             (c)    307,070      309,024
      5.50%, due 2/1/21                           TBA(d)     98,471       99,056
      5.50%, due 4/1/34                              (c)    351,733      348,291
      5.50%, due 5/1/34                              (c)    824,491      816,425
      5.50%, due 6/1/34                              (c)     31,544       31,235
      5.50%, due 7/1/34                              (c)    770,454      762,916
      5.50%, due 9/1/34                              (c)    485,773      481,020
      5.50%, due 10/1/34                             (c)  2,326,376    2,303,615
      5.50%, due 2/1/35                              (c)     29,964       29,652
      5.50%, due 3/1/35                              (c)    985,576      975,345
      5.50%, due 5/1/35                              (c)    971,021      960,941
      5.50%, due 6/1/35                              (c)    516,598      511,236
      5.50%, due 7/1/35                              (c)  2,785,176    2,756,265
      5.50%, due 8/1/35                              (c)  1,395,673    1,381,186
      5.50%, due 9/1/35                              (c)    966,452      956,420
 &    5.50%, due 11/1/35                             (c)  4,873,562    4,822,971
      6.00%, due 6/1/16                              (c)    161,010      164,582
      6.00%, due 7/1/16                              (c)     50,412       51,530
      6.00%, due 9/1/16                              (c)     78,870       80,620
      6.00%, due 9/1/17                              (c)     92,981       95,047
      6.00%, due 12/1/28                             (c)      4,337        4,391
      6.00%, due 3/1/29                              (c)      7,070        7,157
      6.00%, due 5/1/29                              (c)      4,609        4,667
      6.00%, due 12/1/29                             (c)      7,929        8,029
      6.00%, due 12/1/30                             (c)      1,172        1,184
      6.00%, due 4/1/31                              (c)      1,870        1,892
      6.00%, due 1/1/32                              (c)      4,216        4,266
      6.00%, due 3/1/34                              (c)     11,526       11,651
 &    6.00%, due 1/1/36                              (c)  9,700,000    9,798,736
      6.50%, due 3/1/11                              (c)        992        1,018
      6.50%, due 4/1/11                              (c)      7,423        7,623
      6.50%, due 6/1/11                              (c)      1,007        1,035
      6.50%, due 9/1/11                              (c)     11,992       12,318
      6.50%, due 10/1/11                             (c)     91,099       93,582
      6.50%, due 11/1/11                             (c)     10,017       10,290
      6.50%, due 6/1/15                              (c)    169,528      174,161
      6.50%, due 4/1/27                              (c)     16,183       16,665
      6.50%, due 2/1/28                              (c)     30,504       31,413
      6.50%, due 7/1/32                              (c)     20,507       21,063
      6.50%, due 8/1/3                               (c)    475,319      488,216
      6.50%, due 9/1/32                              (c)      6,126        6,292
      6.50%, due 1/1/35                              (c)    999,094    1,024,402
      6.50%, due 8/1/35                              (c)    937,413      961,160
      6.50%, due 9/1/35                              (c)     94,014       96,396
      7.00%, due 2/1/09                              (c)     94,483       96,106
      7.00%, due 5/1/11                              (c)      2,669        2,753
      7.00%, due 6/1/11                              (c)     11,714       12,053
      7.00%, due 10/1/11                             (c)        675          696
      7.00%, due 11/1/11                             (c)     16,994       17,545
      7.00%, due 4/1/26                              (c)      8,149        8,493
      7.00%, due 5/1/26                              (c)     31,068       32,377
      7.00%, due 11/1/26                             (c)      2,700        2,814
      7.00%, due 1/1/28                              (c)        494          513
      7.00%, due 6/1/29                              (c)     25,800       26,860
      7.00%, due 8/1/29                              (c)    184,614      192,159
      7.00%, due 2/1/31                              (c)    185,198      192,591
      7.00%, due 8/1/31                              (c)     16,108       16,757
      7.00%, due 9/1/31                              (c)     42,223       43,899
      7.00%, due 11/1/31                             (c)      3,672        3,818
      7.00%, due 4/1/32                              (c)     41,883       43,546
      7.00%, due 5/1/32                              (c)    113,085      117,563
      7.50%, due 3/1/30                              (c)      4,110        4,305
      7.50%, due 7/1/30                              (c)     22,716       23,794
      7.50%, due 7/1/31                              (c)     88,793       92,974

      7.50%, due 8/1/31                              (c)      2,722        2,851
      8.00%, due 8/1/10                              (c)      1,698        1,769
      8.00%, due 9/1/11                              (c)      2,880        3,024
      8.00%, due 11/1/11                             (c)      6,996        7,391
      8.00%, due 1/1/25                              (c)        263          281
      8.00%, due 6/1/25                              (c)        668          714
      8.00%, due 9/1/25                              (c)      2,047        2,186
      8.00%, due 2/1/26                              (c)      1,266        1,352
      8.00%, due 9/1/26                              (c)     13,919       14,862
      8.00%, due 10/1/26                             (c)      2,060        2,199
      8.00%, due 11/1/26                             (c)      5,625        6,006
      8.00%, due 4/1/27                              (c)      6,388        6,829
      8.00%, due 6/1/27                              (c)     22,418       23,967
      8.00%, due 12/1/27                             (c)     10,523       11,066
      8.00%, due 1/1/28                              (c)     34,922       37,335
      9.50%, due 3/1/16                              (c)     36,488       38,383
      9.50%, due 9/1/17                              (c)     33,115       34,721
      9.50%, due 9/1/19                              (c)      5,441        6,020
                                                                      ----------
                                                                      55,282,288
                                                                      ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       (MORTGAGE PASS-THROUGH SECURITIES)
       (3.0%)
      5.00%, due 4/20/33                             (c)    462,205      453,593
      5.00%, due 9/15/35                             (c)     99,482       98,004
      5.00%, due 2/1/36                           TBA(d)  1,500,000    1,476,563
      5.50%, due 7/15/34                             (c)    498,380      500,766
      5.50%, due 7/20/34                             (c)    432,752      433,763
      5.50%, due 4/15/35                             (c)    958,900      963,452
      5.50%, due 10/15/35                            (c)    972,633      977,249
      5.50%, due 12/20/35                            (c)  1,000,001    1,001,318
      6.00%, due 3/20/29                             (c)    119,759      122,528
      6.00%, due 7/15/29                             (c)    383,543      393,845
      6.00%, due 1/15/32                             (c)    158,180      162,354
      6.00%, due 12/15/32                            (c)     99,775      102,408
      6.00%, due 11/15/33                            (c)    256,268      263,014
      6.00%, due 1/20/35                             (c)    392,348      400,808
      6.00%, due 6/15/35                             (c)    437,677      448,756
      6.00%, due 2/1/36                           TBA(d)  1,000,000    1,024,688
      6.50%, due 3/15/28                             (c)    185,395      194,390
      6.50%, due 3/20/31                             (c)     90,059       93,535
      6.50%, due 7/15/31                             (c)     50,957       53,338
      6.50%, due 11/15/33                            (c)    882,298      923,119
      6.50%, due 6/15/35                             (c)     47,625       49,852
      7.00%, due 3/15/07                             (c)      3,374        3,390
      7.00%, due 11/15/11                            (c)     20,458       20,970
      7.00%, due 2/15/26                             (c)      6,517        6,862
      7.00%, due 4/15/26                             (c)      2,348        2,473
      7.00%, due 6/15/29                             (c)        661          695
      7.00%, due 12/15/29                            (c)     11,612       12,207
      7.00%, due 5/15/31                             (c)      4,409        4,631
      7.00%, due 8/15/31                             (c)     64,715       67,972
      7.00%, due 8/20/31                             (c)    116,348      121,513
      7.00%, due 8/15/32                             (c)    166,087      174,452
      7.50%, due 1/15/09                             (c)      1,082        1,122
      7.50%, due 9/15/11                             (c)     44,967       47,196
      7.50%, due 3/15/26                             (c)      5,972        6,304
      7.50%, due 10/15/26                            (c)     13,626       14,383
      7.50%, due 11/15/26                            (c)      6,573        6,938
      7.50%, due 1/15/30                             (c)     23,399       24,644
      7.50%, due 10/15/30                            (c)     15,992       16,843
      7.50%, due 3/15/32                             (c)     89,960       94,751
      8.00%, due 6/15/26                             (c)        640          687
      8.00%, due 9/15/26                             (c)      1,847        1,981
      8.00%, due 10/15/26                            (c)        874          937
      8.00%, due 11/15/26                            (c)      2,948        3,162
      8.00%, due 5/15/27                             (c)        903          969

      8.00%, due 7/15/27                         (c)         1,911         2,049
      8.00%, due 9/15/27                         (c)         1,120         1,201
      8.00%, due 11/15/30                        (c)        81,142        86,947
      8.50%, due 7/15/26                         (c)         1,807         1,955
      8.50%, due 11/15/26                        (c)        10,334        11,179
                                                                     -----------
                                                                      10,875,756
                                                                     -----------
    UNITED STATES TREASURY BONDS (4.7%)
 &    5.375%, due 2/15/31                        (b)     6,131,000     6,749,367
      6.00%, due 2/15/26                         (c)     2,500,000     2,901,465
      6.25%, due 8/15/23                         (c)     2,600,000     3,060,689
      6.25%, due 5/15/30                         (c)     1,007,000     1,228,028
      7.50%, due 11/15/16                        (c)       403,000       500,491
      8.75%, due 5/15/17                         (b)       252,000       342,080
      8.875%, due 2/15/19                        (c)       302,000       424,145
      9.875%, due 11/15/15                       (c)       302,000       427,578
                                                                     -----------
                                                                      15,633,843
                                                                     -----------
    UNITED STATES TREASURY NOTES (29.5%)
 &    3.125%, due 5/15/07                        (c)     5,000,000     4,910,155
      3.125%, due 9/15/08                        (c)     3,500,000     3,381,739
 &    3.375%, due 2/15/08                        (b)    18,920,000    18,501,698
      3.375%, due 9/15/09                        (c)     1,000,000       962,812
 &    3.375%, due 10/15/09                       (b)     9,000,000     8,657,577
      3.625%, due 6/30/07                        (c)     3,005,000     2,966,852
      3.625%, due 6/15/10                        (c)     1,000,000       965,703
      3.75%, due 3/31/07                         (c)     3,000,000     2,971,641
      3.875%, due 5/15/09                        (c)     2,500,000     2,452,638
      4.00%, due 8/31/07                         (c)     4,050,000     4,016,620
      4.00%, due 2/15/14                         (b)     4,525,000     4,358,847
      4.25%, due 10/31/07                        (c)       900,000       895,605
 &    4.25%, due 11/30/07                        (b)     8,350,000     8,308,901
      4.25%, due 10/15/10                        (c)       700,000       692,371
      4.25%, due 1/15/11                         (b)     4,055,000     4,016,668
      4.25%, due 11/15/14                        (c)     1,850,000     1,809,748
 &    4.375%, due 11/15/08                       (b)    13,025,000    12,986,329
 &    4.50%, due 11/15/15                        (b)    14,370,000    14,336,877
      4.75%, due 5/15/14                         (c)     2,600,000     2,635,953
                                                                     -----------
                                                                      99,828,734
                                                                     -----------
    Total U.S. Government & Federal Agencies
       (Cost $248,746,454)                                           246,858,437
                                                                     -----------

    YANKEE BONDS (1.2%)                          (e)
    BANKS (0.4%)
    Abbey National PLC
       7.95%, due 10/26/29                                100,000        128,034
    Australia & New Zealand Banking Group, Ltd.
       7.55%, due 9/15/06                                 353,000        358,452
    HSBC Bank PLC
       6.95%, due 3/15/11                                 200,000        214,683
    Inter-American Development Bank
       6.80%, due 10/15/25                                604,000        715,642
    Santander Financial Issuances
       6.375%, due 2/15/11                                100,000        105,123
                                                                     -----------
                                                                       1,521,934
                                                                     -----------
    ELECTRIC (0.0%)                               @
    United Utilities PLC
       5.375%, due 2/1/19                                 100,000         95,903
                                                                     -----------
    ENERGY (0.2%)
    Canadian Natural Resources, Ltd.
       5.45%, due 10/1/12                                 100,000        101,222
    EnCana Corp.

       4.75%, due 10/15/13                                100,000         96,742
       6.30%, due 11/1/11                                 100,000        105,911
    Nexen, Inc.
       5.20%, due 3/10/15                                 100,000         98,226
    Petro-Canada
       4.00%, due 7/15/13                                 100,000         92,261
    TransCanada Pipelines, Ltd.
       4.00%, due 6/15/13                                 100,000         93,024
                                                                     -----------
                                                                         587,386
                                                                     -----------
    INSURANCE (0.1%)
    ACE, Ltd.
       6.00%, due 4/1/07                                  175,000        176,517
                                                                     -----------
    MANUFACTURING (0.2%)
    Alcan, Inc.
       6.45%, due 3/15/11                                 100,000        105,158
    Brascan Corp.
       5.75%, due 3/1/10                                   50,000         50,680
    Falconbridge, Ltd.
       8.375%, due 2/15/11                                 75,000         83,639
    Inco, Ltd.
       5.70%, due 10/15/15                                100,000         98,384
    Potash Corp. of Saskatchewan
       7.125%, due 6/15/07                                100,000        102,483
    Teck Cominco, Ltd.
       5.375%, due 10/1/15                                 50,000         49,023
    Tyco International Group S.A.
       6.375%, due 10/15/11                               250,000        261,697
                                                                     -----------
                                                                         751,064
                                                                     -----------
    REGIONAL GOVERNMENT (0.2%)
    Province of Manitoba
       5.50%, due 10/1/08                                 250,000        254,218
    Province of Quebec
       Series NJ
       7.50%, due 7/15/23                                 302,000        379,180
                                                                     -----------
                                                                         633,398
                                                                     -----------
    TELECOM (0.1%)
    TELUS Corp.
       7.50%, due 6/1/07                                  100,000        102,932
       8.00%, due 6/1/11                                  100,000        111,721
                                                                     -----------
                                                                         214,653
                                                                     -----------
    TRANSPORTATION (0.0%)                          @
    Canadian National Railway Co.
       6.375%, due 10/15/11                               100,000        105,904
                                                                     -----------
    Total Yankee Bonds
       (Cost $3,949,212)                                               4,086,759
                                                                     -----------
    Total Long-Term Bonds
       (Cost $330,423,292)                                           328,203,069
                                                                     -----------
    SHORT-TERM INVESTMENTS (23.3%)
    CERTIFICATE OF DEPOSIT (1.2%)

    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                          (f)(g) 4,061,600    4,061,600
                                                                      ----------
    Total Certificate of Deposit
       (Cost $4,061,600)                                               4,061,600
                                                                      ----------
    COMMERCIAL PAPER (3.5%)
    Countrywide Financial Corp.
       4.39%, due 2/13/06                          (c)    1,000,000      998,537
    Den Danske Bank
       4.409%, due 2/6/06                          (f)    4,061,600    4,061,600
    Liberty Street
       4.527%, due 3/15/06                         (f)    2,707,734    2,707,734
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                         (f)    1,353,867    1,353,867
    Ranger Funding LLC
       4.523%, due 3/7/06                          (f)    2,707,734    2,707,734
                                                                      ----------
    Total Commercial Paper
       (Cost $11,829,472)                                             11,829,472
                                                                      ----------

                                                            SHARES        VALUE
                                                          ----------   ----------
    INVESTMENT COMPANY (4.2%)
    BGI Institutional Money Market Fund            (f)    14,237,685   14,237,685
                                                                       ----------
    Total Investment Company
       (Cost $14,237,685)                                              14,237,685
                                                                       ----------

                                                           PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ----------   ---------
    REPURCHASE AGREEMENT (1.6%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       2/1/06 Proceeds at Maturity $5,414,160
       (Collateralized by various bonds
       with a Principal Amount of $5,552,597
       and Market Value of $5,559,220)             (f)    $5,415,467   5,415,467
                                                                       ---------
    Total Repurchase Agreement
       (Cost $5,415,467)                                               5,415,467
                                                                       ---------
    TIME DEPOSITS (9.6%)
    Bank of America
       4.52%, due 3/27/06                          (f)(g)  4,061,600   4,061,600
    Bank of Nova Scotia
       4.50%, due 3/24/06                          (f)     2,707,734   2,707,734
    Barclays
       4.425%, due 3/6/06                          (f)     2,707,734   2,707,734
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                          (f)     4,061,600   4,061,600
    Deutsche Bank
       4.29%, due 2/1/06                           (f)     1,353,867   1,353,867
    Dexia Group
       4.52%, due 3/27/06                          (f)     2,707,734   2,707,734
    First Tennessee National Corp.
       4.39%, due 2/13/06                          (f)     2,707,734   2,707,734
    Fortis Bank
       4.35%, due 2/8/06                           (f)     2,707,734   2,707,734
    National Australia Bank
       4.46%, due 2/1/06                           (f)     4,061,600   4,061,600
    Societe Generale
       4.50%, due 2/6/06                           (f)     2,707,734   2,707,734
    Wells Fargo & Co.
       4.50%, due 3/20/06                          (f)     2,707,734   2,707,734

                                                                   ------------
    Total Time Deposits
       (Cost $32,492,805)                                            32,492,805
                                                                   ------------
    U.S. GOVERNMENT & FEDERAL AGENCY (3.2%)
    Federal Home Loan Mortgage Corporation
       (Discount Notes)
       4.35%, due 2/1/06                               1,535,000      1,535,000
    United States Treasury Bills
       3.672%, due 2/2/06                         (c)  9,000,000      8,999,082
       4.29%, due 3/2/06                          (c)    300,000        298,983
                                                                   ------------
    Total U.S. Government & Federal Agency
       (Cost $10,833,154)                                            10,833,065
                                                                   ------------
    Total Short-Term Investments
       (Cost $78,870,183)                                            78,870,094
                                                                   ------------
    Total Investments
       (Cost $409,293,475)                        (h)      120.3%   407,073,163 (i)
    Liabilities in Excess of
       Cash and Other Assets                               (20.3)   (68,685,189)
                                                       ---------   ------------
    Net Assets                                             100.0%  $338,387,974
                                                       =========   ============

                                                        CONTRACTS    UNREALIZED
                                                           LONG     DEPRECIATION (j)
                                                        ---------   ------------
    FUTURES CONTRACTS (-0.0%)                      @
    UNITED STATES (-0.0%)                          @
    United States Treasury Notes
       March 2006 (5 Year)                                  30       ($14,063)
                                                                      -------
    Total Future Contracts
       (Settlement Value $3,172,031)                                 ($14,063)
                                                                      =======

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2006 is $6,774,807.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(h)  The cost for federal income tax purposes is $409,392,046.

(i) At January 31, 2006, net unrealized depreciation was $2,318,883 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $2,286,557 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,605,440.

(j) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2006

(k) The combined market value of U.S. Government & Federal Agencies investments and settlement value of U.S. Treasure Note futures contracts represents 73.9% of net assets.

MAINSTAY INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
    LONG-TERM BONDS (89.9%)                           +
    ASSET-BACKED SECURITIES (2.6%)
    CONSUMER FINANCE (1.2%)
    Harley-Davidson Motorcycle Trust
       Series 2004-1, Class A2
       2.53%, due 11/15/11                               $1,695,000   $1,637,533
                                                                      ----------
    CONSUMER LOANS (0.5%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A4
       5.55%, due 10/20/23                                  675,000      696,837
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (0.4%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                                   460,000      460,740
                                                                      ----------
    ELECTRIC (0.5%)
    AES Eastern Energy, L.P.
       Series 1999-A
       9.00%, due 1/2/17                                     50,548       56,993
    Public Service New Hampshire Funding LLC
       Pass-Through Certificates
       Series 2002-1, Class A
       4.58%, due 2/1/10                                    664,999      662,487
                                                                      ----------
                                                                         719,480
                                                                      ----------
    THRIFTS & MORTGAGE FINANCE (0.0%)                 @
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                    38,225       38,264
                                                                      ----------
    Total Asset-Backed Securities
       (Cost $3,603,913)                                               3,552,854
                                                                      ----------
    CONVERTIBLE BONDS (0.0%)                          @
    HEALTH CARE SERVICES (0.0%)                       @
    Laboratory Corp. of America Holdings
       (zero coupon), due 9/11/21                            40,000       32,550
                                                                      ----------
    MEDIA (0.0%)                                      @
    UnitedGlobalCom, Inc.
       1.75%, due 4/15/24                            (a)     10,000       10,838
                                                                      ----------
    Total Convertible Bonds
       (Cost $42,326)                                                     43,388
                                                                      ----------
    CORPORATE BONDS (14.4%)
    AEROSPACE & DEFENSE (0.0%)                        @

    Sequa Corp.
       9.00%, due 8/1/09                                     25,000       27,125
                                                                       ---------
    AGRICULTURE (0.6%)
    Cargill, Inc.
       4.375%, due 6/1/13                            (a)    245,000      230,801
       5.00%, due 11/15/13                           (a)    570,000      557,034
                                                                       ---------
                                                                         787,835
                                                                       ---------
    AIRLINES (0.3%)
    Delta Air Lines, Inc.
       8.30%, due 12/15/29                           (b)     40,000        9,650
    Southwest Airlines Co.
       5.125%, due 3/1/17                                   425,000      397,405
                                                                       ---------
                                                                         407,055
                                                                       ---------
    AUTO PARTS & EQUIPMENT (0.3%)
    Collins & Aikman Products Co.
       12.875%, due 8/15/12                          (a)(b)  25,000        1,625
    Goodyear Tire & Rubber Co. (The)
       6.625%, due 12/1/06                                   15,000       15,000
       11.25%, due 3/1/11                                    20,000       22,350
    Johnson Controls, Inc.
       5.50%, due 1/15/16                                   400,000      395,470
                                                                       ---------
                                                                         434,445
                                                                       ---------
    BANKS (0.3%)
    Wachovia Capital Trust III
       5.80%, due 8/29/49                            (c)    385,000      385,780
                                                                       ---------
    BUILDING MATERIALS (0.0%)                         @
    Dayton Superior Corp.
       10.75%, due 9/15/08                                   20,000       19,700
                                                                       ---------
    CHEMICALS (0.0%)                                  @
    Equistar Chemicals, L.P.
       10.125%, due 9/1/08                                    5,000        5,450
       10.625%, due 5/1/11                                   15,000       16,500
    Terra Capital, Inc.
       12.875%, due 10/15/08                                 20,000       23,000
                                                                       ---------
                                                                          44,950
                                                                       ---------
    COMMERCIAL SERVICES (0.0%)                        @
    Williams Scotsman, Inc.
       8.50%, due 10/1/15                            (a)      5,000        5,175
                                                                       ---------
    COMPUTERS (0.0%)                                  @
    SunGard Data Systems, Inc.
       3.75%, due 1/15/09                                    15,000       13,725
       4.875%, due 1/15/14                                    5,000        4,350
       9.125%, due 8/15/13                           (a)     10,000       10,400
       10.25%, due 8/15/15                           (a)     15,000       15,075
                                                                       ---------
                                                                          43,550
                                                                       ---------
    DIVERSIFIED FINANCIAL SERVICES (1.4%)
    American Real Estate Partners, L.P.
       8.125%, due 6/1/12                                    35,000       36,575
    Bear Stearns Cos., Inc. (The)
       4.00%, due 1/31/08                                   450,000      441,819
    Dollar Financial Group, Inc.

       9.75%, due 11/15/11                                   15,000       15,506
    General Motors Acceptance Corp.
       5.625%, due 5/15/09                                   20,000       18,739
       6.75%, due 12/1/14                            (d)     15,000       14,216
       8.00%, due 11/1/31                            (d)     55,000       56,080
    HSBC Finance Corp.
       7.25%, due 5/15/06                                   208,000      209,366
    JPMorgan Chase Capital XVII
       5.85%, due 8/1/35                                    300,000      294,379
    LaBranche & Co., Inc.
       11.00%, due 5/15/12                                   15,000       16,650
    OMX Timber Finance Investments LLC
       Series 1
       5.42%, due 1/29/20                            (a)    255,000      253,307
    Rainbow National Services LLC
       8.75%, due 9/1/12                             (a)     15,000       16,069
    Residential Capital Corp.
       6.375%, due 6/30/10                                  435,000      445,905
    Vanguard Health Holding Co. II LLC
       9.00%, due 10/1/14                                    15,000       15,825
                                                                       ---------
                                                                       1,834,436
                                                                       ---------
    ELECTRIC (1.5%)
    American Electric Power Co., Inc.
       Series C
       5.375%, due 3/15/10                                  215,000      215,860
    Kiowa Power Partners LLC
       Series B
       5.737%, due 3/30/21                           (a)    725,000      702,713
    NiSource Finance Corp.
       5.45%, due 9/15/20                                   265,000      253,631
    NRG Energy, Inc.
       7.25%, due 2/1/14                                      5,000        5,069
       7.375%, due 2/1/16                                    15,000       15,262
    PSE&G Energy Holdings LLC
       8.625%, due 2/15/08                                   20,000       21,050
    Tenaska Virginia Partners, L.P.
       6.119%, due 3/30/24                           (a)    861,889      872,662
                                                                       ---------
                                                                       2,086,247
                                                                       ---------
    ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)          @
    Spectrum Brands, Inc.
       8.50%, due 10/1/13                                    20,000       17,150
                                                                       ---------
    ELECTRONICS (0.1%)
    Fisher Scientific International, Inc.
       6.75%, due 8/15/14                                    55,000       57,131
                                                                       ---------
    ENTERTAINMENT (0.0%)                              @
    Mohegan Tribal Gaming Authority
       8.00%, due 4/1/12                                      5,000        5,269
                                                                       ---------
    ENVIRONMENTAL CONTROL (0.0%)                      @
    Geo Sub Corp.
       11.00%, due 5/15/12                                   20,000       19,300
                                                                       ---------
    FOOD (0.3%)
    Chiquita Brands International, Inc.
       7.50%, due 11/1/14                                     5,000        4,400
    Pinnacle Foods Holding Corp.

       8.25%, due 12/1/13                                    11,000       10,587
    Safeway, Inc.
       6.50%, due 3/1/11                                    355,000      367,811
                                                                      ----------
                                                                         382,798
                                                                      ----------
    FOREST PRODUCTS & PAPER (0.0%)                   @
    Georgia-Pacific Corp.
       8.875%, due 5/15/31                                   50,000       51,500
                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (0.2%)
    Ameripath, Inc.
       10.50%, due 4/1/13                                    20,000       21,100
    Quest Diagnostics, Inc.
       5.45%, due 11/1/15                           (a)     190,000      189,415
                                                                      ----------
                                                                         210,515
                                                                      ----------
    HEALTH CARE SERVICES (0.7%)
    Highmark, Inc.
       6.80%, due 8/15/13                           (a)     920,000      987,300
                                                                      ----------
    HOME BUILDERS (0.4%)
    K Hovnanian Enterprises, Inc.
       6.25%, due 1/15/16                                   585,000      548,768
                                                                      ----------
    INSURANCE (0.3%)
    Ambac Financial Group, Inc.
       5.95%, due 12/5/35                                   320,000      322,653
    Crum & Forster Holdings Corp.
       10.375%, due 6/15/13                                  20,000       21,150
                                                                      ----------
                                                                         343,803
                                                                      ----------
    IRON & STEEL (0.0%)                              @
    United States Steel LLC
       9.75%, due 5/15/10                                    15,000       16,350
                                                                      ----------
    LODGING (0.0%)                                   @
    MGM Mirage, Inc.
       8.375%, due 2/1/11                                     5,000        5,375
       8.50%, due 9/15/10                                    10,000       10,850
                                                                      ----------
                                                                          16,225
                                                                      ----------
    MEDIA (1.4%)
    Clear Channel Communications, Inc.
       5.50%, due 12/15/16                                  550,000      502,395
    Paxson Communications Corp.
       7.777%, due 1/15/12                          (a)(c)   10,000        9,950
    Time Warner Entertainment Co., L.P.
       10.15%, due 5/1/12                                 1,081,000    1,309,779
    Ziff Davis Media, Inc.
       10.25%, due 5/1/12                           (c)      30,000       26,700
                                                                      ----------
                                                                       1,848,824
                                                                      ----------
    MISCELLANEOUS - MANUFACTURING (0.1%)
    Mark IV Industries, Inc.
       7.50%, due 9/1/07                                     60,000       55,800
                                                                      ----------
    OIL & GAS (0.7%)
    Enterprise Products Operating, L.P.
       Series B
       6.65%, due 10/15/34                                  535,000      551,688

    Forest Oil Corp.
       8.00%, due 12/15/11                                   10,000       10,950
    Mission Resources Corp.
       9.875%, due 4/1/11                                     5,000        5,300
    Parker Drilling Co.
       9.625%, due 10/1/13                                   15,000       16,837
    Pemex Project Funding Master Trust
       6.625%, due 6/15/35                          (a)     405,000      405,405
    Whiting Petroleum Corp.
       7.00%, due 2/1/14                            (a)       5,000        5,025
                                                                      ----------
                                                                         995,205
                                                                      ----------
    OIL & GAS SERVICES (0.0%)                        @
    Lone Star Technologies, Inc.
       9.00%, due 6/1/11                                     25,000       26,344
                                                                      ----------
    PACKAGING & CONTAINERS (0.0%)                    @
    Owens-Illinois, Inc.
       8.10%, due 5/15/07                                    20,000       20,400
                                                                      ----------
    PHARMACEUTICALS (1.3%)
    Eli Lilly & Co.
       6.77%, due 1/1/36                                    500,000      579,620
    Medco Health Solutions, Inc.
       7.25%, due 8/15/13                                   155,000      169,247
    Teva Pharmaceutical Finance LLC
       6.15%, due 2/1/36                                    335,000      336,555
    Wyeth
       6.00%, due 2/15/36                           (a)     635,000      645,686
                                                                      ----------
                                                                       1,731,108
                                                                      ----------
    PIPELINES (0.9%)
    Dynegy Holdings, Inc.
       9.875%, due 7/15/10                          (a)      25,000       27,375
    El Paso Production Holding Co.
       7.75%, due 6/1/13                                     30,000       31,725
    Energy Transfer Partners, L.P.
       5.95%, due 2/1/15                                    275,000      275,758
    Kern River Funding Corp.
       4.893%, due 4/30/18                          (a)     822,120      799,660
    Pacific Energy Partners, L.P.
       7.125%, due 6/15/14                                   20,000       20,800
    Williams Cos., Inc.
       7.875%, due 9/1/21                                     5,000        5,525
       8.75%, due 3/15/32                                     5,000        5,950
                                                                      ----------
                                                                       1,166,793
                                                                      ----------
    REAL ESTATE (0.1%)
    CB Richard Ellis Services, Inc.
       9.75%, due 5/15/10                                    46,000       49,910
    iStar Financial, Inc.
       6.50%, due 12/15/13                                   35,000       35,805
    Omega Healthcare Investors, Inc.
       7.00%, due 4/1/14                                     30,000       30,450
    Trustreet Properties, Inc.
       7.50%, due 4/1/15                                     25,000       25,125
                                                                      ----------
                                                                         141,290
                                                                      ----------
    RETAIL (1.5%)
    CVS Corp.

       5.789%, due 1/10/26                          (a)     109,367      110,173
    Dayton Hudson Co.
       8.60%, due 1/15/12                                   390,000      458,028
    Harry & David Holdings, Inc.
       9.00%, due 3/1/13                                      5,000        5,075
    Kohl's Corp.
       6.00%, due 1/15/33                                   810,000      779,658
    Toys "R" Us, Inc.
       7.625%, due 8/1/11                                    30,000       24,900
    Wal-Mart Stores, Inc.
       5.25%, due 9/1/35                                    695,000      662,901
                                                                      ----------
                                                                       2,040,735
                                                                      ----------
    TELECOMMUNICATIONS (1.7%)
    Ameritech Capital Funding Corp.
       6.25%, due 5/18/09                                   185,000      189,383
    Dobson Cellular Systems
       8.375%, due 11/1/11                                   10,000       10,650
       9.00%, due 11/1/11                           (c)      10,000       10,400
    GTE California, Inc.
       6.70%, due 9/1/09                                  1,165,000    1,198,861
    PanAmSat Corp.
       9.00%, due 8/15/14                                    12,000       12,615
    Qwest Communications International, Inc.
       7.25%, due 2/15/11                                    20,000       20,100
    Qwest Corp.
       8.875%, due 3/15/12                                   20,000       22,150
       8.875%, due 6/1/31                                     5,000        5,225
    SBC Communications, Inc.
       4.125%, due 9/15/09                                  415,000      399,689
    Triton PCS, Inc.
       8.50%, due 6/1/13                            (d)      15,000       14,175
    Verizon Virginia, Inc.
       Series A
       4.625%, due 3/15/13                                  505,000      469,962
                                                                      ----------
                                                                       2,353,210
                                                                      ----------
    TEXTILES (0.3%)
    Invista
       9.25%, due 5/1/12                            (a)      30,000       31,950
    Mohawk Industries, Inc.
       6.125%, due 1/15/16                                  335,000      336,847
                                                                      ----------
                                                                         368,797
                                                                      ----------
    TRANSPORTATION (0.0%)                            @
    Gulfmark Offshore, Inc.
       7.75%, due 7/15/14                                    20,000       20,900
                                                                      ----------
    Total Corporate Bonds
       (Cost $19,690,889)                                             19,501,813
                                                                      ----------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
    FOREIGN CORPORATE BONDS (5.2%)
    BRAZIL (0.7%)
    CIA Brasileira de Bebidas
       10.50%, due 12/15/11                                   800,000    984,000
                                                                         -------
    CANADA (0.3%)
    Alcan, Inc.

       5.00%, due 6/1/15                                     400,000     385,527
    CanWest Media, Inc.
       8.00%, due 9/15/12                                     30,000      30,375
    Nova Chemicals Corp.
       7.561%, due 11/15/13                            (a)(c)  5,000       5,062
    Quebecor Media, Inc.
       7.75%, due 3/15/16                              (a)    10,000      10,200
    Rogers Wireless, Inc.
       9.625%, due 5/1/11                                      5,000       5,775
                                                                       ---------
                                                                         436,939
                                                                       ---------
    CAYMAN ISLANDS (0.3%)
    Arcel Finance, Ltd.
       6.361%, due 5/1/12                              (a)   450,000     441,846
                                                                       ---------
    CHILE (0.3%)
    Corporacion Nacional del Cobre-Codelco, Inc.
       5.50%, due 10/15/13                             (a)   330,000     333,705
                                                                       ---------
    COLOMBIA (0.7%)
    Bavaria S.A.
       8.875%, due 11/1/10                             (a)   825,000     898,219
                                                                       ---------
    GERMANY (0.3%)
    Citigroup Global Markets (Severstal) Deutschland
       9.25%, due 4/19/14                              (a)   335,000     363,475
    Series REGS
       9.25%, due 4/19/14                                     80,000      86,800
                                                                       ---------
                                                                         450,275
                                                                       ---------
    JAPAN (0.2%)
    Nippon Life Insurance Co.
       4.875%, due 8/9/10                              (a)   250,000     245,641
                                                                       ---------
    LUXEMBOURG (0.5%)
    Gazprom International S.A.
       7.201%, due 2/1/20                              (a)   420,000     446,512
    Millicom International Cellular S.A.
       10.00%, due 12/1/13                                    25,000      27,500
    Tengizchevroil Finance Co. S.A.R.L.
       6.124%, due 11/15/14                            (a)   235,000     236,763
                                                                       ---------
                                                                         710,775
                                                                       ---------
    MEXICO (1.0%)
    Telefonos de Mexico S.A. de C.V.
       4.50%, due 11/19/08                                   415,000     405,716
       5.50%, due 1/27/15                                    250,000     244,291
    United Mexican States
       7.50%, due 1/14/12                                    240,000     266,880
       8.125%, due 12/30/19                                  300,000     366,000
                                                                       ---------
                                                                       1,282,887
                                                                       ---------
    SINGAPORE (0.2%)
    SP PowerAssets, Ltd.
       5.00%, due 10/22/13                             (a)   305,000     302,111
                                                                       ---------
    SOUTH KOREA (0.2%)
    LG Electronics, Inc.
       5.00%, due 6/17/10                              (a)   265,000     258,551
                                                                       ---------

    UNITED KINGDOM (0.5%)
    BSKYB Finance UK PLC
       5.625%, due 10/15/15                            (a)   455,000     447,492
       6.50%, due 10/15/35                             (a)   230,000     226,816
                                                                       ---------
                                                                         674,308
                                                                       ---------
    Total Foreign Corporate Bonds
       (Cost $6,811,418)                                               7,019,257
                                                                       ---------
    MORTGAGE-BACKED SECURITIES (5.3%)
    COMMERCIAL MORTGAGE LOANS
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (5.3%)
    Banc of America Commercial Mortgage, Inc.
       Series 2001-PB1, Class A1
       4.907%, due 5/11/35                                   145,249     145,010
       Series 2005-5, Class A2
       5.001%, due 10/10/45                                  750,000     743,755
    Citigroup Commercial Mortgage Trust
       Series 2004-C2, Class A5
       4.733%, due 10/15/41                                  760,000     732,752
    Citigroup/Deutsche Bank Commercial Mortgage
       Trust
       Series 2005-CD1, Class A4
       5.225%, due 7/15/44                             (c)   540,000     541,319
    Fannie Mae Grantor Trust
       Series 1998-M6, Class A2
       6.32%, due 8/15/08                                    471,627     482,777
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                   600,000     570,446
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                  873,099     849,842
       Series 2005-C7, Class A4
       5.197%, due 11/15/30                            (c)   565,000     562,402
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                   834,802     812,190
       Series 2004-BPC1, Class A5
       4.855%, due 10/12/41                            (c) 1,415,000   1,373,715
    Morgan Stanley Capital I
       Series 2003-IQ5, Class A1
       3.02%, due 4/15/38                                     80,892      80,286
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                   314,325     305,790
                                                                       ---------
    Total Mortgage-Backed Securities
       (Cost $7,380,329)                                               7,200,284
                                                                       ---------
    MUNICIPAL BOND (0.3%)
    TEXAS (0.3%)
    Harris County Texas Industrial Development Corp.
       Solid Waste Deer Park
       5.683%, due 3/1/23                              (c)   390,000     395,823
                                                                         -------

    Total Municipal Bond
       (Cost $390,000)                                                   395,823
                                                                      ----------
    U.S. GOVERNMENT & FEDERAL AGENCIES (62.1%)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (0.3%)
    5.625%, due 11/23/35                                    400,000      394,163
                                                                      ----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (MORTGAGE PASS-THROUGH SECURITIES) (6.9%)
       3.00%, due 8/1/10                             (e)    394,813      373,154
       5.00%, due 2/1/21                          TBA(f)  2,405,000    2,374,938
       5.00%, due 8/1/33                             (e)  2,518,590    2,440,997
       5.50%, due 2/1/33                             (e)  1,855,329    1,841,227
       5.50%, due 2/1/36                          TBA(f)  2,335,000    2,310,921
                                                                      ----------
                                                                       9,341,237
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (10.9%)
       4.00%, due 9/2/08                             (d)  3,800,000    3,718,798
       4.625%, due 5/1/13                            (e)    670,000      648,892
       4.75%, due 1/2/07                             (e)  2,715,000    2,710,775
       5.125%, due 1/2/14                            (e)    550,000      549,091
       5.25%, due 8/1/12                             (e)  1,440,000    1,449,845
       5.50%, due 5/2/06                             (e)  2,860,000    2,865,766
       6.25%, due 2/1/11                             (e)    255,000      268,487
       6.625%, due 9/15/09                           (e)  2,455,000    2,602,379
                                                                      ----------
                                                                      14,814,033
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES) (23.6%)
       4.50%, due 4/1/18                             (e)    735,618      716,106
       4.50%, due 7/1/18                             (e)  2,158,371    2,101,122
       4.50%, due 11/1/18                            (e)  3,056,301    2,975,235
       5.00%, due 9/1/17                             (e)  1,325,785    1,312,794
       5.00%, due 2/1/36                          TBA(f)  5,830,000    5,631,419
       5.50%, due 2/1/17                             (e)  1,002,383    1,009,327
       5.50%, due 2/1/21                          TBA(f)  4,550,000    4,577,018
       5.50%, due 6/1/33                             (e)  2,498,595    2,477,186
       5.50%, due 11/1/33                            (e)  2,111,373    2,093,282
       5.50%, due 12/1/33                            (e)  1,468,248    1,455,667
       6.00%, due 8/1/17                             (e)    176,766      180,695
       6.00%, due 1/1/33                             (e)    764,332      773,149
       6.00%, due 3/1/33                             (e)  1,034,650    1,045,894
       6.00%, due 9/1/35                             (e)  1,572,007    1,588,006
       6.00%, due 2/1/36                          TBA(f)  3,295,000    3,326,922
       6.50%, due 6/1/31                             (e)    235,043      241,465
       6.50%, due 8/1/31                             (e)    176,872      181,704
       6.50%, due 10/1/31                            (e)    119,571      122,838
       6.50%, due 6/1/32                             (e)    131,912      135,492
                                                                      ----------
                                                                      31,945,321
                                                                      ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES) (5.0%)
       5.00%, due 3/1/36                          TBA(f)  4,830,000    4,748,494
       6.00%, due 2/15/29                            (e)     89,574       91,981
       6.00%, due 4/15/29                            (e)    497,049      510,379
       6.00%, due 8/15/32                            (e)  1,184,317    1,215,397
       6.50%, due 7/15/28                            (e)    121,719      127,627
       6.50%, due 5/15/29                            (e)     64,253       67,357
                                                                      ----------
                                                                       6,761,235
                                                                      ----------
    UNITED STATES TREASURY BONDS (8.7%)
       6.00%, due 2/15/26                            (e)  2,310,000    2,680,954

       6.25%, due 8/15/23                         (d)     2,595,000    3,054,803
       6.25%, due 5/15/30                         (e)       630,000      768,280
       6.875%, due 8/15/25                        (e)     1,070,000    1,357,688
       7.50%, due 11/15/16                        (e)     2,435,000    3,024,061
       8.75%, due 8/15/20                         (e)       620,000      880,303
                                                                      ----------
                                                                      11,766,089
                                                                      ----------
    UNITED STATES TREASURY NOTES (6.7%)
       3.125%, due 1/31/07                        (d)     4,740,000    4,672,047
       3.375%, due 2/15/08                        (d)     3,680,000    3,598,639
       3.875%, due 2/15/13                        (e)       895,000      859,724
                                                                      ----------
                                                                       9,130,410
                                                                      ----------
    Total U.S. Government & Federal Agencies
       (Cost $84,626,397)                                             84,152,488
                                                                      ----------
    YANKEE BONDS (0.0%)                            @
    INSURANCE (0.0%)                               @
    Fairfax Financial Holdings, Ltd.
       7.375%, due 4/15/18                        (d)        20,000       16,625
       7.75%, due 4/26/12                         (d)        20,000       18,900
       8.30%, due 4/15/26                         (d)        20,000       16,894
                                                                     -----------
                                                                          52,419
                                                                     -----------
    Total Yankee Bonds
       (Cost $56,005)                                                     52,419
                                                                     -----------
    Total Long-Term Bonds
       (Cost $122,601,277)                                           121,918,326
                                                                     -----------

                                                             SHARES        VALUE
                                                             ------       ------
    PREFERRED STOCK (0.1%)
    REAL ESTATE (0.1%)
    Sovereign Real Estate Investment Corp.
       12.00%                                     (a)          50         73,125
                                                                          ------
    Total Preferred Stock
       (Cost $76,875)                                                     73,125
                                                                          ------

                                                              NO. OF
                                                             WARRANTS      VALUE
                                                             --------      -----
    WARRANT (0.0%)                                 @
    INTERNET (0.0%)                                @
    Ziff Davis Holdings, Inc.
      Strike Price $0.01
      Expire 8/12/12                              (a)(h)       1,210         121
                                                                           -----
    Total Warrant
       (Cost $11)                                                            121
                                                                           -----

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                         ----------   ----------
    SHORT-TERM INVESTMENTS (34.8%)
    CERTIFICATE OF DEPOSIT (0.5%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                         (c)(i)   $661,823      661,823
                                                                         -------
    Total Certificate of Deposit
       (Cost $661,823)                                                   661,823
                                                                         -------

    COMMERCIAL PAPER (20.1%)
    ABN AMRO North American Finance, Inc.
       4.34%, due 2/13/06                          (e)    3,000,000    2,995,660
    American Express Credit Corp.
       4.42%, due 3/13/06                          (e)    3,090,000    3,074,825
    American General Finance Corp.
       4.26%, due 2/1/06                           (e)    5,550,000    5,550,000
    Den Danske Bank
       4.409%, due 2/6/06                          (i)      661,823      661,823
    General Electric Capital Corp.
       4.49%, due 2/16/06                          (e)    6,035,000    6,023,709
    Liberty Street
       4.527%, due 3/15/06                         (i)      441,215      441,215
    MetLife Funding, Inc.
       4.37%, due 2/17/06                          (e)    2,755,000    2,749,649
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                         (i)      220,608      220,608
    Ranger Funding LLC
       4.523%, due 3/7/06                          (i)      441,215      441,215
    Societe Generale North America, Inc.
       4.50%, due 3/20/06                          (e)    5,000,000    4,970,625
    Wells Fargo & Co.
       4.46%, due 2/2/06                           (e)      165,000      164,980
                                                                      ----------
    Total Commercial Paper
       (Cost $27,294,309)                                             27,294,309
                                                                      ----------
    FEDERAL AGENCY (3.7%)
    Federal Home Loan Bank (Discount Notes)
       4.18%, due 2/3/06                           (e)    5,000,000    4,998,839
                                                                      ----------
    Total Federal Agency
       (Cost $4,998,839)                                               4,998,839
                                                                      ----------

                                                             SHARES      VALUE
                                                           ---------   ---------
    INVESTMENT COMPANIES (5.9%)
    BGI Institutional Money Market Fund            (i)     2,319,978   2,319,978
    Merrill Lynch Funds - Premier Institutional
    Money Market Fund                                      5,659,501   5,659,501
                                                                       ---------
    Total Investment Companies
       (Cost $7,979,479)                                               7,979,479
                                                                       ---------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                             ---------   -------
    REPURCHASE AGREEMENT (0.7%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $882,543
       (Collateralized by various bonds
       with a Principal Amount of $904,775
       and Market Value of $905,854)               (i)        $882,430   882,430
                                                                         -------
    Total Repurchase Agreement
       (Cost $882,430)                                                   882,430
                                                                         -------
    TIME DEPOSITS (3.9%)
    Bank of America
       4.52%, due 3/27/06                          (c)(i)      661,823   661,823
    Bank of Nova Scotia

       4.50%, due 3/24/06                             (i) 441,215        441,215
    Barclays
       4.425%, due 3/6/06                             (i) 441,215        441,215
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                             (i) 661,823        661,823
    Deutsche Bank
       4.29%, due 2/1/06                              (i) 220,608        220,608
    Dexia Group
       4.52%, due 3/27/06                             (i) 441,215        441,215
    First Tennessee National Corp.
       4.39%, due 2/13/06                             (i) 441,215        441,215
    Fortis Bank
       4.35%, due 2/8/06                              (i) 441,215        441,215
    National Australia Bank
       4.46%, due 2/1/06                              (i) 661,823        661,823
    Societe Generale
       4.50%, due 2/6/06                              (i) 441,215        441,215
    Wells Fargo & Co.
       4.50%, due 3/20/06                             (i) 441,215        441,215
                                                                    ------------
    Total Time Deposits
      (Cost $5,294,582)                                                5,294,582
                                                                    ------------
    Total Short-Term Investments
      (Cost $47,111,462)                                              47,111,462
                                                                    ------------
    Total Investments
      (Cost $169,789,625)                             (j)   124.8%   169,103,034 (k)
    Liabilities in Excess of
       Cash and Other Assets                                (24.8)   (33,600,588)
                                                          -------   ------------
    Net Assets                                              100.0%  $135,502,446
                                                          =======   ============

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Issue in default.

(c)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(d)  Represents security, or a portion thereof, which is out on loan.

(e)  Segregated as collateral for TBAs.

(f) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at January 31, 2006 is $22,969,712.

(g) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(h)  Non-income producing security.

(i) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)  The cost for federal income tax purposes is $169,805,499.

(k) At January 31, 2006, net unrealized depreciation was $702,465 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $777,579 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,480,044.

MAINSTAY LARGE CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                               SHARES     VALUE
                                                               ------   --------
    COMMON STOCKS (98.3%)                                 +
    AUTO COMPONENTS (0.6%)
    Lear Corp.                                           (a)    1,073   $ 27,201
                                                                        --------
    AUTOMOBILES (0.9%)
    Ford Motor Co.                                       (a)    4,837     41,501
                                                                        --------
    BEVERAGES (0.3%)
    Coca-Cola Co. (The)                                           342     14,152
                                                                        --------
    BIOTECHNOLOGY (1.0%)
    Biogen Idec, Inc.                                    (b)    1,067     47,748
                                                                        --------
    BUILDING PRODUCTS (0.9%)
    Masco Corp.                                                 1,327     39,346
                                                                        --------
    CAPITAL MARKETS (12.2%)
    A.G. Edwards, Inc.                                            991     47,142
    Bear Stearns Cos., Inc. (The)                                 467     59,057
    Goldman Sachs Group, Inc. (The)                               574     81,078
    Lehman Brothers Holdings, Inc.                                522     73,315
    Mellon Financial Corp.                                      1,516     53,469
 &  Merrill Lynch & Co., Inc.                                   1,286     96,540
 &  Morgan Stanley                                              1,440     88,488
    State Street Corp.                                            931     56,288
                                                                        --------
                                                                         555,377
                                                                        --------
    COMMERCIAL BANKS (4.9%)
    Comerica, Inc.                                                824     45,707
    Commerce Bancshares, Inc.                                     894     45,192
    M&T Bank Corp.                                                448     48,518
    U.S. Bancorp                                                2,751     82,282
                                                                        --------
                                                                         221,699
                                                                        --------
    COMMERCIAL SERVICES & SUPPLIES (2.0%)
    Equifax, Inc.                                               1,162     44,528
    Republic Services, Inc.                                     1,197     45,306
                                                                        --------
                                                                          89,834
                                                                        --------
    COMPUTERS & PERIPHERALS (2.3%)
 &  Hewlett-Packard Co.                                         3,358    104,702
                                                                        --------
    CONSUMER FINANCE (1.1%)
    AmeriCredit Corp.                                    (a)(b) 1,735     49,899
                                                                        --------
    DIVERSIFIED FINANCIAL SERVICES (3.4%)
 &  Citigroup, Inc.                                             3,333    155,251
                                                                        --------

    DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
    BellSouth Corp.                                          (a) 2,093    60,216
    CenturyTel, Inc.                                             1,298    43,223
                                                                         -------
                                                                         103,439
                                                                         -------
    ELECTRIC UTILITIES (3.5%)
    American Electric Power Co., Inc.                            1,441    53,778
    Edison International                                         1,205    52,803
    Entergy Corp.                                                  748    51,993
                                                                         -------
                                                                         158,574
                                                                         -------
    FOOD PRODUCTS (0.7%)
    Hershey Co. (The)                                              641    32,819
                                                                         -------
    GAS UTILITIES (0.9%)
    Equitable Resources, Inc.                                    1,161    42,841
                                                                         -------
    HEALTH CARE PROVIDERS & SERVICES (3.5%)
    Aetna, Inc.                                                    493    47,722
    AmerisourceBergen Corp.                                      1,180    51,495
    CIGNA Corp.                                                    481    58,490
                                                                         -------
                                                                         157,707
                                                                         -------
    HOUSEHOLD DURABLES (0.2%)
    Ryland Group, Inc.                                             138     9,986
                                                                         -------
    HOUSEHOLD PRODUCTS (0.8%)
    Energizer Holdings, Inc.                                 (b)   669    36,200
                                                                         -------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
       (1.0%)
    NRG Energy, Inc.                                         (b)   971    46,870
                                                                         -------
    INSURANCE (12.2%)
    AFLAC, Inc.                                                    969    45,495
    Allstate Corp. (The)                                         1,251    65,115
    American National Insurance Co.                                158    18,723
    Hanover Insurance Group, Inc. (The)                          1,054    51,066
    Lincoln National Corp.                                         940    51,258
    Loews Corp.                                                    141    13,915
    MetLife, Inc.                                                1,143    57,333
    Old Republic International Corp.                             2,209    47,383
    Principal Financial Group, Inc.                              1,125    53,055
    Progressive Corp. (The)                                        392    41,176
    Prudential Financial, Inc.                                     895    67,429
    SAFECO Corp.                                                   842    43,995
                                                                         -------
                                                                         555,943
                                                                         -------
    MEDIA (3.4%)
    Clear Channel Communications, Inc.                           1,632    47,769
    Comcast Corp. Class A                                    (b)   281     7,817
    Liberty Media Corp. Class A                              (b) 6,628    55,410
    Viacom, Inc. Class B                                     (b) 1,006    41,729
                                                                         -------
                                                                         152,725
                                                                         -------
    MULTILINE RETAIL (2.0%)

    Dillard's, Inc. Class A                                    1,420      36,778
    Federated Department Stores, Inc.                            823      54,836
                                                                       ---------
                                                                          91,614
                                                                       ---------
    OIL, GAS & CONSUMABLE FUELS (17.6%)
    Amerada Hess Corp.                                   (a)     376      58,205
    Anadarko Petroleum Corp.                                     606      65,339
 &  Chevron Corp.                                              1,950     115,791
 &  ConocoPhillips                                             1,558     100,803
    Devon Energy Corp.                                           979      66,778
 &  ExxonMobil Corp.                                           4,971     311,930
    Marathon Oil Corp.                                           392      30,133
    Sunoco, Inc.                                         (a)     541      51,503
                                                                       ---------
                                                                         800,482
                                                                       ---------
    PHARMACEUTICALS (5.6%)
 &  Merck & Co., Inc.                                          2,399      82,766
 &  Pfizer, Inc.                                               6,714     172,416
                                                                       ---------
                                                                         255,182
                                                                       ---------
    REAL ESTATE (1.8%)
    Annaly Mortgage Management, Inc.                     (a)     784       9,745
    Equity Office Properties Trust                             1,120      35,638
    New Century Financial Corp.                          (a)     885      34,719
                                                                       ---------
                                                                          80,102
                                                                       ---------
    ROAD & RAIL (2.8%)
    Burlington Northern Santa Fe Corp.                           895      71,707
    CSX Corp.                                                  1,049      56,153
                                                                       ---------
                                                                         127,860
                                                                       ---------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
    Freescale Semiconductor, Inc. Class B                (b)   1,833      46,283
                                                                       ---------
    SPECIALTY RETAIL (1.0%)
    AutoNation, Inc.                                     (a)(b)2,145      47,812
                                                                       ---------
    THRIFTS & MORTGAGE FINANCE (3.9%)
    Astoria Financial Corp.                                    1,532      44,122
    Freddie Mac                                                1,041      70,642
    Washington Mutual, Inc.                                    1,520      64,326
                                                                       ---------
                                                                         179,090
                                                                       ---------
    TOBACCO (2.2%)
 &  Altria Group, Inc.                                         1,413     102,216
                                                                       ---------
    TRADING COMPANIES & DISTRIBUTORS (1.1%)
    GATX Corp.                                           (a)   1,205      47,851
                                                                       ---------
    WIRELESS TELECOMMUNICATION SERVICES (1.2%)
    ALLTEL Corp.                                                 921      55,288
                                                                       ---------
    Total Common Stocks
       (Cost $4,248,693)                                               4,477,594
                                                                       ---------


    INVESTMENT COMPANY (0.6%)
    iShares Russell 1000 Value Index Fund        (a)(c)          391      28,015
                                                                          ------
    Total Investment Company
       (Cost $27,925)                                                     28,015
                                                                          ------

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                            ---------     ------
    SHORT-TERM INVESTMENTS (9.6%)
    CERTIFICATE OF DEPOSIT (0.6%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                        (d)(e)      $26,391      26,391
                                                                          ------
    Total Certificate of Deposit
       (Cost $26,391)                                                     26,391
                                                                          ------
    COMMERCIAL PAPER (1.6%)
    Den Danske Bank
       4.409%, due 2/6/06                        (d)          26,391      26,391
    Liberty Street
       4.527%, due 3/15/06                       (d)          17,594      17,594
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                       (d)           8,797       8,797
    Ranger Funding
       4.523%, due 3/7/06                        (d)          17,594      17,594
                                                                          ------
    Total Commercial Paper
       (Cost $70,376)                                                     70,376
                                                                          ------

                                                              SHARES       VALUE
                                                              ------      ------
    INVESTMENT COMPANY (2.0%)
    BGI Institutional Money Market Fund          (d)          92,511      92,511
                                                                          ------
    Total Investment Company
       (Cost $92,511)                                                     92,511
                                                                          ------

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                            ---------   -----------
    REPURCHASE AGREEMENT (0.8%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $35,192
       (Collateralized by various bonds
       with a Principal Amount of $36,079
       and Market Value of $36,122)              (d)         $35,188        35,188
                                                                        ----------
    Total Repurchase Agreement
       (Cost $35,188)                                                       35,188
                                                                        ----------
    TIME DEPOSITS (4.6%)
    Bank of America
       4.52%, due 3/27/06                        (d)(e)       26,391        26,391
    Bank of Nova Scotia
       4.50%, due 3/24/06                        (d)          17,593        17,593
    Barclays
       4.425%, due 3/6/06                        (d)          17,593        17,593
    Credit Suisse First Boston Corp.

       4.50%, due 3/24/06                          (d)      26,391        26,391
    Deutsche Bank
       4.29%, due 2/1/06                           (d)      8,797         8,797
    Dexia Group
       4.52%, due 3/27/06                          (d)     17,594        17,594
    First Tennessee National Corp.
       4.39%, due 2/13/06                          (d)     17,594        17,594
    Fortis Bank
       4.35%, due 2/8/06                           (d)     17,594        17,594
    National Australia Bank
       4.46%, due 2/1/06                           (d)     26,391        26,391
    Societe Generale
       4.50%, due 2/6/06                           (d)     17,594        17,594
    Wells Fargo & Co.
       4.50%, due 3/20/06                          (d)     17,594        17,594
                                                                     ----------
    Total Time Deposits
       (Cost $211,126)                                                  211,126
                                                                     ----------
    Total Short-Term Investments
       (Cost $435,592)                                                  435,592
                                                                     ----------
    Total Investments
       (Cost $4,712,210)                           (f)      108.5%    4,941,201 (g)
    Liabilities in Excess of
       Cash and Other Assets                                 (8.5)     (388,112)
                                                           ------    ----------
    Net Assets                                              100.0%   $4,553,089
                                                           ======    ==========

 +   Percentages indicated are based on Fund net assets.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f)  The cost for federal income tax purposes is $4,712,486.

(g) At January 31, 2006 net unrealized appreciation was $228,715, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $336,326 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $107,611.

MAINSTAY MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                          SHARES        VALUE
                                                        ---------   -----------
    AFFILIATED INVESTMENT COMPANIES (98.9%)        +
    EQUITY FUNDS (60.1%)
    MainStay All Cap Growth Fund                  (a)     229,814   $ 5,782,131
    MainStay Common Stock Fund                    (a)(b)1,059,271    14,300,160
    MainStay International Equity Fund                    478,908     6,810,067
    MainStay Large Cap Growth Fund                (a)   1,895,848    11,109,668
    MainStay MAP Fund                                      64,856     2,370,470
    MainStay Mid Cap Growth Fund                  (a)     129,348     1,678,936
    MainStay S&P 500 Index Fund                            57,333     1,692,469
                                                                    -----------
                                                                     43,743,901
                                                                    -----------
    FIXED INCOME FUNDS (38.8%)
    MainStay Floating Rate Fund                           361,999     3,612,746
    MainStay High Yield Corporate Bond Fund               568,242     3,562,878
    MainStay Indexed Bond Fund                    (b)   1,674,479    17,916,922
    MainStay Intermediate Term Bond Fund                  328,310     3,201,021
                                                                    -----------
                                                                     28,293,567
                                                                    -----------
    Total Affiliated Investment Companies
       (Cost $69,502,224)                         (c)        98.9%   72,037,468 (d)
    Cash and Other Assets
       Less Liabilities                                       1.1       804,708
                                                        ---------   -----------
    Net Assets                                              100.0%  $72,842,176
                                                        =========   ===========

 +   Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b) The Fund's ownership exceeds 5% of the outstanding shares of the underlying fund.

(c)  The cost for federal income tax purposes is $69,502,814.

(d) At January 31, 2006 net unrealized appreciation was $2,534,654 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,842,426 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $307,772.

MAINSTAY MODERATE GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                           SHARES       VALUE
                                                         ---------   -----------
    AFFILIATED INVESTMENT COMPANIES (98.2%)         +
    EQUITY FUNDS (78.6%)
    MainStay All Cap Growth Fund                   (a)     328,907   $ 8,275,292
    MainStay Common Stock Fund                     (a)(b)1,156,906    15,618,229
    MainStay International Equity Fund                     672,258     9,559,510
    MainStay Large Cap Growth Fund                 (a)   2,762,344    16,187,333
    MainStay MAP Fund                                       95,536     3,491,837
    MainStay Mid Cap Growth Fund                   (a)     226,362     2,938,172
    MainStay S&P 500 Index Fund                             72,987     2,154,578
                                                                     -----------
                                                                      58,224,951
                                                                     -----------
    FIXED INCOME FUNDS (19.6%)
    MainStay Floating Rate Fund                            350,001     3,493,012
    MainStay High Yield Corporate Bond Fund                558,072     3,499,109
    MainStay Indexed Bond Fund                             593,027     6,345,386
    MainStay Intermediate Term Bond Fund                   119,165     1,161,855
                                                                     -----------
                                                                      14,499,362
                                                                     -----------
    Total Affiliated Investment Companies
       (Cost $69,169,003)                          (c)        98.2%   72,724,313 (d)
    Cash and Other Assets
       Less Liabilities                                        1.8     1,330,836
                                                         ---------   -----------
    Net Assets                                               100.0%  $74,055,149
                                                         =========   ===========

 +   Percentages indicated are based on Fund net assets.

(a)  Non-income producing security.

(b) The Fund's ownership exceeds 5% of the outstanding shares of the underlying fund.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

(d) At January 31, 2006 net unrealized appreciation was $3,555,310 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,657,914 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $102,604.

MainStay S&P 500 Index Fund

PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                            SHARES      VALUE
                                                           -------   -----------
    COMMON STOCKS (97.0%)                             +
    AEROSPACE & DEFENSE (2.2%)
    Boeing Co. (The)                                       109,188   $ 7,458,632
    General Dynamics Corp.                                  27,114     3,154,985
    Goodrich Corp.                                          16,684       656,849
    Honeywell International, Inc.                          115,665     4,443,849
    L-3 Communications Holdings, Inc.                       16,091     1,303,693
    Lockheed Martin Corp.                                   48,378     3,272,772
    Northrop Grumman Corp.                                  48,095     2,988,142
    Raytheon Co.                                            60,422     2,475,489
    Rockwell Collins, Inc.                                  23,667     1,110,456
    United Technologies Corp.                              137,748     8,040,351
                                                                     -----------
                                                                      34,905,218
                                                                     -----------
    AIR FREIGHT & LOGISTICS (1.0%)
    FedEx Corp.                                             40,999     4,147,049
    Ryder System, Inc.                               (a)     8,514       380,576
    United Parcel Service, Inc. Class B                    149,211    11,177,396
                                                                     -----------
                                                                      15,705,021
                                                                     -----------
    AIRLINES (0.1%)
    Southwest Airlines Co.                                  93,573     1,540,212
                                                                     -----------
    AUTO COMPONENTS (0.1%)
    Cooper Tire & Rubber Co.                         (a)     8,474       127,025
    Dana Corp.                                              19,963        97,220
    Goodyear Tire & Rubber Co. (The)                 (a)(b) 23,345       365,116
    Johnson Controls, Inc.                                  25,941     1,796,155
                                                                     -----------
                                                                       2,385,516
                                                                     -----------
    AUTOMOBILES (0.4%)
    Ford Motor Co.                                   (a)   251,244     2,155,674
    General Motors Corp.                             (a)    76,484     1,840,205
    Harley-Davidson, Inc.                                   37,236     1,993,243
                                                                     -----------
                                                                       5,989,122
                                                                     -----------
    BEVERAGES (2.0%)
    Anheuser-Busch Cos., Inc.                              105,001     4,351,241
    Brown-Forman Corp. Class B                              11,226       796,148
    Coca-Cola Co. (The)                              (c)   280,084    11,589,876
    Coca-Cola Enterprises, Inc.                             40,754       804,484
    Constellation Brands, Inc. Class A               (b)    25,970       693,139
    Molson Coors Brewing Co. Class B                         7,716       482,250
    Pepsi Bottling Group, Inc. (The)                        18,774       544,446
    PepsiCo, Inc.                                          224,438    12,833,365
                                                                     -----------
                                                                      32,094,949
                                                                     -----------
    BIOTECHNOLOGY (1.4%)
    Amgen, Inc.                                      (b)   166,914    12,166,361

    Applera Corp.-Applied BioSystems Group                  26,148       741,034
    Biogen Idec, Inc.                                (b)    45,935     2,055,591
    Chiron Corp.                                     (b)    14,700       670,320
    Genzyme Corp.                                    (b)    34,964     2,480,346
    Gilead Sciences, Inc.                            (b)    62,001     3,774,001
    MedImmune, Inc.                                  (b)    33,058     1,127,939
                                                                     -----------
                                                                      23,015,592
                                                                     -----------
    BUILDING PRODUCTS (0.2%)
    American Standard Cos., Inc.                            24,814       893,304
    Masco Corp.                                             57,389     1,701,584
                                                                     -----------
                                                                       2,594,888
                                                                     -----------
    CAPITAL MARKETS (3.2%)
    Ameriprise Financial, Inc.                              33,533     1,364,466
    Bank of New York Co., Inc. (The)                       105,245     3,347,843
    Bear Stearns Cos., Inc. (The)                           15,282     1,932,562
    Charles Schwab Corp. (The)                             140,379     2,076,205
    E*TRADE Financial Corp.                          (b)    54,921     1,306,571
    Federated Investors, Inc. Class B                       11,428       441,235
    Franklin Resources, Inc.                                20,051     1,975,023
    Goldman Sachs Group, Inc. (The)                         60,927     8,605,939
    Janus Capital Group, Inc.                               31,348       654,860
    Lehman Brothers Holdings, Inc.                          36,294     5,097,492
    Mellon Financial Corp.                                  56,264     1,984,431
    Merrill Lynch & Co., Inc.                              124,306     9,331,651
    Morgan Stanley                                         145,897     8,965,371
    Northern Trust Corp.                                    25,131     1,312,090
    State Street Corp.                                      44,374     2,682,852
    T. Rowe Price Group, Inc.                               17,686     1,351,741
                                                                     -----------
                                                                      52,430,332
                                                                     -----------
    CHEMICALS (1.5%)
    Air Products & Chemicals, Inc.                          29,870     1,842,680
    Ashland, Inc.                                           10,020       660,518
    Dow Chemical Co. (The)                                 130,630     5,525,649
    E.I. du Pont de Nemours & Co.                          124,298     4,866,267
    Eastman Chemical Co.                                    10,996       530,117
    Ecolab, Inc.                                     (a)    24,892       891,383
    Engelhard Corp.                                         16,231       654,109
    Hercules, Inc.                                   (b)    14,913       174,631
    International Flavors & Fragrances, Inc.                11,773       388,038
    Monsanto Co.                                            36,261     3,068,043
    PPG Industries, Inc.                                    23,071     1,372,724
    Praxair, Inc.                                           43,688     2,301,484
    Rohm & Haas Co.                                         19,649     1,000,134
    Sigma-Aldrich Corp.                                      9,211       597,610
                                                                     -----------
                                                                      23,873,387
                                                                     -----------
    COMMERCIAL BANKS (5.6%)
    AmSouth Bancorporation                                  47,239     1,304,269
 &  Bank of America Corp.                                  627,990    27,775,998
    BB&T Corp.                                              73,428     2,866,629
    Comerica, Inc.                                          22,685     1,258,337
    Compass Bancshares, Inc.                                16,779       817,473
    Fifth Third Bancorp                                     75,116     2,822,108
    First Horizon National Corp.                     (a)    16,313       617,773

    Huntington Bancshares, Inc.                      (a)    30,900       716,880
    KeyCorp                                                 55,287     1,956,607
    M&T Bank Corp.                                          10,849     1,174,947
    Marshall & Ilsley Corp.                                 28,366     1,189,670
    National City Corp.                                     74,682     2,552,631
    North Fork Bancorporation, Inc.                         64,651     1,662,824
    PNC Financial Services Group, Inc.                      39,610     2,569,105
    Regions Financial Corp.                          (a)    61,855     2,052,349
    SunTrust Banks, Inc.                                    49,007     3,501,550
    Synovus Financial Corp.                                 41,321     1,143,352
    U.S. Bancorp                                     (a)   245,908     7,355,108
    Wachovia Corp.                                         210,343    11,533,107
    Wells Fargo & Co.                                      226,196    14,105,583
    Zions Bancorporation                                    14,067     1,112,278
                                                                     -----------
                                                                      90,088,578
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES (0.7%)
    Allied Waste Industries, Inc.                    (a)(b) 29,485       268,019
    Avery Dennison Corp.                                    14,920       891,321
    Cendant Corp.                                          140,405     2,350,380
    Cintas Corp.                                            18,683       795,896
    Equifax, Inc.                                           17,869       684,740
    Monster Worldwide, Inc.                          (a)(b) 16,061       685,162
    Pitney Bowes, Inc.                               (a)    30,679     1,311,220
    R.R. Donnelley & Sons Co.                               29,383       957,886
    Robert Half International, Inc.                  (a)    23,024       841,067
    Waste Management, Inc.                                  74,642     2,357,194
                                                                     -----------
                                                                      11,142,885
                                                                     -----------
    COMMUNICATIONS EQUIPMENT (2.8%)
    ADC Telecommunications, Inc.                     (b)    15,412       390,848
    Andrew Corp.                                     (b)    21,420       277,817
    Avaya, Inc.                                      (b)    57,304       604,557
    CIENA Corp.                                      (b)    76,070       304,280
    Cisco Systems, Inc.                              (b)   831,719    15,445,022
    Comverse Technology, Inc.                        (b)    26,254       719,097
    Corning, Inc.                                    (b)   206,320     5,023,892
    JDS Uniphase Corp.                               (b)   222,638       696,857
    Lucent Technologies, Inc.                        (a)(b)601,864     1,588,921
    Motorola, Inc.                                         337,264     7,659,265
    QUALCOMM, Inc.                                         222,389    10,665,776
    Scientific-Atlanta, Inc.                                20,735       886,629
    Tellabs, Inc.                                    (b)    61,281       783,784
                                                                     -----------
                                                                      45,046,745
                                                                     -----------
    COMPUTERS & PERIPHERALS (3.6%)
    Apple Computer, Inc.                             (b)   113,947     8,604,138
    Dell, Inc.                                       (b)   318,747     9,342,475
    EMC Corp.                                        (b)   325,732     4,364,809
    Gateway, Inc.                                    (b)    39,910       108,555
    Hewlett-Packard Co.                                    387,397    12,079,038
    International Business Machines Corp.                  213,585    17,364,460
    Lexmark International, Inc. Class A              (b)    16,094       781,686
    NCR Corp.                                        (b)    24,816       921,914
    Network Appliance, Inc.                          (b)    50,293     1,569,142
    QLogic Corp.                                     (b)    10,866       431,054
    Sun Microsystems, Inc.                           (b)   460,631     2,072,839

                                                                      ----------
                                                                      57,640,110
                                                                      ----------
    CONSTRUCTION & ENGINEERING (0.1%)
    Fluor Corp.                                              11,754    1,033,764
                                                                      ----------
    CONSTRUCTION MATERIALS (0.1%)
    Vulcan Materials Co.                                     13,764      989,356
                                                                      ----------
    CONSUMER FINANCE (0.9%)
    American Express Co.                                    167,655    8,793,505
    Capital One Financial Corp.                              40,568    3,379,314
    SLM Corp.                                                56,285    3,149,709
                                                                      ----------
                                                                      15,322,528
                                                                      ----------
    CONTAINERS & PACKAGING (0.2%)
    Ball Corp.                                               14,626      592,353
    Bemis Co., Inc.                                          14,217      433,903
    Pactiv Corp.                                      (a)(b) 19,798      440,308
    Sealed Air Corp.                                  (a)(b) 10,976      606,644
    Temple-Inland, Inc.                                      15,310      718,039
                                                                      ----------
                                                                       2,791,247
                                                                      ----------
    DISTRIBUTORS (0.1%)
    Genuine Parts Co.                                        23,206      986,951
                                                                      ----------
    DIVERSIFIED CONSUMER SERVICES (0.1%)
    Apollo Group, Inc. Class A                        (a)(b) 19,778    1,101,041
    H&R Block, Inc.                                          43,813    1,071,666
                                                                      ----------
                                                                       2,172,707
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (3.4%)
    CIT Group, Inc.                                          27,018    1,441,140
 &  Citigroup, Inc.                                         684,203   31,870,176
    JPMorgan Chase & Co.                                    473,225   18,810,694
    Moody's Corp.                                            34,167    2,163,454
                                                                      ----------
                                                                      54,285,464
                                                                      ----------
    DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
    AT&T, Inc.                                              530,006   13,753,656
    BellSouth Corp.                                         247,251    7,113,411
    CenturyTel, Inc.                                         17,848      594,338
    Citizens Communications Co.                              44,590      547,119
    Qwest Communications International, Inc.          (a)(b)205,891    1,239,464
    Verizon Communications, Inc.                            395,260   12,513,932
                                                                      ----------
                                                                      35,761,920
                                                                      ----------
    ELECTRIC UTILITIES (1.5%)
    Allegheny Energy, Inc.                            (b)    22,113      769,311
    American Electric Power Co., Inc.                        53,212    1,985,872
    Cinergy Corp.                                            26,953    1,171,108
    Edison International                                     44,185    1,936,187
    Entergy Corp.                                            28,399    1,974,014
    Exelon Corp.                                             90,344    5,187,552
    FirstEnergy Corp.                                        44,646    2,236,765
    FPL Group, Inc.                                          53,446    2,233,508
    Pinnacle West Capital Corp.                              12,885      549,030

    PPL Corp.                                           (a)  51,130    1,540,547
    Progress Energy, Inc.                               (a)  33,986    1,482,469
    Southern Co. (The)                                      100,869    3,510,241
                                                                      ----------
                                                                      24,576,604
                                                                      ----------
    ELECTRICAL EQUIPMENT (0.5%)
    American Power Conversion Corp.                          23,974      568,184
    Cooper Industries, Ltd. Class A                          12,353    1,008,622
    Emerson Electric Co.                                     55,713    4,314,972
    Rockwell Automation, Inc.                                24,571    1,623,406
                                                                      ----------
                                                                       7,515,184
                                                                      ----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
    Agilent Technologies, Inc.                          (b)  55,722    1,889,533
    Jabil Circuit, Inc.                                 (b)  24,425      986,770
    Molex, Inc.                                         (a)  19,573      592,083
    Sanmina-SCI Corp.                                   (b)  69,580      292,932
    Solectron Corp.                                     (b) 129,476      494,598
    Symbol Technologies, Inc.                                33,123      409,069
    Tektronix, Inc.                                          11,917      351,551
                                                                      ----------
                                                                       5,016,536
                                                                      ----------
    ENERGY EQUIPMENT & SERVICES (2.0%)
    Baker Hughes, Inc.                                       46,017    3,563,556
    BJ Services Co.                                          43,639    1,766,943
    Halliburton Co.                                     (a)  69,281    5,511,304
    Nabors Industries, Ltd.                             (b)  21,251    1,726,644
    National-Oilwell Varco, Inc.                        (b)  23,384    1,778,821
    Noble Corp.                                              18,464    1,485,244
    Rowan Cos., Inc.                                         14,203      636,720
    Schlumberger, Ltd.                                  (a)  79,718   10,160,059
    Transocean, Inc.                                    (b)  44,419    3,604,602
    Weatherford International, Ltd.                     (b)  47,078    2,108,153
                                                                      ----------
                                                                      32,342,046
                                                                      ----------
    FOOD & STAPLES RETAILING (2.3%)
    Albertson's, Inc.                                   (a)  48,998    1,232,300
    Costco Wholesale Corp.                                   64,790    3,232,373
    CVS Corp.                                           (a) 109,813    3,048,409
    Kroger Co. (The)                                    (b)  97,373    1,791,663
    Safeway, Inc.                                       (a)  59,474    1,394,071
    SUPERVALU, Inc.                                          18,006      574,932
    Sysco Corp.                                              84,655    2,597,215
    Walgreen Co.                                            137,054    5,931,697
    Wal-Mart Stores, Inc.                                   337,834   15,577,526
    Whole Foods Market, Inc.                                 18,700    1,381,369
                                                                      ----------
                                                                      36,761,555
                                                                      ----------
    FOOD PRODUCTS (1.0%)
    Archer-Daniels-Midland Co.                               87,845    2,767,118
    Campbell Soup Co.                                        24,962      747,113
    ConAgra Foods, Inc.                                      70,222    1,455,702
    General Mills, Inc.                                      48,590    2,361,960
    H.J. Heinz Co.                                           45,300    1,537,482
    Hershey Co. (The)                                        24,849    1,272,269
    Kellogg Co.                                              34,597    1,484,211
    McCormick & Co., Inc.                                    18,104      546,922

    Sara Lee Corp.                                          104,940    1,918,303
    Tyson Foods, Inc. Class A                         (a)    33,357      478,006
    Wm. Wrigley Jr. Co.                                      24,206    1,548,216
                                                                      ----------
                                                                      16,117,302
                                                                      ----------
    GAS UTILITIES (0.0%)                               @
    Nicor, Inc.                                               5,867      239,960
    Peoples Energy Corp.                                      5,041      187,626
                                                                      ----------
                                                                         427,586
                                                                      ----------
    HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
    Bausch & Lomb, Inc.                                       7,148      482,847
    Baxter International, Inc.                               84,386    3,109,624
    Becton, Dickinson & Co.                                  34,093    2,209,226
    Biomet, Inc.                                      (a)    33,710    1,274,575
    Boston Scientific Corp.                           (a)(b) 79,847    1,746,254
    C.R. Bard, Inc.                                          13,921      882,870
    Fisher Scientific International, Inc.             (b)    16,501    1,103,422
    Guidant Corp.                                            44,799    3,297,206
    Hospira, Inc.                                     (b)    21,747      973,178
    Medtronic, Inc.                                         163,476    9,231,490
    Millipore Corp.                                   (a)(b)  6,648      457,249
    PerkinElmer, Inc.                                        17,163      390,287
    St. Jude Medical, Inc.                            (b)    49,245    2,419,407
    Stryker Corp.                                            39,466    1,969,353
    Thermo Electron Corp.                             (b)    22,018      740,686
    Waters Corp.                                      (b)    14,983      628,537
    Zimmer Holdings, Inc.                             (b)    33,528    2,311,756
                                                                      ----------
                                                                      33,227,967
                                                                      ----------
    HEALTH CARE PROVIDERS & SERVICES (3.0%)
    Aetna, Inc.                                              39,119    3,786,719
    AmerisourceBergen Corp.                                  28,020    1,222,793
    Cardinal Health, Inc.                                    57,639    4,152,314
    Caremark Rx, Inc.                                 (b)    60,854    3,000,102
    CIGNA Corp.                                              16,954    2,061,606
    Coventry Health Care, Inc.                        (b)    22,004    1,310,778
    Express Scripts, Inc.                             (b)    16,682    1,522,900
    HCA, Inc.                                                57,065    2,800,750
    Health Management Associates, Inc. Class A               32,403      681,111
    Humana, Inc.                                      (b)    22,114    1,233,298
    IMS Health, Inc.                                         30,825      758,295
    Laboratory Corp. of America Holdings              (b)    17,992    1,055,231
    Manor Care, Inc.                                         11,360      444,176
    McKesson Corp.                                           41,638    2,206,814
    Medco Health Solutions, Inc.                      (b)    41,574    2,249,153
    Patterson Cos., Inc.                              (b)    18,637      643,536
    Quest Diagnostics, Inc.                                  22,484    1,111,384
    Tenet Healthcare Corp.                            (b)    62,233      452,434
    UnitedHealth Group, Inc.                                184,284   10,950,155
    WellPoint, Inc.                                   (b)    89,254    6,854,707
                                                                      ----------
                                                                      48,498,256
                                                                      ----------
    HOTELS, RESTAURANTS & LEISURE (1.5%)
    Carnival Corp.                                           58,341    3,019,730
    Darden Restaurants, Inc.                                 18,109      736,312
    Harrah's Entertainment, Inc.                             24,832    1,827,635

    Hilton Hotels Corp.                                      44,192    1,101,707
    International Game Technology                   (a)      45,848    1,640,441
    Marriott International, Inc. Class A                     22,336    1,488,471
    McDonald's Corp.                                        169,053    5,918,546
    Starbucks Corp.                                 (b)     103,632    3,285,134
    Starwood Hotels & Resorts Worldwide, Inc.                29,631    1,801,861
    Wendy's International, Inc.                              15,740      927,873
    Yum! Brands, Inc.                                        38,741    1,916,517
                                                                      ----------
                                                                      23,664,227
                                                                      ----------
    HOUSEHOLD DURABLES (0.7%)
    Black & Decker Corp. (The)                               10,619      916,420
    Centex Corp.                                             17,235    1,230,407
    D.R. Horton, Inc.                                        36,874    1,376,138
    Fortune Brands, Inc.                                     19,797    1,483,983
    Harman International Industries, Inc.                     4,200      462,000
    KB HOME                                         (a)      10,498      799,948
    Leggett & Platt, Inc.                           (a)      25,449      626,554
    Lennar Corp. Class A                            (a)      18,649    1,166,681
    Maytag Corp.                                             10,549      181,654
    Newell Rubbermaid, Inc.                                  36,593      865,058
    Pulte Homes, Inc.                                        28,975    1,156,103
    Snap-on, Inc.                                   (a)       7,675      307,998
    Stanley Works (The)                                      10,074      494,029
    Whirlpool Corp.                                 (a)       8,973      723,942
                                                                      ----------
                                                                      11,790,915
                                                                      ----------
    HOUSEHOLD PRODUCTS (2.2%)
    Clorox Co. (The)                                         20,435    1,223,035
    Colgate-Palmolive Co.                                    69,828    3,832,859
    Kimberly-Clark Corp.                                     63,279    3,614,496
 &  Procter & Gamble Co. (The)                              453,342   26,851,447
                                                                      ----------
                                                                      35,521,837
                                                                      ----------
    INDEPENDENT POWER PRODUCERS & ENERGY
       TRADERS (0.6%)
    AES Corp. (The)                                 (b)      88,458    1,507,324
    Constellation Energy Group, Inc.                         24,155    1,407,512
    Duke Energy Corp.                               (a)     124,982    3,543,240
    Dynegy, Inc. Class A                            (a)(b)   44,263      243,447
    TXU Corp.                                                65,388    3,311,248
                                                                      ----------
                                                                      10,012,771
                                                                      ----------
    INDUSTRIAL CONGLOMERATES (3.9%)
    3M Co.                                                  102,775    7,476,881
 &  General Electric Co.                            (c)   1,429,019   46,800,372
    Textron, Inc.                                            17,937    1,514,959
    Tyco International, Ltd.                                273,012    7,111,963
                                                                      ----------
                                                                      62,904,175
                                                                      ----------
    INSURANCE (4.6%)
    ACE, Ltd.                                                43,595    2,386,826
    AFLAC, Inc.                                              67,837    3,184,947
    Allstate Corp. (The)                                     87,792    4,569,574
    Ambac Financial Group, Inc.                              14,224    1,092,545
 &  American International Group, Inc.                      351,046   22,979,471
    Aon Corp.                                                43,320    1,482,410

    Chubb Corp. (The)                                        27,022    2,549,526
    Cincinnati Financial Corp.                               23,597    1,074,607
    Genworth Financial, Inc. Class A                         50,708    1,661,194
    Hartford Financial Services Group, Inc. (The)            40,719    3,348,323
    Jefferson-Pilot Corp.                                    18,196    1,061,373
    Lincoln National Corp.                                   23,145    1,262,097
    Loews Corp.                                              18,316    1,807,606
    Marsh & McLennan Cos., Inc.                              73,734    2,240,776
    MBIA, Inc.                                               18,147    1,117,129
    MetLife, Inc.                                           102,516    5,142,203
    Principal Financial Group, Inc.                 (a)      37,967    1,790,524
    Progressive Corp. (The)                                  26,408    2,773,896
    Prudential Financial, Inc.                               68,322    5,147,379
    SAFECO Corp.                                             16,926      884,384
    St. Paul Travelers Cos., Inc. (The)                      93,697    4,251,970
    Torchmark Corp.                                          14,283      801,276
    UnumProvident Corp.                             (a)      39,537      803,787
    XL Capital, Ltd. Class A                        (a)      23,588    1,595,964
                                                                      ----------
                                                                      75,009,787
                                                                      ----------
    INTERNET & CATALOG RETAIL (0.1%)
    Amazon.com, Inc.                                (a)(b)   41,292    1,850,707
                                                                      ----------
    INTERNET SOFTWARE & SERVICES (0.8%)
    eBay, Inc.                                      (b)     154,729    6,668,820
    VeriSign, Inc.                                  (b)      19,700      467,875
    Yahoo!, Inc.                                    (b)     170,956    5,870,629
                                                                      ----------
                                                                      13,007,324
                                                                      ----------
    IT SERVICES (1.0%)
    Affiliated Computer Services, Inc. Class A      (b)      16,752    1,048,675
    Automatic Data Processing, Inc.                          78,394    3,444,632
    Computer Sciences Corp.                         (b)      25,363    1,285,904
    Convergys Corp.                                 (b)      18,936      325,699
    Electronic Data Systems Corp.                            70,614    1,778,767
    First Data Corp.                                        103,437    4,665,009
    Fiserv, Inc.                                    (b)      24,975    1,098,401
    Paychex, Inc.                                            44,991    1,635,423
    Sabre Holdings Corp. Class A                             17,428      426,986
    Unisys Corp.                                    (b)      44,808      299,766
                                                                      ----------
                                                                      16,009,262
                                                                      ----------
    LEISURE EQUIPMENT & PRODUCTS (0.2%)
    Brunswick Corp.                                          12,885      484,347
    Eastman Kodak Co.                               (a)      38,044      954,904
    Hasbro, Inc.                                             24,157      512,128
    Mattel, Inc.                                             55,392      913,968
                                                                      ----------
                                                                       2,865,347
                                                                      ----------
    MACHINERY (1.4%)
    Caterpillar, Inc.                                        92,017    6,247,954
    Cummins, Inc.                                   (a)       6,265      609,585
    Danaher Corp.                                            32,013    1,813,216
    Deere & Co.                                              32,673    2,344,614
    Dover Corp.                                              27,479    1,262,110
    Eaton Corp.                                              20,297    1,343,661
    Illinois Tool Works, Inc.                       (a)      27,722    2,336,687

    Ingersoll-Rand Co. Class A                               44,769    1,758,079
    ITT Industries, Inc.                                     12,518    1,283,095
    Navistar International Corp.                    (b)        8,717      237,102
    PACCAR, Inc.                                             23,105    1,608,108
    Pall Corp.                                               16,463      474,134
    Parker-Hannifin Corp.                                    16,028    1,214,442
                                                                      ----------
                                                                      22,532,787
                                                                      ----------
    MEDIA (3.2%)
    CBS Corp. Class B                                       104,678    2,735,236
    Clear Channel Communications, Inc.                       73,350    2,146,955
    Comcast Corp. Class A                           (a)(b)  294,117    8,182,335
    Dow Jones & Co., Inc.                           (a)       7,917      300,925
    E.W. Scripps Co. (The) Class A                  (a)      11,500      555,910
    Gannett Co., Inc.                                        32,488    2,007,758
    Interpublic Group of Cos., Inc. (The)           (a)(b)   56,204      567,660
    Knight-Ridder, Inc.                             (a)       9,377      583,718
    McGraw-Hill Cos., Inc. (The)                             50,770    2,591,301
    Meredith Corp.                                            6,010      329,108
    New York Times Co. (The) Class A                (a)      19,403      549,105
    News Corp. Class A                                      331,003    5,216,607
    Omnicom Group, Inc.                                      24,711    2,021,113
    Time Warner, Inc.                                       631,391   11,068,284
    Tribune Co.                                              35,828    1,039,370
    Univision Communications, Inc. Class A          (b)      30,242      962,905
    Viacom, Inc. Class B                            (b)     104,678    4,342,043
    Walt Disney Co. (The)                                   260,549    6,594,495
                                                                      ----------
                                                                      51,794,828
                                                                      ----------
    METALS & MINING (0.9%)
    Alcoa, Inc.                                             117,791    3,710,417
    Allegheny Technologies, Inc.                             11,490      595,757
    Freeport-McMoRan Copper & Gold, Inc. Class B             24,897    1,599,632
    Newmont Mining Corp.                                     60,308    3,727,034
    Nucor Corp.                                              21,259    1,790,646
    Phelps Dodge Corp.                                       13,718    2,201,739
    United States Steel Corp.                       (a)      15,197      908,021
                                                                      ----------
                                                                      14,533,246
                                                                      ----------
    MULTILINE RETAIL (1.1%)
    Big Lots, Inc.                                  (b)      15,034      201,005
    Dillard's, Inc. Class A                                   9,463      245,092
    Dollar General Corp.                            (a)      43,374      733,021
    Family Dollar Stores, Inc.                      (a)      22,336      534,947
    Federated Department Stores, Inc.                        36,854    2,455,582
    J.C. Penney Co., Inc.                                    31,493    1,757,309
    Kohl's Corp.                                    (b)      46,679    2,072,081
    Nordstrom, Inc.                                          29,857    1,245,634
    Sears Holdings Corp.                            (b)      13,560    1,646,726
    Target Corp.                                            119,011    6,515,852
                                                                      ----------
                                                                      17,407,249
                                                                      ----------
    MULTI-UTILITIES (1.1%)
    Ameren Corp.                                             27,530    1,397,423
    Centerpoint Energy, Inc.                        (a)      41,780      533,948
    CMS Energy Corp.                                (a)(b)   28,656      414,652
    Consolidated Edison, Inc.                       (a)      33,006    1,551,612

    Dominion Resources, Inc.                                47,064     3,554,744
    DTE Energy Co.                                          24,042     1,014,572
    KeySpan Corp.                                  (a)      23,566       846,491
    NiSource, Inc.                                          36,105       741,236
    PG&E Corp.                                              46,067     1,718,760
    Public Service Enterprise Group, Inc.                   33,910     2,360,814
    Sempra Energy                                           34,825     1,673,341
    TECO Energy, Inc.                                       27,479       469,341
    Xcel Energy, Inc.                                       53,272     1,034,542
                                                                     -----------
                                                                      17,311,476
                                                                     -----------
    OFFICE ELECTRONICS (0.1%)
    Xerox Corp.                                    (a)(b)  129,973     1,859,914
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS (8.0%)
    Amerada Hess Corp.                             (a)      10,723     1,659,920
    Anadarko Petroleum Corp.                                31,835     3,432,450
    Apache Corp.                                            44,352     3,349,907
    Burlington Resources, Inc.                              51,200     4,672,512
    Chevron Corp.                                          303,642    18,030,262
    ConocoPhillips                                         187,684    12,143,155
    Devon Energy Corp.                                      60,073     4,097,579
    El Paso Corp.                                           89,123     1,199,596
    EOG Resources, Inc.                            (a)      32,636     2,759,047
 &  ExxonMobil Corp.                                       841,540    52,806,634
    Kerr-McGee Corp.                                        15,762     1,739,967
    Kinder Morgan, Inc.                                     14,202     1,366,943
    Marathon Oil Corp.                                      49,441     3,800,530
    Murphy Oil Corp.                                        22,337     1,273,209
    Occidental Petroleum Corp.                              54,322     5,307,803
    Sunoco, Inc.                                   (a)      18,400     1,751,680
    Valero Energy Corp.                                     83,504     5,213,155
    Williams Cos., Inc. (The)                               77,667     1,851,581
    XTO Energy, Inc.                                        49,153     2,412,429
                                                                     -----------
                                                                     128,868,359
                                                                     -----------
    PAPER & FOREST PRODUCTS (0.3%)
    International Paper Co.                        (a)      66,381     2,166,012
    Louisiana-Pacific Corp.                        (a)     14,709       433,180
    MeadWestvaco Corp.                                      24,419       651,743
    Weyerhaeuser Co.                                        33,044     2,305,149
                                                                     -----------
                                                                       5,556,084
                                                                     -----------
    PERSONAL PRODUCTS (0.2%)
    Alberto-Culver Co.                             (a)      10,184       451,151
    Avon Products, Inc.                            (a)      62,785     1,778,071
    Estee Lauder Cos., Inc. (The) Class A                   16,300       594,461
                                                                     -----------
                                                                       2,823,683
                                                                     -----------
    PHARMACEUTICALS (6.2%)
    Abbott Laboratories                                    209,981     9,060,680
    Allergan, Inc.                                          17,826     2,074,946
    Bristol-Myers Squibb Co.                               264,571     6,029,573
    Eli Lilly & Co.                                (a)     153,688     8,701,815
    Forest Laboratories, Inc.                      (b)      45,207     2,092,180
 &  Johnson & Johnson                                      402,344    23,150,874
    King Pharmaceuticals, Inc.                     (b)      32,112       602,100

    Merck & Co., Inc.                                      295,705    10,201,823
    Mylan Laboratories, Inc.                                28,897       569,271
 &  Pfizer, Inc.                                           998,191    25,633,545
    Schering-Plough Corp.                                  199,423     3,818,950
    Watson Pharmaceuticals, Inc.                     (b)    14,462       478,548
    Wyeth                                                  181,414     8,390,398
                                                                     -----------
                                                                     100,804,703
                                                                     -----------
    REAL ESTATE (0.8%)
    Apartment Investment & Management Co. Class A           12,772       543,065
    Archstone-Smith Trust                            (a)    28,634     1,341,789
    Equity Office Properties Trust                   (a)    55,474     1,765,183
    Equity Residential                                      38,795     1,645,296
    Plum Creek Timber Co., Inc.                             24,986       922,983
    ProLogis                                                33,399     1,710,697
    Public Storage, Inc.                             (a)    11,096       805,237
    Simon Property Group, Inc.                       (a)    25,290     2,095,024
    Vornado Realty Trust                                    16,031     1,416,179
                                                                     -----------
                                                                      12,245,453
                                                                     -----------
    ROAD & RAIL (0.7%)
    Burlington Northern Santa Fe Corp.                      50,439     4,041,173
    CSX Corp.                                               28,611     1,531,547
    Norfolk Southern Corp.                                  54,678     2,725,152
    Union Pacific Corp.                                     35,840     3,170,406
                                                                     -----------
                                                                      11,468,278
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR
       EQUIPMENT (3.0%)
    Advanced Micro Devices, Inc.                     (b)    54,692     2,289,407
    Altera Corp.                                     (b)    49,539       956,598
    Analog Devices, Inc.                                    49,671     1,975,416
    Applied Materials, Inc.                                219,143     4,174,674
    Applied Micro Circuits Corp.                     (b)    41,038       135,015
    Broadcom Corp. Class A                           (b)    38,695     2,638,999
    Freescale Semiconductor, Inc. Class B            (b)    55,631     1,404,683
    Intel Corp.                                            816,316    17,363,041
    KLA-Tencor Corp.                                        26,679     1,386,774
    Linear Technology Corp.                                 41,203     1,533,164
    LSI Logic Corp.                                  (b)    51,172       468,224
    Maxim Integrated Products, Inc.                         44,272     1,816,923
    Micron Technology, Inc.                          (b)    81,588     1,197,712
    National Semiconductor Corp.                            47,242     1,332,697
    Novellus Systems, Inc.                           (b)    18,576       526,630
    NVIDIA Corp.                                     (b)    23,106     1,038,846
    PMC-Sierra, Inc.                                 (b)    23,852       225,640
    Teradyne, Inc.                                   (b)    25,828       449,924
    Texas Instruments, Inc.                                219,098     6,404,235
    Xilinx, Inc.                                            46,393     1,306,427
                                                                     -----------
                                                                      48,625,029
                                                                     -----------
    SOFTWARE (3.5%)
    Adobe Systems, Inc.                                     81,408     3,233,526
    Autodesk, Inc.                                          31,289     1,270,021
    BMC Software, Inc.                               (b)    29,433       650,469
    Citrix Systems, Inc.                             (b)    23,904       737,199

    Computer Associates International, Inc.                 62,966     1,718,972
    Compuware Corp.                                (b)      51,545       424,731
    Electronic Arts, Inc.                          (b)      40,746     2,223,917
    Intuit, Inc.                                   (b)      24,677     1,291,347
 &  Microsoft Corp.                                (c)   1,238,108    34,852,740
    Novell, Inc.                                   (b)      50,318       490,097
    Oracle Corp.                                   (b)     509,187     6,400,481
    Parametric Technology Corp.                    (b)      35,945       225,016
    Siebel Systems, Inc.                                    71,716       760,907
    Symantec Corp.                                 (b)     146,229     2,687,689
                                                                     -----------
                                                                      56,967,112
                                                                     -----------
    SPECIALTY RETAIL (2.1%)
    AutoNation, Inc.                               (a)(b)   24,320       542,093
    AutoZone, Inc.                                 (b)       7,562       739,186
    Bed Bath & Beyond, Inc.                        (b)      40,204     1,504,032
    Best Buy Co., Inc.                                      55,358     2,804,436
    Circuit City Stores, Inc.                               22,228       560,368
    Gap, Inc. (The)                                         78,314     1,416,700
    Home Depot, Inc. (The)                                 287,317    11,650,704
    Limited Brands, Inc.                                    47,206     1,116,894
    Lowe's Cos., Inc.                                      105,873     6,728,229
    Office Depot, Inc.                             (b)      42,694     1,415,306
    OfficeMax, Inc.                                          9,284       265,244
    RadioShack Corp.                                        18,177       403,529
    Sherwin-Williams Co. (The)                              15,355       812,280
    Staples, Inc.                                           98,740     2,341,125
    Tiffany & Co.                                           19,383       730,739
    TJX Cos., Inc. (The)                                    64,078     1,635,911
                                                                     -----------
                                                                      34,666,776
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS (0.4%)
    Coach, Inc.                                    (b)      51,448     1,849,556
    Jones Apparel Group, Inc.                               16,334       510,928
    Liz Claiborne, Inc.                            (a)      14,361       498,614
    NIKE, Inc. Class B                                      25,752     2,084,624
    Reebok International, Ltd.                     (a)       7,506       442,779
    VF Corp.                                                12,046       668,312
                                                                     -----------
                                                                       6,054,813
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE (1.6%)
    Countrywide Financial Corp.                             80,240     2,683,226
    Fannie Mae                                             131,021     7,591,357
    Freddie Mac                                             93,363     6,335,613
    Golden West Financial Corp.                             34,534     2,438,791
    MGIC Investment Corp.                          (a)      12,893       851,067
    Sovereign Bancorp, Inc.                                 49,737     1,084,267
    Washington Mutual, Inc.                                133,540     5,651,413
                                                                     -----------
                                                                      26,635,734
                                                                     -----------
    TOBACCO (1.4%)
 &  Altria Group, Inc.                                     282,050    20,403,497
    Reynolds American, Inc.                        (a)      11,530     1,166,029
    UST, Inc.                                      (a)      21,966       855,356
                                                                     -----------
                                                                      22,424,882
                                                                     -----------
    TRADING COMPANIES & DISTRIBUTORS (0.0%)         @

    W.W. Grainger, Inc.                                         10,287         729,657
                                                                         -------------
    WIRELESS TELECOMMUNICATION SERVICES
       (0.8%)
    ALLTEL Corp.                                                51,550       3,094,547
    Sprint Nextel Corp.                                        399,588       9,146,569
                                                                         -------------
                                                                            12,241,116
                                                                         -------------
    Total Common Stocks
       (Cost $1,268,362,729)                                             1,564,467,059 (g)
                                                                         -------------

                                                               PRINCIPAL
                                                                 AMOUNT
                                                              -----------
    SHORT-TERM INVESTMENTS (8.9%)
    CERTIFICATE OF DEPOSIT (0.3%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                              (d)(e) $ 5,638,003    5,638,003
                                                                            ----------
    Total Certificate of Deposit
       (Cost $5,638,003)                                                     5,638,003
                                                                            ----------
    COMMERCIAL PAPER (3.6%)
    Den Danske Bank
       4.409%, due 2/6/06                              (d)      5,638,003    5,638,003
    Intesa Funding LLC
       4.30%, due 2/6/06                               (c)     42,300,000   42,274,737
    Liberty Street
       4.527%, due 3/15/06                             (d)      3,758,668    3,758,668
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                             (d)      1,879,334    1,879,334
    Ranger Funding LLC
       4.523%, due 3/7/06                              (d)      3,758,669    3,758,669
                                                                            ----------
    Total Commercial Paper
       (Cost $57,309,411)                                                   57,309,411
                                                                            ----------

                                                                 SHARES
                                                               ----------
    INVESTMENT COMPANY (1.2%)
    BGI Institutional Money Market Fund                (d)     19,763,664   19,763,664
                                                                            ----------
    Total Investment Company
       (Cost $19,763,664)                                                   19,763,664
                                                                            ----------

                                                                PRINCIPAL
                                                                 AMOUNT
                                                               ----------
    REPURCHASE AGREEMENT (0.5%)
    Morgan Stanley & Co.
       4.605%, dated 1/31/06
       due 2/1/06 Proceeds at Maturity $7,518,299
       (Collateralized by various bonds
       with a Principal Amount of $7,707,690
       and Market Value of $7,716,883)                 (d)     $7,517,337     7,517,337
                                                                              ---------
    Total Repurchase Agreement
       (Cost $7,517,337)                                                      7,517,337
                                                                              ---------
    TIME DEPOSITS (2.8%)

    Bank of America
       4.52%, due 3/27/06                 (d)(e)   5,638,003        5,638,003
    Bank of Nova Scotia
       4.50%, due 3/24/06                 (d)      3,758,668        3,758,668
    Barclays
       4.425%, due 3/6/06                 (d)      3,758,668        3,758,668
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                 (d)      5,638,003        5,638,003
    Deutsche Bank
       4.29%, due 2/1/06                  (d)      1,879,334        1,879,334
    Dexia Group
       4.52%, due 3/27/06                 (d)      3,758,668        3,758,668
    First Tennessee National Corp.
       4.39%, due 2/13/06                 (d)      3,758,668        3,758,668
    Fortis Bank
       4.35%, due 2/8/06                  (d)      3,758,668        3,758,668
    National Australia Bank
       4.46%, due 2/1/06                  (d)      5,638,003        5,638,003
    Societe Generale
       4.50%, due 2/6/06                  (d)      3,758,668        3,758,668
    Wells Fargo & Co.
       4.50%, due 3/20/06                 (d)      3,758,668        3,758,668
                                                               --------------
    Total Time Deposits
       (Cost $45,104,019)                                          45,104,019
                                                               --------------
    U.S. GOVERNMENT (0.5%)
    U.S. Treasury Bills
       3.96%, due 2/9/06                  (c)      4,900,000        4,895,804
       3.974%, due 2/16/06                (c)      2,900,000        2,895,210
                                                               --------------
    Total U.S. Government
       (Cost $7,791,014)                                            7,791,014
                                                               --------------
    Total Short-Term Investments
       (Cost $143,123,448)                                        143,123,448
                                                               --------------
    Total Investments
       (Cost $1,411,486,177)              (h)          105.9%   1,707,590,507 (i)
    Liabilities in Excess of
       Cash and Other Assets                            (5.9)     (94,894,619)
                                                  ----------   --------------
    Net Assets                                         100.0%  $1,612,695,888
                                                  ==========   ==============

                                                  CONTRACTS       UNREALIZED
                                                     LONG        APPRECIATION (f)
                                                  ---------      ------------
    FUTURES CONTRACT (0.0%)                @
    Standard & Poor's 500 Index
       March 2006                                    150         $  258,175
       Mini March 2006                                 6              1,407
                                                                 ----------
    Total Futures Contract
       (Settlement Value $48,779,662)     (g)                    $  259,582
                                                                 ==========

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Segregated, partially segregated or designated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(f) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2006.

(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.

(h)  The cost for federal income tax purposes is $1,431,035,284.

(i) At January 31, 2006 net unrealized appreciation was $276,555,223, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $354,801,562 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $78,246,339.

MAINSTAY SHORT TERM BOND FUND
PORTFOLIO OF INVESTMENTS                            January 31, 2006 (unaudited)

                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ---------   ----------
    LONG-TERM BONDS (98.4%)                            +
    ASSET-BACKED SECURITIES (1.3%)
    CONSUMER FINANCE (0.4%)
    Harley-Davidson Motorcycle Trust
       Series 2002-1, Class A2
       4.50%, due 1/15/10                                  $225,714   $  225,324
    Volkswagen Auto Loan Enhanced Trust
       Series 2003-2, Class A3
       2.27%, due 10/22/07                                  146,472      145,424
                                                                      ----------
                                                                         370,748
                                                                      ----------
    CONSUMER LOANS (0.8%)
    Atlantic City Electric Transition Funding LLC
       Series 2002-1, Class A1
       2.89%, due 7/20/10                                   667,273      650,133
                                                                      ----------
    DIVERSIFIED FINANCIAL SERVICES (0.1%)
    Capital One Master Trust
       Series 2001-5, Class A
       5.30%, due 6/15/09                                   110,000      110,177
                                                                      ----------
    THRIFTS & MORTGAGE FINANCE (0.0%)                  @
    Vanderbilt Mortgage Finance
       Series 1999-B, Class 1A4
       6.545%, due 4/7/18                                    26,757       26,785
                                                                      ----------
    Total Asset-Backed Securities
       (Cost $1,181,299)                                               1,157,843
                                                                      ----------
    CORPORATE BONDS (3.5%)
    AGRICULTURE (1.4%)
    Cargill, Inc.
       6.25%, due 5/1/06                              (a)  1,210,000   1,214,289
                                                                       ---------
    HEALTH CARE-SERVICES (2.1%)
    Quest Diagnostics, Inc.
       6.75%, due 7/12/06                                  1,860,000   1,873,234
                                                                       ---------
    Total Corporate Bonds
       (Cost $3,113,501)                                               3,087,523
                                                                       ---------
    MORTGAGE-BACKED SECURITIES (5.6%)
    COMMERCIAL MORTGAGE LOANS
       (COLLATERALIZED MORTGAGE OBLIGATIONS) (5.6%)
    Banc of America Commercial Mortgage, Inc.
       Series 2001-PB1, Class A1
       4.907%, due 5/11/35                                    96,165      96,007
    Citigroup Commercial Mortgage Trust

       Series 2005-EMG, Class A1
       4.154%, due 9/20/51                             (a)   521,388     511,741
    JP Morgan Chase Commercial Mortgage
       Securities Corp.
       Series 2004-CB9, Class A1
       3.475%, due 6/12/41                             (b) 1,313,533   1,272,641
    LB-UBS Commercial Mortgage Trust
       Series 2004-C2, Class A2
       3.246%, due 3/15/29                                   470,000     446,850
       Series 2004-C7, Class A1
       3.625%, due 10/15/29                                  580,731     565,262
    Merrill Lynch Mortgage Trust
       Series 2004-MKB1, Class A1
       3.563%, due 2/12/42                                 1,229,014   1,195,725
    Morgan Stanley Capital I
       Series 2003-IQ5, Class A1
       3.02%, due 4/15/38                                     53,354      52,954
    Wachovia Bank Commercial Mortgage Trust
       Series 2004-C14, Class A1
       3.477%, due 8/15/41                                   879,362     855,485
                                                                       ---------
    Total Mortgage-Backed Securities
       (Cost $5,132,774)                                               4,996,665
                                                                       ---------
    U.S. GOVERNMENT & FEDERAL AGENCIES (88.0%)
    FANNIE MAE GRANTOR TRUST
      (COLLATERALIZED MORTGAGE OBLIGATION) (1.1%)
      Series 1998-M6, Class A2
      6.32%, due 8/15/08                                    961,629     984,363
                                                                      ----------
    FEDERAL HOME LOAN BANK (7.1%)
 &    3.625%, due 2/16/07                                 6,410,000    6,330,631
                                                                      ----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (17.8%)
 &    3.30%, due 9/14/07                                  2,680,000    2,617,240
      3.625%, due 2/15/07                                 2,600,000    2,567,872
 &    4.00%, due 8/17/07                                  3,560,000    3,516,675
 &    4.375%, due 11/16/07                            (c) 7,225,000    7,172,005
                                                                      ----------
                                                                      15,873,792
                                                                      ----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (COLLATERALIZED MORTGAGE OBLIGATION) (0.0%)
      Series 1364, Class K
      5.00%, due 9/15/07                                     27,504       27,443
                                                                      ----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (MORTGAGE PASS-THROUGH SECURITIES) (0.0%)
      5.00%, due 1/1/07                                      39,443       39,472
                                                                      ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.3%)
      3.15%, due 5/28/08                                    330,000      318,306
 &    4.00%, due 9/2/08                                   6,480,000    6,341,529
 &    4.75%, due 1/2/07                                   8,515,000    8,501,751
      5.25%, due 4/15/07                                  2,480,000    2,491,470
 &    6.625%, due 9/15/09                                 2,845,000    3,015,791
                                                                      ----------
                                                                      20,668,847
                                                                      ----------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (MORTGAGE PASS-THROUGH SECURITIES) (0.8%)
      4.50%, due 11/1/18                                     687,854     669,609
                                                                      ----------
    UNITED STATES TREASURY NOTES (37.9%)
      3.00%, due 11/15/07                                    185,000     180,173
 &    3.125%, due 1/31/07                          (c)     9,040,000   8,910,403
 &    3.375%, due 2/15/08                          (c)     9,475,000   9,265,517
 &    3.625%, due 4/30/07                                 15,580,000  15,401,079
                                                                      ----------
                                                                      33,757,172
                                                                      ----------
    Total U.S. Government & Federal Agencies
       (Cost $79,196,499)                                             78,351,329
                                                                      ----------
    Total Long-Term Bonds
       (Cost $88,624,073)                                             87,593,360
                                                                      ----------
    SHORT-TERM INVESTMENTS (8.9%)
    CERTIFICATE OF DEPOSIT (0.5%)
    Skandinaviska Enskilda Banken AB
       4.52%, due 2/22/06                          (b)(d)    430,029     430,029
                                                                       ---------
    Total Certificate of Deposit
       (Cost $430,029)                                                   430,029
                                                                       ---------
    COMMERCIAL PAPER (2.2%)
    Den Danske Bank
       4.409%, due 2/6/06                          (d)       430,030     430,030
    Liberty Street
       4.527%, due 3/15/06                         (d)       286,686     286,686
    Prefco Enterprises, Inc.
       4.518%, due 2/27/06                         (d)       143,343     143,343
    Ranger Funding LLC
       4.523%, due 3/7/06                          (d)       286,686     286,686
    UBS Finance Delaware LLC
       4.47%, due 2/1/06                                     840,000     840,000
                                                                       ---------
    Total Commercial Paper
       (Cost $1,986,745)                                               1,986,745
                                                                       ---------

                                                             SHARES      VALUE
                                                           ---------   ---------
    INVESTMENT COMPANY (1.7%)
    BGI Institutional Money Market Fund            (d)     1,507,441   1,507,441
                                                                       ---------
    Total Investment Company
       (Cost $1,507,441)                                               1,507,441
                                                                       ---------

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ---------     -------
    REPURCHASE AGREEMENT (0.6%)
    Morgan Stanley & Co.
       4.605% dated 1/31/06
       due 2/1/06 Proceeds at Maturity $573,446
       (Collateralized by various bonds
       with a Principal Amount of $587,891
       and Market Value of $588,592)               (d)      $573,372     573,372
                                                                         -------
    Total Repurchase Agreement

       (Cost $573,372)                                                    573,372
                                                                      -----------
    TIME DEPOSITS (3.9%)
    Bank of America
       4.52%, due 3/27/06                            (b)(d) 430,030       430,030
    Bank of Nova Scotia
       4.50%, due 3/24/06                            (d)    286,686       286,686
    Barclays
       4.425%, due 3/6/06                            (d)    286,686       286,686
    Credit Suisse First Boston Corp.
       4.50%, due 3/24/06                            (d)    430,029       430,029
    Deutsche Bank
       4.29%, due 2/1/06                             (d)    143,343       143,343
    Dexia Group
       4.52%, due 3/27/06                            (d)    286,686       286,686
    First Tennessee National Corp.
       4.39%, due 2/13/06                            (d)    286,686       286,686
    Fortis Bank
       4.35%, due 2/8/06                             (d)    286,686       286,686
    National Australia Bank
       4.46%, due 2/1/06                             (d)    430,029       430,029
    Societe Generale
       4.50%, due 2/6/06                             (d)    286,686       286,686
    Wells Fargo & Co.
       4.50%, due 3/20/06                            (d)    286,686       286,686
    Total Time Deposits                                               -----------
     (Cost $3,440,233)                                                  3,440,233
                                                                      -----------
    Total Short-Term Investments
       (Cost $7,937,820)                                                7,937,820
                                                                      -----------
    Total Investments
       (Cost $96,561,893)                            (e)      107.3%   95,531,180 (f)

    Liabilities in Excess of
       Cash and Other Assets                                   (7.3)   (6,537,745)
                                                            -------   -----------
    Net Assets                                                100.0%  $88,993,435
                                                            =======   ===========

 +   Percentages indicated are based on Fund net assets.

 @   Less than one tenth of a percent.

 & Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at January 31, 2006.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  The cost for federal income tax purposes is $96,577,847.

(f) At January 31, 2006, net unrealized depreciation was $1,046,667 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized depreciation for all investments on which there was an excess of market value over cost of $64 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,046,731.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: March 30, 2006


By: /s/ ARPHIELA ARIZMENDI
    ---------------------------------
    ARPHIELA ARIZMENDI
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 30, 2006